Schedule of Investments (unaudited)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.40%, 03/01/31(a)	$2,290	$2,051,508
2.45%, 04/30/30(a)	3,445	3,171,426
4.20%, 03/02/29	2,620	2,588,331
4.20%, 06/01/30(a)	3,010	2,956,083
4.65%, 10/01/28	2,945	2,948,779
4.75%, 03/30/30	3,180	3,189,459
		16,905,586
Aerospace & Defense — 1.2%
BAE Systems Finance, Inc., 7.50%, 07/01/27(a)(b)	3,280	3,388,980
BAE Systems PLC
1.90%, 02/15/31(b)	6,740	5,958,277
3.40%, 04/15/30(b)	7,175	6,875,292
5.13%, 03/26/29(b)	7,520	7,644,299
5.25%, 03/26/31(b)	1,815	1,856,694
Boeing Co.(The)
2.95%, 02/01/30	4,395	4,144,776
3.20%, 03/01/29	7,015	6,771,298
3.25%, 02/01/28(a)	6,443	6,320,200
3.25%, 03/01/28	1,200	1,175,401
3.45%, 11/01/28(a)	1,959	1,911,224
3.63%, 02/01/31	8,965	8,546,401
5.15%, 05/01/30	26,372	26,791,021
6.30%, 05/01/29	8,545	8,939,512
6.39%, 05/01/31	2,100	2,240,255
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	155	167,826
General Dynamics Corp.
2.63%, 11/15/27(a)	2,170	2,126,168
3.63%, 04/01/30	6,745	6,539,712
3.75%, 05/15/28(a)	5,992	5,950,441
General Electric Co., 4.30%, 07/29/30	6,465	6,425,440
HEICO Corp., 5.25%, 08/01/28(a)	3,752	3,813,562
Hexcel Corp., 4.90%, 05/15/31(a)	1,300	1,296,975
Honeywell Aerospace, Inc.
3.90%, 03/16/28(b)	8,690	8,618,670
4.00%, 03/16/29(a)(b)	9,485	9,374,502
4.30%, 03/16/31(b)	15,080	14,855,773
Howmet Aerospace, Inc.
3.00%, 01/15/29(a)	4,990	4,811,730
3.75%, 03/03/28(a)	485	479,638
3.90%, 04/15/29	500	492,216
6.75%, 01/15/28	3,270	3,389,661
L3Harris Technologies, Inc.
1.80%, 01/15/31	2,480	2,183,832
2.90%, 12/15/29	2,687	2,542,899
4.40%, 06/15/28	10,143	10,129,504
5.05%, 06/01/29	4,770	4,837,019
Lockheed Martin Corp.
1.85%, 06/15/30	2,130	1,922,455
4.15%, 08/15/28(a)	3,130	3,125,382
4.40%, 08/15/30	4,600	4,590,699
4.45%, 05/15/28(a)	3,030	3,040,670
4.50%, 02/15/29	3,585	3,596,434
5.10%, 11/15/27(a)	3,542	3,593,627
Northrop Grumman Corp.
3.25%, 01/15/28(a)	10,555	10,380,267
4.40%, 05/01/30	4,820	4,806,162
Security	Par (000)	Value
Aerospace & Defense (continued)
4.60%, 02/01/29(a)	$3,140	$3,159,493
4.65%, 07/15/30	4,560	4,579,259
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	110	123,857
Rolls-Royce PLC, 5.75%, 10/15/27(b)	5,245	5,313,984
RTX Corp.
2.25%, 07/01/30	7,190	6,585,580
4.13%, 11/16/28	16,831	16,723,103
5.75%, 01/15/29	1,773	1,832,414
6.00%, 03/15/31	870	921,280
6.70%, 08/01/28(a)	1,990	2,083,121
7.20%, 08/15/27	1,700	1,758,723
7.50%, 09/15/29	3,180	3,465,766
Spirit AeroSystems, Inc., 4.60%, 06/15/28	2,755	2,753,412
		264,954,886
Agriculture — 1.2%
Altria Group, Inc.
3.40%, 05/06/30	4,630	4,428,110
4.50%, 08/06/30	3,330	3,313,975
4.80%, 02/14/29	10,977	11,048,181
4.88%, 02/04/28	2,610	2,627,501
6.20%, 11/01/28	2,870	2,979,022
Archer-Daniels-Midland Co., 3.25%, 03/27/30	6,830	6,531,487
BAT Capital Corp.
2.26%, 03/25/28	9,641	9,275,528
2.73%, 03/25/31	7,990	7,297,883
3.46%, 09/06/29(a)	3,382	3,265,248
3.56%, 08/15/27(a)	12,522	12,407,011
4.91%, 04/02/30	6,205	6,257,442
5.83%, 02/20/31	4,735	4,943,635
6.34%, 08/02/30(a)	6,070	6,439,282
BAT International Finance PLC
4.45%, 03/16/28	5,722	5,724,124
5.93%, 02/02/29	5,915	6,119,176
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	225	205,648
3.20%, 04/21/31	3,145	2,938,216
3.75%, 09/25/27(a)	3,140	3,118,469
4.10%, 01/07/28(a)	2,230	2,220,190
4.20%, 09/17/29	5,450	5,392,068
4.55%, 08/04/30	4,260	4,238,422
Cargill, Inc.
1.70%, 02/02/31(b)	2,280	2,005,545
2.13%, 04/23/30(b)	4,670	4,268,728
3.25%, 05/23/29(a)(b)	4,020	3,906,724
4.13%, 10/23/30(b)	4,850	4,767,191
4.63%, 02/11/28(a)(b)	3,395	3,415,528
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	5,970	5,831,261
4.50%, 06/30/28(b)	3,645	3,641,601
5.50%, 02/01/30(b)	7,415	7,602,344
6.13%, 07/27/27(b)	5,316	5,408,782
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	1,090	1,097,997
5.25%, 06/15/30(b)	5,695	5,825,434
Philip Morris International, Inc.
1.75%, 11/01/30	5,070	4,500,912
2.10%, 05/01/30	4,220	3,852,728
3.13%, 08/17/27	2,695	2,661,476
3.13%, 03/02/28(a)	2,875	2,816,593
3.38%, 08/15/29	4,429	4,286,815

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.88%, 10/27/28	$4,070	$4,029,387
4.00%, 10/29/30	4,480	4,385,675
4.13%, 04/28/28	4,630	4,609,812
4.13%, 04/27/29(a)	2,140	2,120,411
4.38%, 11/01/27	3,970	3,978,669
4.38%, 04/30/30	4,735	4,702,992
4.63%, 11/01/29(a)	4,070	4,090,810
4.88%, 02/15/28(a)	8,323	8,395,850
4.88%, 02/13/29	5,367	5,424,614
5.13%, 11/17/27	8,393	8,490,415
5.13%, 02/15/30	13,204	13,454,234
5.13%, 02/13/31	7,510	7,674,689
5.25%, 09/07/28	4,710	4,798,840
5.50%, 09/07/30	4,215	4,359,508
5.63%, 11/17/29	7,580	7,841,996
		265,018,179
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	3,990	3,954,148
Delta Air Lines, Inc.
3.75%, 10/28/29	3,740	3,615,863
4.38%, 04/19/28(a)	2,155	2,143,810
4.95%, 07/10/28	6,490	6,522,060
5.25%, 07/10/30	6,208	6,277,810
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	16,312	16,325,533
Southwest Airlines Co.
2.63%, 02/10/30(a)	3,580	3,310,859
3.45%, 11/16/27	1,660	1,633,230
4.38%, 11/15/28(a)	4,320	4,290,727
5.13%, 06/15/27	9,676	9,735,465
United Airlines, Inc., 4.63%, 04/15/29(b)	11,410	11,254,033
		69,063,538
Apparel — 0.1%
Gildan Activewear, Inc., 4.70%, 10/07/30(b)	3,325	3,287,555
NIKE, Inc., 2.85%, 03/27/30(a)	10,050	9,495,947
PVH Corp., 5.50%, 06/13/30(a)	2,830	2,868,369
Ralph Lauren Corp., 2.95%, 06/15/30(a)	3,940	3,703,443
Tapestry, Inc.
4.13%, 07/15/27(a)	1,330	1,325,343
5.10%, 03/11/30	4,720	4,770,681
		25,451,338
Auto Manufacturers — 4.4%
American Honda Finance Corp.
1.80%, 01/13/31(a)	980	856,989
2.00%, 03/24/28(a)	4,045	3,867,843
2.25%, 01/12/29	3,870	3,647,900
3.50%, 02/15/28	2,115	2,081,453
4.15%, 01/08/29(a)	3,700	3,661,748
4.25%, 09/01/28	4,200	4,175,023
4.40%, 09/05/29	4,690	4,646,760
4.45%, 10/22/27	3,505	3,505,435
4.45%, 01/08/31(a)	3,590	3,528,073
4.50%, 09/04/30	6,390	6,309,244
4.55%, 07/09/27(a)	3,805	3,811,807
4.55%, 03/03/28	5,160	5,164,039
4.60%, 04/17/30(a)	5,010	4,975,063
4.70%, 01/12/28(a)	2,883	2,893,454
4.80%, 03/05/30	3,810	3,810,361
4.90%, 07/09/27	2,955	2,973,495
4.90%, 03/13/29(a)	4,130	4,161,923
Security	Par (000)	Value
Auto Manufacturers (continued)
5.13%, 07/07/28	$4,454	$4,502,194
5.65%, 11/15/28	4,855	4,977,232
5.85%, 10/04/30(a)	1,105	1,147,888
Series A, 4.55%, 04/10/28	1,060	1,059,810
Series A, 4.90%, 04/10/31	3,470	3,461,553
BMW Finance NV, 2.85%, 08/14/29(a)(b)	2,865	2,717,348
BMW U.S. Capital LLC
2.55%, 04/01/31(a)(b)	475	428,783
3.63%, 04/18/29(a)(b)	4,705	4,583,861
3.75%, 04/12/28(a)(b)	4,460	4,409,678
3.95%, 08/14/28(b)	3,505	3,465,024
4.15%, 08/11/27(b)	1,130	1,128,435
4.15%, 04/09/30(b)	6,470	6,335,013
4.30%, 03/17/28(a)(b)	2,990	2,984,817
4.40%, 03/19/29(a)(b)	3,960	3,950,628
4.50%, 08/11/30(a)(b)	5,925	5,870,833
4.60%, 08/13/27(b)	4,055	4,070,498
4.65%, 08/13/29(a)(b)	3,480	3,477,755
4.65%, 03/19/31(a)(b)	4,075	4,050,035
4.75%, 03/21/28(a)(b)	4,920	4,948,170
4.90%, 04/02/29(a)(b)	4,945	4,986,629
5.05%, 08/11/28(b)	6,115	6,182,100
5.05%, 03/21/30(a)(b)	4,825	4,877,927
Cummins, Inc.
1.50%, 09/01/30	3,805	3,375,860
4.25%, 05/09/28	1,260	1,260,253
4.70%, 02/15/31(a)	4,570	4,601,035
4.90%, 02/20/29	2,575	2,612,090
7.13%, 03/01/28	4,273	4,472,936
Daimler Truck Finance North America LLC
2.38%, 12/14/28(b)	4,330	4,100,556
4.15%, 01/12/29(b)	3,600	3,559,190
4.30%, 08/12/27(a)(b)	2,310	2,306,691
4.50%, 04/12/31(b)	480	471,295
4.65%, 10/12/30(b)	4,945	4,912,000
4.95%, 01/13/28(a)(b)	3,950	3,980,047
5.13%, 09/25/27(b)	2,935	2,961,855
5.13%, 01/19/28(b)	2,835	2,861,585
5.13%, 09/25/29(a)(b)	3,630	3,671,019
5.25%, 01/13/30(a)(b)	5,205	5,290,591
5.40%, 09/20/28(a)(b)	2,400	2,442,948
Ford Holdings LLC, 9.30%, 03/01/30	2,060	2,303,651
Ford Motor Co.
6.63%, 10/01/28	2,520	2,610,528
9.63%, 04/22/30(a)	2,480	2,838,406
Ford Motor Credit Co. LLC
2.90%, 02/16/28	3,670	3,547,333
2.90%, 02/10/29(a)	4,515	4,260,292
3.82%, 11/02/27	4,025	3,965,328
4.00%, 11/13/30	10,060	9,504,567
4.13%, 08/17/27	6,790	6,737,404
4.97%, 04/06/29	6,810	6,766,508
5.11%, 05/03/29	9,022	8,994,873
5.30%, 09/06/29	5,250	5,257,046
5.42%, 04/09/31(a)	7,725	7,700,660
5.73%, 09/05/30	7,620	7,707,243
5.80%, 03/08/29	9,465	9,604,911
5.88%, 11/07/29	7,500	7,616,937
5.92%, 03/20/28(a)	5,269	5,347,318
6.05%, 03/05/31	4,975	5,089,336
6.80%, 05/12/28(a)	8,890	9,165,448

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.80%, 11/07/28	$9,140	$9,474,560
7.20%, 06/10/30	5,505	5,836,468
7.35%, 11/04/27	7,540	7,778,568
7.35%, 03/06/30(a)	7,025	7,481,298
General Motors Co.
4.20%, 10/01/27(a)	3,611	3,600,003
5.00%, 10/01/28(a)	4,545	4,582,101
5.35%, 04/15/28	4,475	4,534,899
5.40%, 10/15/29(a)	5,695	5,821,126
5.63%, 04/15/30	4,470	4,600,875
6.80%, 10/01/27	4,815	4,943,571
General Motors Financial Co., Inc.
2.35%, 01/08/31	5,930	5,315,168
2.40%, 04/10/28	5,320	5,119,408
2.40%, 10/15/28(a)	6,852	6,515,938
2.70%, 08/20/27(a)	4,027	3,944,520
3.60%, 06/21/30	7,565	7,232,884
3.85%, 01/05/28	2,275	2,254,230
4.20%, 10/27/28(a)	4,265	4,233,267
4.30%, 04/06/29	6,390	6,324,267
4.60%, 01/08/31(a)	6,135	6,075,385
4.75%, 04/06/29	3,050	3,057,480
4.90%, 10/06/29	7,280	7,322,221
5.00%, 07/15/27	2,395	2,410,216
5.05%, 04/04/28	6,595	6,650,551
5.35%, 07/15/27(a)	5,685	5,742,857
5.35%, 01/07/30(a)	7,498	7,644,089
5.45%, 07/15/30	6,715	6,876,520
5.55%, 07/15/29	8,260	8,453,953
5.65%, 01/17/29(a)	3,645	3,727,453
5.75%, 02/08/31	5,490	5,682,844
5.80%, 06/23/28	9,163	9,365,387
5.80%, 01/07/29	8,770	9,018,712
5.85%, 04/06/30(a)	5,430	5,630,748
6.00%, 01/09/28(a)	5,050	5,156,251
Honda Motor Co. Ltd.
4.44%, 07/08/28	3,475	3,469,967
4.69%, 07/08/30(a)	7,741	7,705,764
Hyundai Capital America
1.80%, 01/10/28(b)	3,745	3,584,199
2.00%, 06/15/28(b)	5,285	5,016,559
2.10%, 09/15/28(b)	4,965	4,692,742
2.38%, 10/15/27(b)	3,527	3,427,816
4.25%, 09/18/28(a)(b)	4,190	4,155,372
4.25%, 01/08/29(b)	5,730	5,666,809
4.30%, 09/24/27(a)(b)	4,480	4,468,460
4.50%, 09/18/30(b)	6,020	5,928,050
4.55%, 09/26/29(a)(b)	5,090	5,071,197
4.55%, 01/08/31(a)(b)	4,600	4,529,419
4.60%, 04/06/28(b)	2,050	2,048,710
4.75%, 04/06/29(b)	2,050	2,053,197
4.88%, 06/23/27(b)	5,155	5,177,190
4.88%, 11/01/27(b)	4,565	4,583,660
4.90%, 06/23/28(b)	5,860	5,888,202
5.00%, 01/07/28(b)	4,755	4,783,675
5.00%, 04/07/31(b)	3,150	3,156,608
5.10%, 06/24/30(b)	3,500	3,531,605
5.15%, 03/27/30(b)	4,200	4,245,008
5.28%, 06/24/27(b)	4,140	4,175,082
5.30%, 01/08/29(b)	3,820	3,874,161
5.30%, 06/24/29(b)	4,537	4,609,928
Security	Par (000)	Value
Auto Manufacturers (continued)
5.30%, 01/08/30(b)	$4,830	$4,908,733
5.35%, 03/19/29(a)(b)	2,940	2,987,131
5.40%, 01/08/31(b)	1,885	1,919,642
5.60%, 03/30/28(a)(b)	4,635	4,710,102
5.68%, 06/26/28(b)	6,412	6,539,998
5.70%, 06/26/30(a)(b)	3,275	3,369,677
5.80%, 04/01/30(a)(b)	2,940	3,031,787
6.10%, 09/21/28(a)(b)	4,845	4,993,506
6.20%, 09/21/30(b)	1,965	2,056,805
6.38%, 04/08/30(a)(b)	4,015	4,214,551
6.50%, 01/16/29(b)	4,245	4,428,415
Hyundai Capital Services, Inc.
3.63%, 08/29/27(a)(b)	980	969,572
5.13%, 02/05/29(b)	2,835	2,869,289
5.25%, 01/22/28(b)	2,645	2,672,007
Kia Corp., 3.50%, 10/25/27(b)	530	523,426
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	1,880	1,696,475
2.63%, 03/10/30(a)(b)	2,290	2,130,724
3.10%, 08/15/29(b)	3,475	3,318,629
3.75%, 02/22/28(b)	5,725	5,657,292
4.13%, 03/10/28(b)	1,350	1,342,234
4.25%, 03/10/29(b)	5,970	5,916,973
4.30%, 02/22/29(b)	2,145	2,127,729
4.50%, 03/10/31(a)(b)	3,605	3,563,119
4.75%, 08/01/27(b)	3,445	3,463,625
4.75%, 03/31/28(b)	2,820	2,832,621
4.80%, 03/30/28(b)	5,907	5,939,386
4.80%, 08/01/29(b)	5,310	5,335,750
4.85%, 01/11/29(a)(b)	4,570	4,599,175
4.90%, 11/15/27(b)	3,765	3,793,844
5.00%, 04/01/30(b)	3,575	3,608,351
5.10%, 08/03/28(a)(b)	4,710	4,767,839
5.10%, 11/15/29(b)	4,065	4,119,748
5.25%, 11/29/27(a)(b)	2,693	2,726,019
8.50%, 01/18/31	8,540	9,848,341
PACCAR Financial Corp.
3.90%, 02/05/29	680	675,956
4.00%, 08/08/28	1,920	1,914,719
4.00%, 09/26/29(a)	2,975	2,959,440
4.25%, 06/23/27(a)	1,665	1,669,582
4.45%, 08/06/27	3,319	3,336,450
4.55%, 03/03/28	3,290	3,311,999
4.55%, 05/08/30(a)	1,880	1,895,125
4.60%, 01/10/28	1,265	1,273,817
4.60%, 01/31/29	3,945	3,995,960
4.95%, 08/10/28	1,290	1,309,071
Series R, 4.00%, 11/07/28	2,730	2,722,164
Stellantis Finance U.S., Inc.
5.35%, 03/17/28(a)(b)	2,710	2,724,397
5.63%, 01/12/28(a)(b)	2,332	2,357,358
5.75%, 03/18/30(a)(b)	4,865	4,887,005
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/29(b)	3,165	3,172,998
5.80%, 06/15/31(b)	3,165	3,171,083
Toyota Motor Corp.
2.36%, 03/25/31(a)	355	322,207
2.76%, 07/02/29(a)	2,705	2,581,622
3.67%, 07/20/28(a)	2,925	2,892,757
4.19%, 06/30/27(a)	2,160	2,160,793
4.45%, 06/30/30	4,050	4,050,756

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.12%, 07/13/28	$3,408	$3,466,238
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,325	2,247,488
1.65%, 01/10/31	3,440	3,023,694
1.90%, 04/06/28	3,708	3,561,339
2.15%, 02/13/30	4,449	4,097,244
3.05%, 01/11/28	2,590	2,547,448
3.38%, 04/01/30	6,055	5,811,905
3.65%, 01/08/29(a)	2,850	2,803,992
4.05%, 09/05/28(a)	4,945	4,923,654
4.35%, 10/08/27	6,693	6,714,942
4.45%, 06/29/29	4,780	4,787,053
4.55%, 09/20/27	5,320	5,346,532
4.55%, 08/09/29(a)	5,730	5,750,314
4.55%, 05/17/30	3,945	3,952,866
4.63%, 01/12/28(a)	4,745	4,781,774
4.65%, 01/05/29	4,115	4,146,315
4.80%, 05/15/30	6,915	6,982,937
4.95%, 01/09/30	4,325	4,391,638
5.05%, 05/16/29	5,897	6,008,031
5.10%, 03/21/31(a)	3,480	3,554,130
5.25%, 09/11/28	4,460	4,552,602
5.45%, 11/10/27	3,575	3,641,094
5.55%, 11/20/30(a)	7,720	8,027,472
Series B, 3.75%, 01/12/28(a)	3,335	3,315,464
Series B, 4.05%, 03/13/29	4,920	4,880,145
Series B, 4.20%, 01/10/31(a)	4,580	4,516,258
Series B, 4.25%, 05/12/28(a)	4,750	4,759,362
Series B, 4.55%, 05/14/31	5,370	5,352,974
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	2,190	2,095,852
3.75%, 05/13/30(b)	3,545	3,386,693
4.35%, 06/08/27(a)(b)	5,241	5,235,438
4.45%, 09/11/27(b)	3,555	3,550,620
4.55%, 09/11/28(a)(b)	2,355	2,344,819
4.60%, 06/08/29(a)(b)	2,895	2,873,507
4.75%, 11/13/28(b)	6,715	6,710,701
4.85%, 08/15/27(b)	2,110	2,117,340
4.85%, 09/11/30(b)	3,635	3,611,311
4.95%, 08/15/29(b)	3,565	3,575,501
5.05%, 03/27/28(a)(b)	6,840	6,881,163
5.25%, 03/22/29(b)	6,000	6,062,688
5.35%, 03/27/30(b)	3,930	3,986,160
5.65%, 09/12/28(b)	3,835	3,904,511
6.20%, 11/16/28(b)	5,350	5,522,522
6.45%, 11/16/30(a)(b)	3,815	4,027,033
		982,034,297
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.
2.65%, 07/01/27(a)	5,103	5,013,466
4.95%, 08/15/29	4,055	4,101,634
Denso Corp.
4.28%, 09/17/30(a)(b)	2,900	2,861,437
4.42%, 09/11/29(b)	3,795	3,777,902
Lear Corp.
3.50%, 05/30/30	1,655	1,576,806
3.80%, 09/15/27	2,043	2,028,154
4.25%, 05/15/29	3,395	3,353,166
LG Energy Solution Ltd.
5.00%, 04/02/29(b)	1,800	1,807,679
5.25%, 04/02/28(a)(b)	1,810	1,824,440
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.25%, 04/02/31(b)	$2,785	$2,793,566
5.38%, 07/02/27(a)(b)	1,530	1,541,868
5.38%, 07/02/29(b)	4,445	4,511,299
5.38%, 04/02/30(a)(b)	3,710	3,750,767
5.75%, 09/25/28(b)	3,950	4,037,807
Magna International, Inc.
2.45%, 06/15/30(a)	4,055	3,722,865
5.05%, 03/14/29(a)	2,065	2,092,643
Motherson Global Investments BV, 5.63%, 07/11/29(a)(b)	765	774,580
Toyota Industries Corp., 3.57%, 03/16/28(a)(b)	2,470	2,422,757
		51,992,836
Banks — 28.0%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(b)(c)	5,229	4,961,973
4.20%, 07/07/28(a)(b)	4,090	4,069,950
4.20%, 02/26/31(a)(b)	2,350	2,304,350
4.99%, 12/03/28, (1-year CMT + 0.78%)(b)(c)	6,555	6,593,668
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(b)(c)	4,495	4,563,884
6.61%, 09/13/29, (1-day SOFR + 2.33%)(b)(c)	5,362	5,589,267
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(b)(c)	2,235	2,254,111
5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(c)	2,380	2,444,767
ANZ New Zealand International Ltd.
2.55%, 02/13/30(a)(b)	4,810	4,493,515
3.45%, 07/17/27(a)(b)	2,058	2,041,084
3.45%, 01/21/28(b)	2,390	2,358,809
5.36%, 08/14/28(b)	6,575	6,713,538
ANZ New Zealand International Ltd./London, 4.00%, 01/22/29(b)	2,005	1,983,929
ASB Bank Ltd.
4.16%, 10/29/30(a)(b)	3,675	3,610,469
5.28%, 06/17/32, (5-year CMT + 2.25%)(b)(c)	2,435	2,446,103
5.40%, 11/29/27(a)(b)	2,910	2,956,429
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)(c)	10,210	9,155,117
5.73%, 09/18/34, (5-year CMT + 1.62%)(a)(b)(c)	5,675	5,802,026
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	2,735	2,728,060
4.62%, 12/16/29(a)	4,765	4,820,224
4.90%, 07/16/27	2,160	2,181,092
Series A, 3.92%, 12/08/28	3,200	3,174,416
Series A, 4.36%, 06/18/28	3,840	3,850,567
Banco BBVA Peru SA, 6.20%, 06/07/34, (5-year CMT + 2.00%)(b)(c)	305	311,849
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29(a)	6,170	6,093,008
4.97%, 05/08/31	6,800	6,799,335
5.38%, 03/13/29	6,477	6,627,299
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	3,182	3,251,249
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(b)(c)	4,110	4,103,835
5.85%, 01/11/29(b)	1,990	2,047,656
6.45%, 07/30/35, (5-year CMT + 2.49%)(b)(c)	3,785	3,885,302
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,360	1,345,301
Banco General SA, 4.13%, 08/07/27(b)	1,365	1,356,059

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Nacional de Panama, 2.50%, 08/11/30(b)	$5,000	$4,452,691
Banco Santander Chile, 4.55%, 11/20/30(a)(b)	2,400	2,370,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	3,600	3,636,000
Banco Santander SA
2.75%, 12/03/30	8,795	7,951,368
2.96%, 03/25/31(a)	3,995	3,663,420
3.31%, 06/27/29	5,235	5,045,689
3.49%, 05/28/30	5,620	5,350,914
3.80%, 02/23/28	5,390	5,326,164
4.38%, 04/12/28	6,325	6,305,627
4.55%, 11/06/30	8,725	8,591,098
4.60%, 04/15/29	3,800	3,786,944
4.87%, 04/15/31	7,550	7,506,883
5.29%, 08/18/27	9,485	9,580,830
5.37%, 07/15/28, (1-year CMT + 0.95%)(c)	8,455	8,542,002
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	7,440	7,584,333
5.57%, 01/17/30	5,105	5,229,539
5.59%, 08/08/28	8,355	8,536,920
6.61%, 11/07/28	7,005	7,333,654
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(b)	2,204	2,200,446
4.45%, 09/19/28(b)	2,345	2,338,225
4.51%, 11/26/30(a)(b)	2,325	2,301,412
5.30%, 09/21/28(b)	3,271	3,320,743
9.03%, 03/15/29(a)(b)	1,261	1,392,096
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	16,445	14,694,678
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	14,950	13,268,115
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	17,341	16,516,298
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	20,815	19,265,639
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	17,525	16,210,653
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	25,880	23,494,108
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	11,530	10,909,019
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	15,194	14,558,000
3.25%, 10/21/27(a)	13,221	13,078,570
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	36,052	35,490,258
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.63%)(c)	13,247	13,132,356
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	16,633	16,480,684
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	17,305	17,027,966
4.10%, 01/23/29(a)	35	34,595
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	18,160	18,052,105
4.35%, 02/10/31(a)	860	850,328
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	17,135	16,873,813
4.48%, 04/23/30, (1-day SOFR + 0.87%)(c)	21,900	21,802,888
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)(c)	13,040	13,070,907
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	20,330	20,206,999
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	19,016	19,136,681
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	14,895	15,012,173
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	17,605	17,902,239
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	22,175	22,453,111
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	15,945	16,373,699
Security	Par (000)	Value
Banks (continued)
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	$11,844	$12,137,421
Series L, 4.18%, 11/25/27	10,636	10,604,649
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	2,970	2,697,250
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)(c)	5,287	5,399,144
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(c)	7,795	7,673,803
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)(c)	7,030	6,996,674
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	7,095	6,992,609
4.55%, 06/02/29(c)	3,570	3,572,062
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	4,762	4,767,701
4.88%, 06/02/32(c)	3,025	3,028,373
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	3,890	3,924,415
5.20%, 02/01/28	6,703	6,790,550
5.37%, 06/04/27	4,170	4,219,928
5.72%, 09/25/28	5,467	5,616,448
7.70%, 05/26/84, (5-year CMT + 3.45%)(c)	5,445	5,698,160
Series 6, 6.88%, 11/26/85, (5-year CMT + 2.98%)(c)	4,480	4,557,110
Series H, 4.70%, 09/14/27(a)	5,558	5,584,311
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)(c)	6,510	6,471,229
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	8,575	8,444,568
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.14%)(c)	7,745	7,801,876
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28	2,913	2,759,573
1.65%, 01/28/31(a)	2,315	2,045,220
3.00%, 10/30/28	2,750	2,661,413
3.30%, 08/23/29	4,305	4,145,517
3.40%, 01/29/28(a)	4,780	4,730,885
3.85%, 04/28/28	5,232	5,207,833
3.85%, 04/26/29	2,500	2,468,916
3.99%, 06/13/28, (1-day SOFR + 1.15%)(c)	3,553	3,545,520
4.03%, 01/22/30, (1-day SOFR + 0.63%)(c)	5,335	5,274,821
4.44%, 06/09/28, (1-day SOFR + 0.68%)(c)	4,405	4,414,217
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	4,328	4,342,422
4.54%, 04/23/32, (1-day SOFR + 0.90%)(c)	4,425	4,395,351
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	3,050	3,057,400
4.89%, 07/21/28, (1-day SOFR + 0.84%)(c)	3,700	3,724,758
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	7,750	7,838,539
4.98%, 03/14/30, (1-day SOFR + 1.09%)(c)	5,360	5,426,127
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)	5,995	6,117,202
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	5,000	5,206,395
Series J, 1.90%, 01/25/29	2,055	1,930,888
Bank of New Zealand
4.85%, 02/07/28(a)(b)	4,158	4,193,262
5.08%, 01/30/29(b)	4,192	4,259,479
5.70%, 01/28/35, (5-year CMT + 1.30%)(a)(b)(c)	2,680	2,732,928
Bank of Nova Scotia(The)
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	5,005	4,981,140
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	6,875	6,805,176
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	5,605	5,513,058

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	$9,629	$9,630,486
4.58%, 06/05/29, (1-day SOFR + 0.66%)(c)	4,700	4,700,867
4.85%, 02/01/30	7,860	7,929,362
4.90%, 06/05/32, (1-day SOFR + 0.97%)(c)	4,700	4,705,313
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	8,070	8,135,784
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	5,755	5,839,126
5.25%, 06/12/28	3,585	3,650,264
5.40%, 06/04/27	4,490	4,544,272
5.45%, 08/01/29	3,990	4,099,130
7.35%, 04/27/85, (5-year CMT + 2.90%)(c)	5,500	5,678,673
8.00%, 01/27/84, (5-year CMT + 4.02%)(c)	3,610	3,817,799
8.63%, 10/27/82, (5-year CMT + 4.39%)(c)	4,070	4,250,753
BankUnited, Inc., 5.13%, 06/11/30(a)	1,300	1,292,480
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	8,660	8,537,856
4.59%, 10/16/28(b)	3,185	3,184,433
4.75%, 07/13/27(a)(b)	3,900	3,918,316
5.19%, 02/16/28(b)	4,265	4,316,608
5.54%, 01/22/30(b)	4,900	5,025,980
5.79%, 07/13/28(b)	4,247	4,347,902
Barclays Bank PLC
4.40%, 06/15/27	190	189,641
4.40%, 06/15/27(b)	180	179,660
4.40%, 06/16/27(b)	190	189,639
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)(c)	6,935	6,364,667
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	5,920	5,335,585
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)(c)	4,600	4,315,052
4.22%, 05/24/30, (1-day SOFR + 0.93%)(c)	5,600	5,512,265
4.34%, 01/10/28(a)	7,180	7,166,531
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	8,540	8,489,140
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	6,730	6,588,906
4.84%, 05/09/28(a)	11,995	12,019,784
4.84%, 09/10/28, (1-day SOFR + 1.34%)(c)	8,575	8,604,651
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	8,352	8,382,527
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	9,735	9,791,874
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	6,810	6,863,076
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(c)	7,925	7,950,009
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	10,200	10,366,744
5.50%, 08/09/28, (1-year CMT + 2.65%)(c)	12,495	12,619,996
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	10,700	10,961,800
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	6,860	7,121,455
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	10,036	10,409,274
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.25%, 09/10/29(a)(b)	3,300	3,329,304
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	4,390	4,320,963
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(c)	10,150	9,802,441
2.16%, 09/15/29, (1-day SOFR + 1.22%)(b)(c)	9,460	8,944,858
2.59%, 08/12/35, (5-year CMT + 2.05%)(b)(c)	6,615	5,968,292
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(b)(c)	4,485	4,077,078
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(c)	13,647	12,825,365
3.50%, 11/16/27(b)	8,235	8,145,865
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(b)(c)	8,295	8,213,471
4.40%, 08/14/28(a)(b)	12,460	12,414,509
Security	Par (000)	Value
Banks (continued)
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(c)	$10,075	$10,087,952
5.09%, 05/09/31, (1-day SOFR + 1.68%)(a)(b)(c)	9,310	9,387,054
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(c)	13,915	14,038,862
5.18%, 01/09/30, (1-day SOFR + 1.52%)(b)(c)	10,829	10,971,086
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(a)(b)(c)	5,770	5,832,777
5.28%, 11/19/30, (1-day SOFR + 1.28%)(b)(c)	9,860	10,009,414
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(c)	9,875	10,015,859
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(c)	9,355	9,547,162
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(b)(c)	7,430	6,572,369
2.70%, 10/01/29(a)(b)	3,940	3,702,808
3.25%, 01/11/28(a)(b)	4,345	4,266,420
3.50%, 10/23/27(b)	6,730	6,642,151
4.63%, 09/12/28(b)	4,710	4,707,071
4.75%, 07/19/27(b)	3,775	3,791,239
4.76%, 01/13/32, (1-day SOFR + 1.27%)(b)(c)	6,770	6,689,773
5.13%, 01/18/28(a)(b)	2,648	2,676,623
5.18%, 06/02/32, (1-day SOFR + 1.22%)(b)(c)	5,500	5,511,709
5.28%, 05/30/29(a)(b)	3,610	3,681,286
5.39%, 05/28/31, (1-day SOFR + 1.58%)(a)(b)(c)	5,745	5,821,132
5.72%, 01/18/30, (1-day SOFR + 1.96%)(b)(c)	5,270	5,384,235
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(c)	7,765	7,991,009
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)(c)	6,810	7,113,025
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(a)(b)(c)	5,170	5,171,917
4.82%, 04/22/32, (1-day SOFR + 1.21%)(b)(c)	4,665	4,637,033
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(c)	5,955	5,953,603
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(c)	5,185	5,310,046
6.21%, 01/18/29, (1-day SOFR + 2.70%)(b)(c)	8,324	8,536,103
Canadian Imperial Bank of Commerce
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(c)	6,780	6,764,014
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	9,035	8,953,479
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	7,030	6,972,822
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	3,850	3,849,315
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)(c)	8,325	8,379,567
5.00%, 04/28/28	5,357	5,417,034
5.24%, 06/28/27	7,050	7,128,701
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	4,940	5,033,517
5.26%, 04/08/29	6,005	6,124,477
5.99%, 10/03/28	2,945	3,042,322
6.95%, 01/28/85, (5-year CMT + 2.83%)(c)	2,850	2,897,746
7.00%, 10/28/85, (5-year CMT + 3.00%)(c)	3,800	3,911,975
Capital One NA
2.70%, 02/06/30	2,895	2,709,126
4.65%, 09/13/28	4,822	4,837,563
CIMB Bank Bhd, 2.13%, 07/20/27(b)	5,270	5,136,490
Citibank N.A.
4.84%, 08/06/29	8,849	8,959,813
4.91%, 05/29/30(a)	14,830	15,032,880
5.80%, 09/29/28	14,730	15,227,670
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	1,695	1,525,129

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	$21,100	$19,409,861
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	12,825	11,937,145
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	12,754	12,068,563
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)(c)	13,899	13,733,616
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)(c)	15,220	15,097,446
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)(c)	14,245	13,994,945
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(c)	11,635	11,549,663
4.13%, 07/25/28	11,739	11,633,971
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	23,125	22,868,996
4.45%, 09/29/27	22,723	22,722,687
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	14,455	14,301,316
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	17,580	17,509,082
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	12,760	12,818,977
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)(c)	13,140	13,226,784
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	16,765	17,007,121
5.59%, 11/19/34, (5-year CMT + 1.28%)(c)	6,910	7,020,904
6.63%, 01/15/28(a)	3,255	3,380,922
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	4,573	4,576,282
Citizens Bank NA/Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(c)	7,235	7,183,767
Citizens Financial Group, Inc.
2.50%, 02/06/30	2,000	1,842,748
3.25%, 04/30/30	3,690	3,495,000
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)(c)	4,105	4,152,973
5.30%, 01/29/36, (5-year CMT + 1.45%)(c)	2,430	2,407,195
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	5,605	5,754,716
Commonwealth Bank of Australia
2.69%, 03/11/31(b)	2,330	2,108,604
3.15%, 09/19/27(a)(b)	3,255	3,214,829
3.61%, 09/12/34, (5-year CMT + 2.05%)(b)(c)	5,815	5,580,794
3.90%, 03/16/28(a)(b)	5,595	5,564,705
4.15%, 10/01/30(a)	4,890	4,836,342
4.61%, 03/14/30(a)(b)	3,955	3,985,228
Commonwealth Bank of Australia/New York
4.42%, 03/14/28(a)	4,175	4,189,242
Series C, 4.36%, 03/27/29	4,460	4,465,346
Cooperatieve Rabobank UA
4.66%, 08/22/28, (1-year CMT + 1.75%)(b)(c)	8,494	8,508,942
4.99%, 05/27/31, (1-year CMT + 0.92%)(b)(c)	4,875	4,909,629
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)(c)	4,010	4,095,710
5.56%, 02/28/29, (1-year CMT + 1.40%)(b)(c)	5,500	5,594,779
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28	2,405	2,388,551
3.96%, 10/17/28	2,595	2,573,849
4.16%, 01/14/31(a)	2,420	2,385,005
4.32%, 04/01/29(a)	2,500	2,502,333
4.49%, 10/17/29	3,605	3,620,087
4.80%, 01/09/29	2,495	2,525,091
4.88%, 01/21/28	2,535	2,563,162
Credit Agricole SA
3.25%, 01/14/30(a)(b)	6,512	6,135,738
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(c)	6,353	6,252,726
4.63%, 09/11/28, (1-day SOFR + 1.21%)(b)(c)	5,784	5,788,409
Security	Par (000)	Value
Banks (continued)
4.66%, 01/12/32, (1-day SOFR + 1.17%)(a)(b)(c)	$10,315	$10,167,195
5.22%, 05/27/31, (1-day SOFR + 1.46%)(b)(c)	10,085	10,195,022
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)(c)	7,165	7,236,973
5.30%, 07/12/28(a)(b)	6,350	6,456,435
5.34%, 01/10/30, (1-day SOFR + 1.69%)(b)(c)	5,375	5,458,633
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(c)	9,680	10,029,932
Danske Bank A/S
4.38%, 06/12/28(b)	2,153	2,147,117
4.42%, 09/12/31, (1-year CMT + 0.85%)(b)(c)	6,285	6,176,081
4.61%, 10/02/30, (1-year CMT + 1.10%)(b)(c)	5,200	5,173,136
4.66%, 03/27/29, (1-year CMT + 0.75%)(a)(b)(c)	5,155	5,155,999
5.00%, 03/27/32, (1-year CMT + 0.98%)(b)(c)	4,415	4,425,837
5.02%, 03/04/31, (1-year CMT + 0.93%)(a)(b)(c)	4,115	4,139,266
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(c)	6,782	6,955,094
DBS Group Holdings Ltd., 4.40%, 03/21/28(b)	1,245	1,249,395
Depository Trust Co.(The)
4.30%, 03/27/29(a)(b)	1,975	1,969,285
4.55%, 03/27/31(b)	1,130	1,126,379
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	1,105	1,005,384
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	9,225	8,685,370
3.73%, 01/14/32, (1-day SOFR + 2.76%)(c)	6,680	6,245,952
4.47%, 12/10/31, (1-day SOFR + 1.10%)(c)	8,040	7,910,892
4.73%, 02/06/32, (1-day SOFR + 1.14%)(c)	6,445	6,345,403
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(c)	7,850	7,824,850
4.95%, 08/04/31, (1-day SOFR + 1.30%)(c)	10,550	10,522,909
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	6,415	6,447,428
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(c)	5,455	5,446,304
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	8,785	8,867,297
5.37%, 09/09/27(a)	1,825	1,852,543
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	8,070	8,160,304
5.41%, 05/10/29	5,382	5,519,394
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)(c)	3,395	3,462,720
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	10,042	10,368,818
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	7,630	7,999,320
DNB Bank ASA
4.38%, 11/04/31, (1-day SOFR + 1.05%)(a)(b)(c)	7,850	7,721,937
4.83%, 03/30/32, (1-day SOFR + 1.13%)(b)(c)	4,370	4,354,556
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(c)	5,987	6,030,985
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	1,158	1,161,129
4.57%, 08/26/30(a)(b)	4,480	4,464,566
5.02%, 05/27/31(b)	4,590	4,632,036
5.25%, 04/26/29(a)(b)	6,120	6,242,134
5.70%, 03/14/28(a)(b)	3,999	4,089,333
Fifth Third Bancorp
3.95%, 03/14/28	3,010	2,986,933
4.57%, 04/29/32, (1-day SOFR + 0.95%)(c)	3,660	3,599,395
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	5,280	5,279,734
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	4,175	4,192,244
5.63%, 01/29/32, (1-day SOFR + 1.84%)(c)	5,820	6,004,676
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)(c)	6,162	6,380,394
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	9,466	9,701,738

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Financial Corp.
4.00%, 02/01/29(a)	$3,089	$3,040,430
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)(c)	5,600	5,770,905
First Citizens BancShares Inc/NC, 4.87%, 03/03/32, (1-day SOFR + 1.49%)(c)	2,125	2,064,597
First Citizens BancShares, Inc.
5.23%, 03/12/31, (1-day SOFR + 1.41%)(c)	3,550	3,535,968
5.60%, 09/05/35, (5-year CMT + 1.85%)(c)	3,215	3,149,964
First Horizon Bank, 5.75%, 05/01/30(a)	2,000	2,036,967
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	2,400	2,432,801
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	2,058	2,105,858
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(c)	3,124	3,147,335
Fulton Financial Corp., 5.95%, 05/15/36, (3-mo. CME Term SOFR + 2.17%)(a)(c)	120	119,502
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(c)	15,145	15,164,281
Goldman Sachs Group, Inc., 4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	17,940	17,879,606
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	10,400	9,155,093
2.60%, 02/07/30	11,902	11,092,947
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	20,585	18,539,554
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(c)	5,269	5,232,437
3.80%, 03/15/30	14,500	14,068,509
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	15,300	15,081,696
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	21,335	21,186,963
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	15,205	15,022,504
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	20,598	20,448,670
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	19,575	19,186,508
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	15,000	15,000,754
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	25,950	25,549,478
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	11,930	11,911,148
4.97%, 06/03/32, (1-day SOFR + 1.03%)(c)	16,600	16,639,093
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	14,199	14,330,908
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	12,085	12,245,176
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	16,865	17,111,963
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	13,767	14,145,032
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	15,020	15,639,954
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(c)	18,090	17,511,944
2.21%, 08/17/29, (1-day SOFR + 1.29%)(c)	11,858	11,269,636
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	7,285	6,585,388
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	7,450	6,738,768
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	11,070	10,257,799
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	17,621	17,264,095
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)(c)	10,140	10,051,365
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)(c)	17,770	17,751,019
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	12,190	12,041,725
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	10,905	10,763,725
4.71%, 05/12/30, (1-day SOFR + 0.94%)(c)	14,050	14,020,776
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	15,531	15,571,464
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	9,175	9,224,177
4.95%, 03/31/30(a)	14,190	14,356,025
Security	Par (000)	Value
Banks (continued)
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	$13,035	$13,132,657
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)(c)	10,500	10,597,362
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	17,489	17,631,670
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	14,415	14,598,289
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	13,490	13,684,543
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	8,975	9,163,325
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	7,635	7,876,023
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)(c)	12,505	12,832,889
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	17,354	18,019,074
HSBC USA, Inc., 4.65%, 06/03/28	6,070	6,108,517
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	3,746	3,472,900
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	3,569	3,565,889
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)(c)	6,020	5,937,180
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	6,615	6,712,738
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	6,637	6,855,767
Huntington National Bank (The), 5.65%, 01/10/30	4,905	5,064,243
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	2,135	2,107,527
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)(c)	2,120	2,230,040
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	3,164	3,132,893
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	4,025	3,658,241
4.05%, 04/09/29	5,388	5,328,192
4.55%, 10/02/28	6,787	6,802,950
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	4,720	4,748,117
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)(c)	5,690	5,748,435
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	8,370	8,530,205
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	9,085	9,043,933
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(b)	1,915	1,852,715
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	678	673,848
3.88%, 01/12/28(a)(b)	1,622	1,603,023
Series NR, 4.00%, 09/23/29(b)	2,000	1,953,872
JPMorgan Chase & Co.
1.05%, 06/23/27	30	29,013
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	8,145	7,177,710
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	16,610	14,648,256
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	11,589	11,054,106
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)(c)	10,646	10,421,578
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	16,610	15,335,037
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	11,920	10,765,744
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	21,925	20,636,649
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	17,610	16,474,128
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	14,210	13,993,607
3.63%, 12/01/27	6,145	6,080,743
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(c)	15,005	14,640,565
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	14,930	14,796,814
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	14,212	14,110,621

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.25%, 10/01/27	$8,450	$8,459,678
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	14,260	13,986,259
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	15,860	15,588,969
4.41%, 04/23/30, (1-day SOFR + 0.82%)(c)	16,760	16,671,164
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	14,706	14,657,216
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(c)	18,117	18,029,474
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	13,150	13,170,547
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	11,955	11,938,531
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	15,510	15,487,001
4.62%, 04/23/32, (1-day SOFR + 0.99%)(c)	18,100	17,951,231
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	21,771	21,879,017
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	14,215	14,321,299
4.98%, 07/22/28, (1-day SOFR + 0.93%)(c)	12,830	12,917,454
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	16,998	17,160,907
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	14,288	14,425,210
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)(c)	15,250	15,503,452
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	15,757	16,003,738
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	14,147	14,359,786
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	16,294	16,709,876
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	13,172	13,620,320
8.75%, 09/01/30	2,040	2,351,029
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(b)(c)	9,390	9,231,229
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(c)	6,670	6,702,198
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(c)	5,560	5,670,166
KEB Hana Bank
4.00%, 10/21/30(a)(b)	1,995	1,964,479
5.38%, 04/23/29(a)(b)	1,025	1,051,858
5.75%, 10/24/28(a)(b)	735	757,883
Keybank National Association
3.90%, 04/13/29	1,480	1,445,727
5.85%, 11/15/27	4,703	4,788,563
6.95%, 02/01/28(a)	1,885	1,952,943
KeyCorp
2.55%, 10/01/29	4,221	3,951,706
4.10%, 04/30/28	4,630	4,601,421
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(c)	4,190	4,228,482
Kookmin Bank
2.50%, 11/04/30(b)	2,000	1,814,000
4.25%, 05/07/31(b)	2,495	2,465,400
4.38%, 05/08/28(a)(b)	615	615,985
4.63%, 04/21/28(a)(b)	3,268	3,286,194
4.63%, 05/08/30(a)(b)	695	699,689
5.25%, 05/08/29(b)	320	327,915
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	10,727	10,593,486
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)(c)	4,770	4,717,520
4.38%, 03/22/28	8,772	8,764,248
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	10,095	9,929,553
4.55%, 08/16/28	6,470	6,482,803
4.82%, 06/13/29, (1-year CMT + 0.83%)(c)	6,715	6,752,201
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	7,525	7,593,167
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	8,835	9,091,354
5.87%, 03/06/29, (1-year CMT + 1.70%)(c)	7,905	8,084,782
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(c)	2,745	2,745,884
Security	Par (000)	Value
Banks (continued)
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	$4,440	$4,459,025
5.18%, 07/08/31, (1-day SOFR + 1.40%)(c)	4,430	4,474,998
5.30%, 04/18/36, (5-year CMT + 1.38%)(c)	2,205	2,186,681
5.40%, 07/30/35, (5-year CMT + 1.43%)(c)	5,555	5,543,102
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	5,249	5,484,260
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	5,607	5,955,171
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(c)	400	361,473
3.62%, 06/03/30(b)	5,375	5,119,812
3.92%, 02/03/28(b)	3,460	3,437,003
4.33%, 06/12/28(a)(b)	5,265	5,267,580
4.53%, 03/29/29(a)(b)	5,380	5,402,760
5.27%, 07/02/27(a)(b)	3,795	3,834,620
Macquarie Group Ltd.
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)(c)	4,990	4,921,617
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)(c)	3,050	3,034,918
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)(c)	2,450	2,451,260
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(b)(c)	4,921	4,960,533
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,055	2,028,992
4.55%, 04/18/30, (1-day SOFR + 0.94%)(c)	2,205	2,195,686
4.70%, 01/27/28	6,738	6,764,280
4.76%, 07/06/28, (1-day SOFR + 0.95%)(c)	4,930	4,940,127
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	6,720	6,072,926
2.56%, 02/25/30	6,701	6,210,999
3.20%, 07/18/29	10,105	9,687,047
3.29%, 07/25/27	5,515	5,461,157
3.74%, 03/07/29	7,865	7,736,636
3.96%, 03/02/28(a)	8,453	8,402,641
4.05%, 09/11/28	5,180	5,141,212
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	8,080	7,963,858
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	9,390	9,286,528
4.59%, 04/18/30, (1-year CMT + 0.78%)(c)	2,690	2,685,145
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	4,350	4,343,520
5.02%, 07/20/28, (1-year CMT + 1.95%)(c)	8,385	8,439,370
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	6,390	6,482,132
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	6,040	6,133,664
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	3,737	3,785,365
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	5,215	5,298,849
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	8,565	8,658,465
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	6,475	6,573,358
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	2,550	2,611,974
Mizuho Bank Ltd.
4.40%, 04/16/29(b)	7,865	7,875,396
4.70%, 04/16/31(a)(b)	11,295	11,360,425
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	4,545	4,051,227
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	5,955	5,379,761
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	3,085	2,841,589
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)(c)	2,935	2,774,239
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	4,077	3,899,884

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.17%, 09/11/27	$5,695	$5,613,357
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(c)	2,830	2,726,653
4.02%, 03/05/28	7,135	7,097,067
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(c)	5,280	5,247,042
4.44%, 05/12/32, (1-year CMT + 0.70%)(c)	90	88,263
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	7,555	7,546,659
5.10%, 05/13/31, (1-year CMT + 0.82%)(c)	5,345	5,413,277
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	3,875	3,961,173
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	4,540	4,634,058
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	6,105	6,179,702
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	5,225	5,343,897
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	4,545	4,702,909
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	7,150	7,332,531
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	16,395	14,271,327
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	14,685	12,784,058
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	20,840	19,400,602
3.59%, 07/22/28(c)	20,244	20,041,139
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	17,480	16,781,817
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	19,125	18,895,574
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	14,805	14,642,228
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	16,890	16,794,771
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	19,585	19,271,655
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(c)	14,420	14,364,151
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)(c)	17,645	17,582,785
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	19,065	18,890,574
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(c)	12,195	12,143,155
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	13,605	13,707,543
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	12,990	13,108,911
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	16,455	16,601,043
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)(c)	17,263	17,440,786
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	12,933	13,091,193
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	15,477	15,705,713
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	13,835	14,042,091
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	12,883	13,109,946
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	14,185	14,543,884
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)(c)	13,593	13,943,065
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	11,575	12,035,743
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	9,645	9,534,398
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	15,860	15,564,343
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(a)(c)	5,125	5,139,528
4.97%, 07/14/28, (1-day SOFR + 0.93%)(c)	9,610	9,670,390
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	14,540	14,655,350
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(c)	13,700	13,659,942
4.21%, 02/08/30, (1-day SOFR + 0.76%)(c)	1,565	1,547,787
4.47%, 07/06/28, (1-day SOFR + 0.77%)(c)	11,995	12,001,824
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	20,325	20,015,943
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	19,810	19,757,739
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	8,700	7,842,975
2.99%, 05/21/31(b)	110	100,093
Security	Par (000)	Value
Banks (continued)
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)(c)	$8,250	$7,988,815
National Australia Bank Ltd./New York
3.85%, 12/13/28	3,190	3,161,013
3.91%, 06/09/27(a)	6,651	6,640,217
4.15%, 01/13/31(a)	2,965	2,928,435
4.31%, 06/13/28	4,275	4,281,473
4.43%, 06/04/29	5,000	5,005,646
4.50%, 10/26/27(a)	5,133	5,158,558
4.53%, 06/13/30(a)	4,080	4,103,047
4.79%, 01/10/29(a)	5,602	5,687,716
4.90%, 06/13/28	5,730	5,800,591
4.90%, 01/14/30(a)	3,872	3,937,281
4.94%, 01/12/28(a)	5,775	5,839,007
5.09%, 06/11/27(a)	4,775	4,824,714
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	6,840	6,810,044
4.50%, 10/10/29	5,170	5,154,614
4.93%, 06/04/32(c)	3,155	3,160,661
5.60%, 12/18/28	5,670	5,826,309
National Securities Clearing Corp.
4.70%, 05/20/30(b)	3,630	3,662,450
4.90%, 06/26/29(b)	4,110	4,165,776
5.00%, 05/30/28(a)(b)	3,235	3,276,176
5.10%, 11/21/27(a)(b)	2,544	2,577,193
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)(c)	3,010	2,760,684
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	7,269	7,219,189
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(c)	10,895	10,958,529
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	6,555	6,602,398
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	10,095	10,186,046
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	9,370	9,457,290
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	5,405	5,480,487
5.81%, 09/13/29, (1-year CMT + 1.95%)(c)	7,327	7,512,783
6.48%, 06/01/34, (5-year CMT + 2.20%)(c)	5,800	6,012,215
NatWest Markets PLC
4.17%, 11/06/28(b)	4,910	4,872,817
4.41%, 11/06/30(a)(b)	5,270	5,190,126
4.65%, 03/27/29(b)	4,945	4,954,561
4.79%, 03/21/28(b)	3,920	3,946,557
4.89%, 03/27/31(b)	4,925	4,934,752
5.02%, 03/21/30(b)	5,310	5,362,245
5.41%, 05/17/29(b)	5,620	5,742,177
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(b)(c)	2,670	2,720,022
NongHyup Bank
4.25%, 07/06/27(b)	3,000	3,000,124
4.88%, 07/03/28(b)	4,200	4,244,859
Nordea Bank Abp
4.25%, 08/28/30(a)(b)	3,890	3,838,914
4.38%, 03/17/28(a)(b)	2,655	2,661,942
4.38%, 09/10/29(b)	4,019	4,011,082
4.40%, 05/21/29(b)	4,220	4,216,713
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(b)(c)	2,270	2,253,569
5.38%, 09/22/27(a)(b)	4,943	5,012,464

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Norinchukin Bank(The)
4.67%, 09/09/30(a)(b)	$3,225	$3,195,484
4.68%, 03/10/31(a)(b)	3,965	3,922,227
4.87%, 09/14/27(a)(b)	1,245	1,248,830
5.09%, 10/16/29(a)(b)	2,540	2,562,544
5.43%, 03/09/28(a)(b)	2,300	2,329,227
Northern Trust Corp.
1.95%, 05/01/30	5,435	4,954,328
3.15%, 05/03/29(a)	2,725	2,646,790
3.65%, 08/03/28	3,000	2,966,955
4.15%, 11/19/30	3,455	3,415,435
Old National Bancorp/IN, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(c)	250	250,162
Oversea-Chinese Banking Corp. Ltd., 4.55%, 09/08/35, (5-year CMT + 0.80%)(b)(c)	5,000	4,939,398
Pinnacle Bank/Nashville, 5.63%, 02/15/28(a)	2,336	2,365,521
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(c)	2,040	2,026,113
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(c)	4,655	4,678,458
6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)(c)	2,870	2,945,740
PNC Bank N.A.
2.70%, 10/22/29	4,285	4,035,299
3.10%, 10/25/27	4,935	4,859,714
3.25%, 01/22/28(a)	3,710	3,655,665
4.05%, 07/26/28	6,970	6,903,897
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)(c)	7,170	7,171,892
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	2,964	2,645,412
2.55%, 01/22/30	11,377	10,614,588
3.45%, 04/23/29(a)	8,435	8,224,705
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)(c)	8,385	8,336,668
4.62%, 10/26/29, (1-day SOFR + 0.68%)(c)	4,555	4,557,858
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	7,565	7,625,063
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	5,495	5,597,363
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	8,985	9,110,867
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	10,836	11,108,495
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	14,668	15,006,557
Regions Bank/Birmingham AL, 4.76%, 07/27/29, (1-day SOFR + 0.81%)(c)	1,750	1,755,300
Regions Financial Corp.
1.80%, 08/12/28	3,540	3,338,681
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	4,442	4,558,767
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(d)	20	20,728
Royal Bank of Canada
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	6,030	5,996,478
4.24%, 08/03/27	6,618	6,625,592
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	6,885	6,771,332
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	8,145	8,099,796
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	7,020	7,016,035
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	5,735	5,750,355
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	8,925	8,849,636
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)(c)	11,735	11,749,607
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	6,085	6,075,198
4.90%, 01/12/28	3,834	3,872,648
4.95%, 02/01/29	5,062	5,145,558
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	10,420	10,501,426
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)(c)	8,660	8,746,678
Security	Par (000)	Value
Banks (continued)
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(c)	$5,475	$5,531,154
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	10,060	10,211,917
5.20%, 08/01/28	4,800	4,887,578
6.00%, 11/01/27	7,476	7,660,084
6.75%, 08/24/85, (5-year CMT + 2.82%)(c)	6,380	6,538,326
7.50%, 05/02/84, (5-year CMT + 2.89%)(c)	5,280	5,478,512
Santander Holdings USA, Inc.
4.40%, 07/13/27(a)	5,393	5,391,398
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	5,755	5,815,541
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	5,930	6,004,521
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	4,050	4,151,580
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	5,480	5,647,826
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	6,430	6,616,609
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)(c)	2,274	2,354,580
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)(c)	2,690	2,959,814
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(c)	4,045	3,674,734
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	5,414	5,357,563
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(c)	5,220	5,174,880
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	5,285	5,288,652
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	7,080	7,261,642
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	9,483	9,760,216
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.31%)(a)(b)(c)	1,710	1,744,200
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	1,010	999,328
4.00%, 04/23/29(a)(b)	2,185	2,139,607
4.38%, 04/10/31(b)	310	308,248
4.50%, 04/12/28(b)	2,572	2,576,587
4.63%, 05/13/30(b)	2,015	2,025,056
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(a)(b)	1,810	1,792,832
5.00%, 07/24/28(a)(b)	2,450	2,472,011
Simmons First National Corp., 6.25%, 10/01/35, (3-mo. CME Term SOFR + 3.02%)(a)(c)	1,500	1,502,965
Skandinaviska Enskilda Banken AB
4.00%, 03/12/29(b)	2,580	2,547,355
4.38%, 06/02/28(b)	4,270	4,275,120
4.38%, 03/12/31(a)(b)	2,765	2,732,192
4.50%, 09/03/30(b)	4,585	4,545,284
5.38%, 03/05/29(b)	4,302	4,393,243
Societe Generale SA
3.00%, 01/22/30(a)(b)	7,200	6,741,576
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(c)	2,900	2,721,659
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)(c)	5,900	5,834,713
4.68%, 06/15/27(a)(b)	4,055	4,075,604
4.75%, 09/14/28(a)(b)	4,315	4,327,171
5.25%, 05/22/29, (1-day SOFR + 1.42%)(b)(c)	5,600	5,653,834
5.37%, 05/27/32, (1-day SOFR + 1.28%)(b)(c)	2,105	2,125,626
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(c)	5,600	5,677,100
5.51%, 05/22/31, (1-day SOFR + 1.65%)(b)(c)	5,800	5,907,529
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)(c)	5,585	5,697,754
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(c)	7,050	7,247,424

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Standard Chartered Bank/New York
4.85%, 12/03/27(a)	$2,325	$2,344,456
Series ., 4.72%, 05/28/29, (1-year CMT + 0.65%)(c)	1,265	1,266,437
Standard Chartered PLC
3.27%, 02/18/36, (5-year CMT + 2.30%)(b)(c)	5,795	5,332,561
4.30%, 01/13/30, (1-year CMT + 0.77%)(a)(b)(c)	5,720	5,653,515
4.31%, 05/21/30(b)(c)	5,076	4,998,538
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(c)	11,130	11,046,372
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)(c)	2,470	2,459,249
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(c)	8,200	8,258,452
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)(c)	7,030	7,115,466
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(c)	6,250	6,337,395
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(c)	9,847	10,099,794
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(c)	3,645	3,844,151
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(c)	6,605	6,905,973
State Street Bank & Trust Co., 4.78%, 11/23/29(a)	4,890	4,961,604
State Street Corp.
2.20%, 03/03/31(a)	4,820	4,324,756
2.40%, 01/24/30(a)	4,185	3,917,684
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	2,965	2,783,638
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)(c)	3,722	3,543,876
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)(c)	2,516	2,500,212
4.33%, 10/22/27	6,824	6,840,512
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	8,465	8,489,895
4.54%, 02/28/28(a)	7,860	7,907,136
4.56%, 04/23/32, (1-day SOFR + 0.91%)(c)	4,510	4,474,482
4.73%, 02/28/30	4,060	4,094,564
4.83%, 04/24/30	6,395	6,480,529
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	5,187	5,342,156
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(c)	3,568	3,640,390
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	705	618,192
1.90%, 09/17/28	11,410	10,769,123
2.13%, 07/08/30	10,480	9,470,498
2.14%, 09/23/30(a)	3,300	2,958,216
2.47%, 01/14/29	2,640	2,513,393
2.72%, 09/27/29(a)	2,625	2,471,432
2.75%, 01/15/30	6,525	6,106,711
3.04%, 07/16/29	14,148	13,488,429
3.35%, 10/18/27(a)	3,875	3,827,423
3.36%, 07/12/27(a)	9,126	9,050,510
3.54%, 01/17/28	5,008	4,945,498
3.94%, 07/19/28	4,144	4,109,217
4.11%, 01/15/29	4,415	4,373,823
4.31%, 10/16/28(a)	3,295	3,287,572
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	8,155	8,039,475
4.66%, 07/08/31, (1-day SOFR + 1.19%)(c)	4,560	4,541,400
5.24%, 04/15/30(a)	4,625	4,712,724
5.32%, 07/09/29(a)	4,140	4,223,164
5.52%, 01/13/28	9,499	9,667,200
5.71%, 01/13/30	7,715	7,973,099
5.72%, 09/14/28	6,077	6,231,542
5.80%, 07/13/28	4,190	4,300,264
5.85%, 07/13/30(a)	3,937	4,095,402
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.
3.95%, 03/05/29(a)(b)	$5,850	$5,767,067
4.20%, 03/05/31(a)(b)	4,375	4,307,445
4.35%, 09/11/30(a)(b)	2,265	2,242,070
4.45%, 09/10/27(a)(b)	3,045	3,052,874
4.50%, 03/13/28(a)(b)	2,940	2,944,711
4.50%, 09/10/29(a)(b)	3,120	3,124,028
4.70%, 03/13/30(a)(b)	2,680	2,693,307
4.95%, 09/15/27(b)	1,384	1,395,116
5.20%, 03/07/29(a)(b)	3,240	3,297,353
5.50%, 03/09/28(a)(b)	3,055	3,112,443
5.55%, 09/14/28(a)(b)	2,280	2,333,599
Svenska Handelsbanken AB
3.95%, 06/10/27(a)(b)	3,795	3,789,345
4.38%, 05/23/28(b)	4,380	4,384,381
5.50%, 06/15/28(a)(b)	5,267	5,380,060
Swedbank AB
4.90%, 03/30/31(b)	3,600	3,614,754
5.00%, 11/20/29(a)(b)	3,317	3,375,721
5.08%, 05/21/30(a)(b)	4,920	4,994,724
5.34%, 09/20/27(a)(b)	3,910	3,961,088
5.41%, 03/14/29(b)	4,480	4,582,016
Synchrony Bank, 5.63%, 08/23/27	1,798	1,817,168
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(c)	2,310	2,285,601
Toronto-Dominion Bank(The)
3.91%, 01/13/28	5,735	5,691,459
4.11%, 06/08/27	8,280	8,275,452
4.11%, 10/13/28	5,405	5,364,675
4.36%, 04/23/29(a)	7,685	7,653,705
4.41%, 01/13/31	5,315	5,262,962
4.57%, 06/02/28	5,780	5,797,209
4.69%, 09/15/27	8,325	8,367,673
4.78%, 12/17/29	5,692	5,744,345
4.81%, 06/03/30	7,415	7,456,621
4.86%, 01/31/28	6,980	7,029,247
4.99%, 04/05/29	4,875	4,941,147
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	5,510	5,543,975
5.16%, 01/10/28	7,140	7,226,855
5.52%, 07/17/28	7,432	7,601,203
6.35%, 10/31/85, (5-year CMT + 2.72%)(a)(c)	3,890	3,926,091
7.25%, 07/31/84, (5-year CMT + 2.98%)(c)	3,940	4,090,000
8.13%, 10/31/82, (5-year CMT + 4.08%)(c)	9,760	10,130,919
Truist Bank
2.25%, 03/11/30	6,650	6,067,237
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	6,485	6,424,740
4.42%, 07/24/28, (1-day SOFR + 0.77%)(c)	9,515	9,509,231
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(c)	6,280	6,244,280
Truist Financial Corp.
1.13%, 08/03/27(a)	3,860	3,727,754
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)(c)	5,261	4,992,797
1.95%, 06/05/30	3,700	3,347,309
3.88%, 03/19/29	3,600	3,532,383
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)(c)	5,370	5,358,125
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	8,905	8,803,110
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	9,027	9,083,559
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	7,120	7,203,668
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	8,790	8,968,177
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)(c)	9,944	10,518,912

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(c)	$5,910	$5,847,497
U.S. Bancorp
1.38%, 07/22/30(a)	7,717	6,794,282
3.00%, 07/30/29	5,260	5,017,827
3.90%, 04/26/28	4,523	4,493,251
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	6,745	6,655,325
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	11,722	11,741,276
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	11,542	11,577,070
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	7,030	7,121,575
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(c)	7,630	7,736,480
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	6,755	6,856,317
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	7,965	8,125,679
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	9,468	9,700,062
U.S. Bank NA/Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(c)	6,390	6,392,176
UBS AG/London, 5.65%, 09/11/28	8,715	8,959,523
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	9,240	9,223,032
4.63%, 02/16/32, (1-day SOFR + 1.11%)(c)	7,800	7,770,912
4.68%, 11/29/30, (1-day SOFR + 0.74%)(c)	4,850	4,860,874
7.50%, 02/15/28(a)	695	731,676
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(b)(c)	10,485	9,254,431
3.09%, 05/14/32, (1-day SOFR + 1.73%)(b)(c)	11,300	10,372,949
3.13%, 08/13/30(b)(c)	8,580	8,162,602
3.87%, 01/12/29(b)(c)	14,360	14,196,573
4.15%, 12/23/29, (1-day SOFR + 0.84%)(b)(c)	6,810	6,724,802
4.19%, 04/01/31, (1-day SOFR + 3.73%)(b)(c)	17,420	17,012,623
4.21%, 04/10/30, (1-day SOFR + 0.84%)(b)(c)	10,970	10,808,744
4.25%, 03/23/28(b)	12,075	12,022,386
4.28%, 01/09/28(a)(b)	12,930	12,892,208
4.40%, 09/23/31, (1-day SOFR + 1.06%)(b)(c)	8,095	7,948,752
5.43%, 02/08/30, (1-year CMT + 1.52%)(b)(c)	10,485	10,665,568
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(b)(c)	9,940	10,205,033
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(c)	8,140	8,421,315
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)(c)	8,476	8,670,562
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.75%)(b)(c)	8,925	8,963,718
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(b)(c)	3,185	3,204,019
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(c)	6,130	6,461,580
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)(c)	5,647	5,596,177
4.40%, 04/02/28(b)	2,105	2,111,139
Webster Financial Corp.
4.10%, 03/25/29(a)	1,505	1,472,971
5.78%, 09/11/35, (5-year CMT + 2.13%)(a)(c)	1,400	1,411,539
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	17,773	17,429,422
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	16,610	15,404,144
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	19,857	18,744,634
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	8,615	8,519,072
4.10%, 01/29/29	290	287,044
4.15%, 01/24/29	14,124	14,027,250
Security	Par (000)	Value
Banks (continued)
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)(c)	$12,255	$12,129,886
4.30%, 07/22/27	13,382	13,376,829
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	14,680	14,557,989
4.58%, 05/20/29, (1-day SOFR + 0.72%)(c)	14,550	14,543,261
4.81%, 07/25/28, (1-day SOFR + 1.98%)(c)	15,848	15,896,795
4.84%, 05/20/32, (1-day SOFR + 0.97%)(c)	17,855	17,840,209
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	12,557	12,651,866
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	21,485	21,804,251
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	15,240	15,468,150
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	17,023	17,313,180
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	23,972	24,443,739
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	16,205	16,827,624
Series B, 7.95%, 11/15/29	1,390	1,527,262
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)(c)	2,685	2,647,528
Westpac Banking Corp.
1.95%, 11/20/28(a)	6,594	6,244,759
2.65%, 01/16/30	3,985	3,758,357
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	8,970	8,103,454
3.40%, 01/25/28	5,070	5,012,622
4.04%, 08/26/27(a)	5,460	5,456,693
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(c)	6,800	6,641,047
4.35%, 07/01/30(a)	3,865	3,861,258
5.05%, 04/16/29	3,630	3,708,565
5.46%, 11/18/27	6,574	6,695,487
5.54%, 11/17/28	6,492	6,697,300
Westpac Banking Corp./New York
4.15%, 05/11/28(a)	3,800	3,795,773
Series ., 4.45%, 06/12/31	4,250	4,229,856
Westpac New Zealand Ltd.
4.13%, 01/29/29(b)	3,620	3,590,093
4.22%, 09/16/30(a)(b)	4,400	4,326,922
4.90%, 02/15/28(a)(b)	3,433	3,461,783
4.94%, 02/27/30(a)(b)	4,730	4,786,201
5.20%, 02/28/29(a)(b)	4,305	4,385,679
Wintrust Financial Corp., 4.85%, 06/06/29(a)	1,130	1,110,305
Woori Bank
4.13%, 01/27/31(b)	100	98,688
4.75%, 01/24/29(b)	2,300	2,321,816
4.88%, 01/26/28(b)	2,870	2,896,670
5.13%, 08/06/28(b)	1,370	1,382,162
6.38%, (5-year CMT + 2.28%)(b)(c)(e)	2,390	2,471,716
Zions Bancorp NA
3.25%, 10/29/29	1,880	1,770,999
4.48%, 02/09/29, (1-day SOFR + 1.06%)(c)	1,750	1,738,235
4.70%, 08/18/28, (1-day SOFR + 1.16%)(c)	1,675	1,675,514
		6,238,996,813
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	10,845	10,479,976
4.75%, 01/23/29	16,738	16,880,682
4.90%, 01/23/31	4,780	4,861,567
Bacardi Ltd., 4.70%, 05/15/28(a)(b)	4,185	4,181,456
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	2,795	2,818,937
Bacardi-Martini BV, 5.55%, 02/01/30(a)(b)	3,915	3,979,971
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	6,460	6,121,907
1.38%, 03/15/31	8,135	7,096,182
1.45%, 06/01/27	7,658	7,471,236

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
1.50%, 03/05/28	$3,760	$3,599,707
1.65%, 06/01/30(a)	9,205	8,321,103
2.00%, 03/05/31	1,610	1,447,992
2.13%, 09/06/29	5,450	5,117,289
3.45%, 03/25/30(a)	8,132	7,902,045
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	4,505	4,593,665
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	7,655	7,160,761
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)(b)	615	596,588
Constellation Brands, Inc.
2.88%, 05/01/30	3,485	3,267,225
3.15%, 08/01/29	5,085	4,870,235
3.60%, 02/15/28(a)	3,461	3,413,263
4.65%, 11/15/28	2,880	2,886,117
4.80%, 01/15/29	2,560	2,573,226
4.80%, 05/01/30(a)	3,185	3,205,669
4.85%, 05/06/31(a)	1,400	1,400,025
Diageo Capital PLC
2.00%, 04/29/30	5,810	5,275,995
2.38%, 10/24/29	6,520	6,085,573
3.88%, 05/18/28	2,835	2,811,048
5.30%, 10/24/27(a)	3,455	3,503,958
Diageo Investment Corp., 5.13%, 08/15/30	5,075	5,166,190
Heineken NV, 3.50%, 01/29/28(a)(b)	5,925	5,850,645
Keurig Dr Pepper, Inc.
2.25%, 03/15/31(a)	3,110	2,766,533
3.20%, 05/01/30(a)	4,890	4,604,787
3.43%, 06/15/27(a)	2,603	2,577,427
3.95%, 04/15/29(a)	5,432	5,333,325
4.35%, 05/15/28	3,140	3,132,597
4.60%, 05/25/28(a)	6,557	6,564,431
4.60%, 05/15/30	3,425	3,410,052
5.05%, 03/15/29	4,255	4,299,720
Series 10, 5.20%, 03/15/31	185	187,409
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	3,670	3,669,245
5.05%, 03/26/31(b)	4,235	4,237,462
Molson Coors Beverage Co., 4.90%, 07/08/31	1,780	1,785,947
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	3,125	3,143,530
PepsiCo, Inc.
1.40%, 02/25/31	525	458,203
1.63%, 05/01/30	6,390	5,763,540
2.63%, 07/29/29(a)	6,279	5,977,733
2.75%, 03/19/30	9,233	8,713,609
3.00%, 10/15/27	8,065	7,962,041
3.60%, 02/18/28	3,996	3,959,669
4.10%, 01/15/29	4,485	4,475,377
4.30%, 07/23/30(a)	4,045	4,049,515
4.45%, 02/07/28	3,845	3,862,784
4.45%, 05/15/28	3,927	3,949,848
4.50%, 07/17/29	5,445	5,480,134
4.60%, 02/07/30	5,875	5,937,178
7.00%, 03/01/29	3,045	3,255,619
Pernod Ricard International Finance LLC
1.25%, 04/01/28(a)(b)	3,954	3,726,618
1.63%, 04/01/31(a)(b)	3,340	2,881,624
Suntory Holdings Ltd., 5.12%, 06/11/29(a)(b)	3,310	3,358,866
		272,465,056
Security	Par (000)	Value
Biotechnology — 0.7%
Amgen, Inc.
1.65%, 08/15/28	$7,080	$6,679,284
2.30%, 02/25/31	6,385	5,761,060
2.45%, 02/21/30	7,915	7,348,591
3.00%, 02/22/29	4,345	4,193,512
3.20%, 11/02/27(a)	5,130	5,055,981
4.05%, 08/18/29	8,190	8,094,094
4.20%, 02/19/31(a)	6,835	6,717,000
5.15%, 03/02/28	21,255	21,520,353
5.25%, 03/02/30	17,714	18,105,450
Biogen, Inc.
2.25%, 05/01/30	9,270	8,466,084
5.05%, 01/15/31	1,845	1,872,225
CSL Finance PLC, 4.05%, 04/27/29(b)	3,536	3,474,595
Gilead Sciences, Inc.
1.20%, 10/01/27(a)	3,724	3,581,272
1.65%, 10/01/30	6,185	5,491,623
4.25%, 05/20/28	3,570	3,569,176
4.40%, 05/20/29	5,290	5,291,129
4.60%, 05/20/31	3,780	3,781,636
4.80%, 11/15/29	5,585	5,653,667
Illumina, Inc.
2.55%, 03/23/31(a)	3,060	2,770,127
4.75%, 12/12/30	2,850	2,843,595
5.75%, 12/13/27	2,530	2,572,632
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	7,075	6,269,888
Royalty Pharma PLC
1.75%, 09/02/27	5,353	5,180,222
2.20%, 09/02/30	6,355	5,747,070
4.45%, 03/25/31	2,270	2,236,074
5.15%, 09/02/29	3,595	3,648,575
		155,924,915
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.70%, 04/07/28	3,570	3,579,575
4.95%, 04/07/30	5,960	6,010,674
Carlisle Companies, Inc.
2.75%, 03/01/30	4,310	4,029,678
3.75%, 12/01/27(a)	3,055	3,027,301
Carrier Global Corp.
2.70%, 02/15/31	3,590	3,299,949
2.72%, 02/15/30	12,007	11,239,610
Cemex SAB de CV
5.20%, 09/17/30(b)	1,700	1,696,162
5.45%, 11/19/29(b)	3,795	3,827,974
CRH America Finance, Inc.
3.95%, 04/04/28(b)	6,078	6,018,631
4.40%, 02/09/31	1,205	1,189,348
CRH SMW Finance DAC
5.13%, 01/09/30	7,545	7,664,211
5.20%, 05/21/29	6,152	6,275,220
Fortune Brands Innovations, Inc., 3.25%, 09/15/29(a)	4,785	4,570,383
JH North America Holdings, Inc., 5.88%, 01/31/31(b)	4,040	4,038,452
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	3,755	3,346,373
5.50%, 04/19/29	4,325	4,441,924

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Lennox International, Inc.
1.70%, 08/01/27(a)	$1,368	$1,327,144
5.50%, 09/15/28	3,970	4,051,538
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	260	249,332
Martin Marietta Materials, Inc.
3.45%, 06/01/27	875	867,199
3.50%, 12/15/27(a)	3,095	3,056,824
Series CB, 2.50%, 03/15/30(a)	3,210	2,967,144
Masco Corp.
1.50%, 02/15/28	3,775	3,592,603
2.00%, 10/01/30	1,820	1,620,754
2.00%, 02/15/31	3,225	2,843,713
3.50%, 11/15/27	1,270	1,252,332
Mohawk Industries, Inc.
3.63%, 05/15/30(a)	2,000	1,923,212
5.85%, 09/18/28	3,695	3,792,072
Owens Corning
3.50%, 02/15/30(a)	3,135	3,013,879
3.88%, 06/01/30(a)	715	694,781
3.95%, 08/15/29(a)	2,415	2,373,927
5.50%, 06/15/27	2,390	2,418,773
Trane Technologies Financing Ltd., 3.80%, 03/21/29	4,500	4,433,954
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	3,320	3,283,402
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	2,200	2,005,238
Vulcan Materials Co.
3.50%, 06/01/30	4,704	4,504,870
4.95%, 12/01/29	3,405	3,448,637
		127,976,793
Chemicals — 1.2%
Air Liquide Finance SA, 2.25%, 09/10/29(a)(b)	3,790	3,565,882
Air Products and Chemicals, Inc.
2.05%, 05/15/30	6,300	5,740,843
4.30%, 06/11/28	3,475	3,478,278
4.60%, 02/08/29(a)	5,371	5,398,409
4.75%, 02/08/31	585	590,539
Cabot Corp., 4.00%, 07/01/29	2,800	2,746,496
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(a)(b)	3,605	3,547,804
4.75%, 05/15/30(b)	2,680	2,684,394
Dow Chemical Co.(The)
2.10%, 11/15/30	4,750	4,204,555
4.80%, 11/30/28(a)	3,948	3,960,677
4.80%, 01/15/31	4,485	4,442,177
7.38%, 11/01/29(a)	5,208	5,631,895
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	335	335,991
4.73%, 11/15/28(b)	7,718	7,735,704
Eastman Chemical Co.
4.50%, 12/01/28	3,410	3,403,278
4.50%, 02/20/31	3,180	3,122,341
5.00%, 08/01/29(a)	4,720	4,763,681
Ecolab, Inc.
1.30%, 01/30/31	2,935	2,535,579
3.25%, 12/01/27	2,905	2,867,595
4.30%, 06/15/28	3,525	3,526,716
4.60%, 06/15/29	5,150	5,172,784
4.80%, 03/24/30	4,725	4,774,900
4.80%, 06/15/31	5,150	5,191,179
Security	Par (000)	Value
Chemicals (continued)
5.25%, 01/15/28	$2,860	$2,902,290
EIDP, Inc., 2.30%, 07/15/30(a)	3,182	2,933,766
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(b)	3,675	3,322,212
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(a)(b)	4,551	4,390,490
2.30%, 11/01/30(b)	7,260	6,528,432
4.45%, 09/26/28	2,915	2,903,363
Kraton Corp., 5.00%, 07/15/27(b)	2,805	2,821,284
LG Chem Ltd., 3.63%, 04/15/29(a)(b)	2,630	2,537,083
Linde, Inc./CT, 1.10%, 08/10/30	4,345	3,808,585
LYB International Finance III LLC
2.25%, 10/01/30(a)	2,680	2,404,689
5.13%, 01/15/31(a)	3,330	3,336,872
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(a)(b)	5,265	5,299,744
MEGlobal BV, 2.63%, 04/28/28(b)	4,530	4,311,418
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	2,705	2,750,027
Momentive Performance Materials, Inc., 4.13%, 10/22/28(b)	4,000	3,964,078
Mosaic Co.(The)
4.05%, 11/15/27	4,085	4,060,369
4.35%, 01/15/29	3,290	3,261,856
4.60%, 11/15/30	2,695	2,662,275
5.38%, 11/15/28	2,365	2,403,189
NewMarket Corp., 2.70%, 03/18/31	2,485	2,253,666
Nutrien Ltd.
2.95%, 05/13/30(a)	3,195	3,004,527
4.20%, 04/01/29	4,660	4,625,285
4.85%, 05/29/31	3,060	3,065,868
4.90%, 03/27/28(a)	4,741	4,779,696
5.20%, 06/21/27	1,680	1,694,710
OCP SA, 6.10%, 04/30/30(b)	4,300	4,402,331
PPG Industries, Inc.
2.55%, 06/15/30	1,770	1,643,479
2.80%, 08/15/29	2,615	2,477,750
3.75%, 03/15/28(a)	4,680	4,634,790
4.38%, 03/15/31	3,710	3,656,670
Rohm and Haas Co., 7.85%, 07/15/29(a)	1,595	1,734,195
RPM International, Inc., 4.55%, 03/01/29(a)	2,320	2,319,576
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	6,950	6,902,515
Sherwin-Williams Co.(The)
2.30%, 05/15/30(a)	2,605	2,387,507
2.95%, 08/15/29	5,495	5,238,508
3.45%, 06/01/27	7,872	7,812,108
4.30%, 08/15/28	3,515	3,499,763
4.50%, 08/15/30(a)	3,295	3,281,138
4.55%, 03/01/28	2,590	2,595,018
SNF Group SACA
3.38%, 03/15/30(b)	320	298,122
5.63%, 03/31/31(a)(b)	5,500	5,565,113
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29(b)	3,185	3,161,240
5.63%, 04/22/56, (5-year CMT + 1.92%)(b)(c)	3,110	3,092,273
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	4,155	4,249,033
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,725,410
Westlake Corp., 3.38%, 06/15/30(a)	1,990	1,893,585
Yara International ASA
3.15%, 06/04/30(b)	4,490	4,205,606
4.75%, 06/01/28(a)(b)	5,685	5,691,788
		258,914,989

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27(a)(b)	$3,660	$3,620,624
4.38%, 07/03/29(a)(b)	3,635	3,546,950
Ashtead Capital, Inc.
4.00%, 05/01/28(b)	3,565	3,520,901
4.25%, 11/01/29(b)	5,065	4,966,609
4.38%, 08/15/27(b)	2,820	2,809,697
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	5,879	5,169,210
1.70%, 05/15/28	5,319	5,079,598
Block Financial LLC
2.50%, 07/15/28(a)	2,450	2,338,431
3.88%, 08/15/30(a)	3,750	3,570,467
Cintas Corp. No. 2, 4.20%, 05/01/28	2,340	2,336,134
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	7,995	8,057,360
Cornell University, Series 2025, 4.17%, 06/15/30	2,215	2,195,890
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	3,565	3,378,953
4.85%, 09/26/28(a)(b)	7,310	7,244,915
Element Fleet Management Corp.
4.64%, 11/24/30(a)(b)	3,400	3,365,799
4.80%, 05/29/29(b)	2,815	2,819,631
5.04%, 03/25/30(a)(b)	3,795	3,828,408
6.32%, 12/04/28(a)(b)	3,695	3,836,839
Equifax, Inc.
3.10%, 05/15/30	3,715	3,490,821
4.80%, 09/15/29(a)	4,310	4,324,601
5.10%, 12/15/27	3,540	3,571,514
5.10%, 06/01/28(a)	4,498	4,542,027
ERAC USA Finance LLC
4.50%, 10/30/29(b)	4,375	4,357,860
4.60%, 05/01/28(a)(b)	5,475	5,497,272
4.70%, 04/30/31(b)	4,485	4,471,192
5.00%, 02/15/29(a)(b)	4,580	4,633,471
Experian Finance PLC
2.75%, 03/08/30(b)	5,405	5,046,032
4.25%, 02/01/29(a)(b)	3,165	3,134,061
Global Payments, Inc.
2.90%, 05/15/30	6,265	5,752,407
3.20%, 08/15/29	7,317	6,923,461
4.45%, 06/01/28(a)	3,450	3,427,109
4.50%, 11/15/28	7,860	7,795,995
4.55%, 03/15/28(a)	2,175	2,169,064
4.88%, 11/15/30	9,795	9,639,856
4.95%, 08/15/27	2,284	2,291,196
5.30%, 08/15/29	3,075	3,102,842
Kaspi.KZ JSC
5.90%, 04/28/31(b)	155	155,052
6.25%, 03/26/30(b)	4,205	4,257,093
Leland Stanford Junior University(The)
1.29%, 06/01/27(a)	2,177	2,114,414
Series 2025, 4.15%, 08/01/30(a)	2,675	2,655,224
Mobility Global, Inc.
5.05%, 06/15/29(b)	3,725	3,742,692
5.45%, 06/15/31(b)	3,700	3,742,166
Moody's Corp.
3.25%, 01/15/28(a)	2,935	2,889,492
4.25%, 02/01/29(a)	2,725	2,715,017
Security	Par (000)	Value
Commercial Services (continued)
PayPal Holdings, Inc.
2.30%, 06/01/30	$5,875	$5,372,209
2.85%, 10/01/29	9,245	8,737,321
3.90%, 06/01/27(a)	2,595	2,588,376
4.45%, 03/06/28	2,150	2,152,709
4.55%, 06/01/28	3,030	3,037,823
4.95%, 06/01/31	2,800	2,803,932
President and Fellows of Harvard College, 4.89%, 03/15/30(a)	2,110	2,151,900
Quanta Services, Inc.
2.90%, 10/01/30(a)	5,995	5,585,319
4.30%, 08/09/28(a)	3,225	3,218,660
4.50%, 01/15/31	3,195	3,165,153
4.75%, 08/09/27(a)	1,210	1,214,632
RELX Capital, Inc.
3.00%, 05/22/30(a)	4,422	4,164,809
4.00%, 03/18/29	5,552	5,479,874
4.75%, 03/27/30	5,015	5,035,272
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	4,735	4,759,272
Rentokil Terminix Funding PLC, 4.63%, 04/23/31(b)	3,260	3,213,767
S&P Global, Inc.
1.25%, 08/15/30(a)	3,014	2,634,700
2.50%, 12/01/29(a)	3,075	2,882,057
2.95%, 03/01/29	6,825	6,561,676
4.25%, 05/01/29(a)	5,930	5,902,265
4.25%, 01/15/31(b)	3,700	3,642,464
4.75%, 08/01/28(a)	3,910	3,941,292
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	4,990	4,495,641
Trustees of Dartmouth College, 4.27%, 06/01/30(a)	1,375	1,371,006
Trustees of Princeton University (The), 4.65%, 07/01/30	300	303,194
UL Solutions, Inc., 6.50%, 10/20/28	1,625	1,694,183
United Rentals North America, Inc., 6.00%, 12/15/29(b)	8,415	8,559,309
Verisk Analytics, Inc.
4.13%, 03/15/29	3,825	3,780,557
4.45%, 03/15/31	2,500	2,458,899
Yale University, Series 2020, 1.48%, 04/15/30(a)	2,305	2,081,727
		291,118,345
Computers — 1.7%
Accenture Capital, Inc.
3.90%, 10/04/27	5,709	5,693,981
4.05%, 10/04/29	7,795	7,709,830
Amdocs Ltd., 2.54%, 06/15/30	3,915	3,557,558
Apple, Inc.
1.20%, 02/08/28	14,561	13,887,198
1.25%, 08/20/30	7,550	6,684,655
1.40%, 08/05/28	13,800	13,046,916
1.65%, 05/11/30(a)	11,590	10,510,484
1.65%, 02/08/31	7,900	7,038,963
2.20%, 09/11/29	9,317	8,787,362
2.90%, 09/12/27(a)	10,183	10,045,055
3.00%, 06/20/27	5,198	5,147,953
3.00%, 11/13/27(a)	8,631	8,514,575
3.25%, 08/08/29	5,955	5,799,668
4.00%, 05/10/28	7,568	7,571,244

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.00%, 05/12/28	$8,770	$8,764,025
4.15%, 05/10/30(a)	3,500	3,504,786
4.20%, 05/12/30(a)	6,130	6,146,839
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	4,220	4,129,844
4.00%, 07/01/29(a)(b)	3,475	3,395,482
CGI, Inc., 4.95%, 03/14/30	4,315	4,301,539
Dell International LLC/EMC Corp.
4.15%, 02/15/29	4,630	4,594,988
4.35%, 02/01/30	4,105	4,067,800
4.50%, 02/15/31	6,970	6,909,262
4.75%, 04/01/28	5,115	5,143,961
5.00%, 04/01/30(a)	6,300	6,381,774
5.25%, 02/01/28(a)	4,909	4,975,851
5.30%, 10/01/29	9,525	9,730,452
6.10%, 07/15/27(a)	2,392	2,431,629
6.20%, 07/15/30(a)	3,720	3,924,845
Dell, Inc., 7.10%, 04/15/28(a)	2,455	2,576,042
DXC Technology Co., 2.38%, 09/15/28(a)	3,900	3,656,411
Fortinet, Inc., 2.20%, 03/15/31(a)	2,710	2,426,205
Gartner, Inc.
3.63%, 06/15/29(b)	3,930	3,731,690
3.75%, 10/01/30(b)	4,895	4,504,651
4.50%, 07/01/28(b)	5,833	5,758,040
4.95%, 03/20/31(a)	285	276,960
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	2,805	2,874,055
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	2,145	2,106,008
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	5,230	5,208,460
4.15%, 09/15/28	4,565	4,528,328
4.40%, 09/25/27	6,875	6,870,100
4.40%, 10/15/30	4,915	4,835,173
4.50%, 03/23/28	2,435	2,434,579
4.55%, 10/15/29	10,677	10,655,966
4.60%, 03/23/29(a)	2,405	2,406,113
5.25%, 07/01/28	3,097	3,141,214
HP, Inc.
3.00%, 06/17/27	5,100	5,031,649
3.40%, 06/17/30(a)	2,100	1,994,640
4.00%, 04/15/29	5,880	5,784,646
4.75%, 01/15/28	5,184	5,207,362
5.40%, 04/25/30	3,315	3,388,764
IBM International Capital Pte. Ltd.
4.60%, 02/05/29(a)	3,207	3,217,059
4.75%, 02/05/31(a)	2,150	2,158,808
International Business Machines Corp.
1.95%, 05/15/30(a)	9,065	8,204,076
3.50%, 05/15/29	19,335	18,850,126
4.00%, 02/03/29(a)	630	623,998
4.15%, 07/27/27	3,173	3,170,580
4.30%, 02/03/31	3,135	3,089,143
4.50%, 02/06/28(a)	4,375	4,387,470
4.65%, 02/10/28(a)	4,925	4,950,844
4.80%, 02/10/30	5,475	5,523,490
6.22%, 08/01/27	3,129	3,198,145
6.50%, 01/15/28(a)	2,485	2,569,893
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,785	2,614,294
Leidos, Inc.
2.30%, 02/15/31	5,500	4,913,708
Security	Par (000)	Value
Computers (continued)
4.10%, 03/15/29	$2,825	$2,788,845
4.38%, 05/15/30	3,650	3,590,281
Lenovo Group Ltd.
3.42%, 11/02/30(b)	5,390	5,095,154
5.83%, 01/27/28(a)(b)	1,145	1,169,516
NetApp, Inc.
2.38%, 06/22/27	2,779	2,720,761
2.70%, 06/22/30(a)	4,240	3,909,408
Teledyne FLIR LLC, 2.50%, 08/01/30	2,505	2,297,594
		370,838,768
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,250	2,227,355
4.20%, 05/01/30(a)	3,535	3,542,125
4.60%, 03/01/28	2,683	2,707,394
Conopco, Inc., Series F, 6.63%, 04/15/28(a)	1,885	1,954,973
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(b)	3,140	3,041,314
5.60%, 01/15/31(b)	5,415	5,260,296
6.63%, 07/15/30(a)(b)	4,030	4,043,509
Estee Lauder Companies, Inc.(The)
1.95%, 03/15/31(a)	2,980	2,639,974
2.38%, 12/01/29	3,530	3,286,922
2.60%, 04/15/30(a)	4,520	4,216,484
4.38%, 05/15/28(a)	4,392	4,389,085
Haleon U.S. Capital LLC, 3.38%, 03/24/29	6,005	5,832,215
Kenvue, Inc.
5.00%, 03/22/30	6,501	6,608,081
5.05%, 03/22/28	5,433	5,499,019
Procter & Gamble Co.(The)
1.20%, 10/29/30(a)	6,150	5,388,030
1.95%, 04/23/31	5,360	4,807,140
2.85%, 08/11/27	4,125	4,069,007
3.00%, 03/25/30	8,950	8,559,162
3.95%, 01/26/28	3,090	3,086,678
4.05%, 05/01/30	4,375	4,353,634
4.15%, 10/24/29(a)	2,635	2,643,098
4.35%, 01/29/29	3,655	3,675,617
Unilever Capital Corp.
1.38%, 09/14/30	3,080	2,720,633
2.13%, 09/06/29(a)	5,570	5,212,792
3.50%, 03/22/28	7,200	7,115,712
4.25%, 08/12/27	3,628	3,636,307
4.88%, 09/08/28(a)	4,100	4,156,103
		114,672,659
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	3,490	3,286,181
4.50%, 10/24/28(b)	4,735	4,719,800
LKQ Corp., 5.75%, 06/15/28	4,240	4,312,813
Mitsubishi Corp.
4.00%, 09/09/28(a)(b)	1,805	1,790,181
4.13%, 09/09/30(a)(b)	3,275	3,226,715
5.00%, 07/05/28(a)(b)	2,990	3,020,771
5.00%, 07/02/29(b)	3,280	3,323,368
		23,679,829

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	$21,495	$20,710,351
3.65%, 07/21/27	5,956	5,900,077
3.88%, 01/23/28	3,165	3,129,710
4.13%, 02/28/29	5,120	5,052,055
4.38%, 11/15/30	4,695	4,611,600
4.63%, 10/15/27	3,225	3,229,303
4.63%, 09/10/29	8,765	8,745,729
4.88%, 04/01/28	3,300	3,317,522
5.10%, 01/19/29	4,380	4,429,254
5.75%, 06/06/28(a)	5,690	5,812,228
6.15%, 09/30/30	5,945	6,227,772
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)(c)	2,000	2,038,260
6.95%, 03/10/55, (5-year CMT + 2.72%)(c)	3,570	3,700,415
Affiliated Managers Group, Inc., 3.30%, 06/15/30	2,715	2,560,899
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	3,105	3,146,298
Aircastle Ltd.
2.85%, 01/26/28(b)	3,915	3,797,957
5.95%, 02/15/29(b)	4,240	4,349,377
6.50%, 07/18/28(b)	3,412	3,522,226
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	4,790	4,775,937
5.00%, 05/15/31(b)	2,845	2,818,289
5.25%, 03/15/30(b)	3,075	3,100,013
Ally Financial, Inc.
2.20%, 11/02/28(a)	3,835	3,622,794
4.75%, 06/09/27	2,525	2,533,272
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(c)	3,440	3,468,035
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(c)	3,155	3,204,622
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)(c)	4,487	4,675,529
6.99%, 06/13/29, (1-day SOFR + 3.26%)(c)	4,705	4,889,544
7.10%, 11/15/27(a)	4,120	4,256,952
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(c)	7,495	7,442,854
4.05%, 05/03/29(a)	5,704	5,676,637
4.35%, 07/20/29, (1-day SOFR + 0.81%)(c)	8,328	8,302,311
4.44%, 05/03/30, (1-day SOFR + 0.81%)(c)	7,360	7,333,911
4.46%, 02/10/32, (1-day SOFR + 0.87%)(c)	5,860	5,789,186
4.73%, 04/25/29, (1-day SOFR + 1.26%)(c)	9,940	9,989,744
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	8,415	8,522,590
5.04%, 07/26/28, (1-day SOFR + 0.93%)(c)	7,975	8,035,279
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)(c)	8,320	8,447,350
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(c)	7,757	7,879,747
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	8,362	8,577,578
5.85%, 11/05/27(a)	10,320	10,547,829
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	5,825	6,240,242
Ameriprise Financial, Inc., 5.70%, 12/15/28	3,844	3,959,122
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	925	890,503
Apollo Global Management, Inc., 4.60%, 01/15/31(a)	2,250	2,226,703
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	3,610	3,377,353
Ares Management Corp., 6.38%, 11/10/28	3,310	3,433,813
Security	Par (000)	Value
Diversified Financial Services (continued)
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	$2,525	$2,493,796
4.95%, 11/15/30(a)(b)	5,515	5,423,371
6.05%, 01/15/28(b)	4,475	4,539,506
6.25%, 01/15/30(a)(b)	4,795	4,931,832
Aviation Capital Group LLC
3.50%, 11/01/27(b)	3,365	3,309,630
4.25%, 04/30/29(a)(b)	2,500	2,460,910
4.80%, 10/24/30(b)	5,805	5,755,500
5.13%, 04/10/30(b)	3,440	3,454,604
5.38%, 07/15/29(a)(b)	3,300	3,345,525
6.25%, 04/15/28(b)	3,260	3,342,842
6.38%, 07/15/30(b)	1,210	1,272,415
6.75%, 10/25/28(b)	2,877	2,999,670
Avilease Capital Ltd., 4.75%, 11/12/30(b)	6,800	6,628,085
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	3,868	3,751,392
2.75%, 02/21/28(b)	3,485	3,371,429
4.20%, 04/15/29(b)	3,510	3,451,493
4.70%, 01/30/31(a)(b)	5,900	5,801,264
4.95%, 01/15/28(b)	5,442	5,463,680
5.15%, 01/15/30(a)(b)	3,885	3,903,500
5.38%, 05/30/30(b)	5,095	5,158,296
5.75%, 03/01/29(b)	6,670	6,817,793
5.75%, 11/15/29(b)	6,465	6,629,575
6.38%, 05/04/28(b)	7,410	7,619,987
BGC Group, Inc.
6.15%, 04/02/30	3,880	3,973,272
6.60%, 06/10/29	3,290	3,393,484
8.00%, 05/25/28(a)	2,140	2,248,976
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	165	142,737
1.63%, 08/05/28(b)	4,210	3,954,786
2.50%, 01/10/30(a)(b)	3,750	3,481,677
3.15%, 10/02/27(a)(b)	1,899	1,865,086
5.90%, 11/03/27(a)(b)	3,868	3,933,620
BOC Aviation Ltd.
2.63%, 09/17/30(b)	500	464,034
3.00%, 09/11/29(a)(b)	6,035	5,784,891
3.50%, 09/18/27(a)(b)	3,745	3,705,744
BOC Aviation USA Corp.
5.25%, 01/14/30(b)	3,530	3,618,463
5.75%, 11/09/28(a)(b)	3,725	3,840,000
Brookfield Asset Management Ltd.
4.65%, 11/15/30	4,220	4,181,808
4.83%, 04/15/31(a)	2,970	2,957,410
Brookfield Finance, Inc.
3.90%, 01/25/28	5,985	5,923,494
4.35%, 04/15/30	5,060	4,976,844
4.85%, 03/29/29	6,850	6,876,856
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(a)(b)	1,690	1,775,201
Cantor Fitzgerald LP, 7.20%, 12/12/28(b)	4,515	4,710,426
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(c)	6,470	6,236,541
3.80%, 01/31/28(a)	7,804	7,721,909
4.49%, 09/11/31, (1-day SOFR + 1.25%)(c)	9,980	9,810,955
4.72%, 01/30/32, (1-day SOFR + 1.15%)(c)	6,280	6,205,905
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	4,837	4,907,766
5.46%, 07/26/30, (1-day SOFR + 1.56%)(c)	5,330	5,435,938
5.47%, 02/01/29, (1-day SOFR + 2.08%)(c)	5,697	5,779,500

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.70%, 02/01/30, (1-day SOFR + 1.91%)(c)	$5,570	$5,705,243
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	10,505	10,838,791
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	9,750	10,742,313
Cboe Global Markets, Inc., 1.63%, 12/15/30	1,650	1,452,046
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	360	314,912
2.00%, 03/20/28(a)	7,100	6,827,000
2.30%, 05/13/31(a)	2,845	2,551,507
2.75%, 10/01/29(a)	3,200	3,032,577
3.20%, 01/25/28(a)	3,975	3,908,279
3.25%, 05/22/29(a)	3,795	3,682,459
4.00%, 02/01/29(a)	2,935	2,910,506
4.34%, 11/14/31, (1-day SOFR + 0.94%)(c)	6,515	6,418,195
4.63%, 03/22/30(a)	2,890	2,915,462
4.74%, 05/21/30, (1-day SOFR + 0.78%)(c)	3,850	3,870,260
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	7,788	7,965,479
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)(c)	7,945	8,259,848
CI Financial Corp.
3.20%, 12/17/30	5,718	5,159,894
7.50%, 05/30/29(a)(b)	4,010	4,206,679
Citadel Finance LLC
4.75%, 02/14/29(b)	3,150	3,096,938
5.15%, 02/14/31(b)	3,370	3,296,258
5.90%, 02/10/30(b)	6,050	6,108,378
Citadel LP, 6.00%, 01/23/30(b)	3,275	3,369,040
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	4,315	4,388,415
Citigroup Global Markets Holdings, Inc., 5.00%, 05/28/29	1,225	1,250,372
CME Group, Inc.
3.75%, 06/15/28	3,352	3,323,363
4.40%, 03/15/30	4,995	4,994,418
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(b)	3,700	3,573,759
Enact Holdings, Inc., 6.25%, 05/28/29(a)	5,040	5,204,776
Equitable America Global Funding
3.95%, 09/15/27(b)	1,255	1,245,042
4.30%, 12/15/28(b)	4,035	4,001,646
4.65%, 06/09/28(b)	5,080	5,079,798
4.95%, 06/09/30(a)(b)	4,855	4,865,287
FMR LLC, 7.57%, 06/15/29(b)	5,680	6,141,988
Franklin Resources, Inc., 1.60%, 10/30/30(a)	4,925	4,343,512
Gabx Leasing LLC, 4.63%, 04/15/31(a)(b)	2,375	2,343,954
Intercorp Financial Services, Inc., 4.13%, 10/19/27(b)	10	9,914
Jefferies Financial Group, Inc.
4.15%, 01/23/30	6,335	6,144,015
5.13%, 04/28/31	5,575	5,510,790
5.88%, 07/21/28(a)	6,107	6,250,414
6.45%, 06/08/27(a)	2,002	2,040,228
JPMorgan Chase Financial Co. LLC, 4.13%, 09/21/29	110	108,998
Lazard Group LLC
4.38%, 03/11/29	3,045	3,020,642
4.50%, 09/19/28	2,957	2,945,950
6.00%, 03/15/31	1,850	1,930,278
LPL Holdings, Inc.
4.00%, 03/15/29(b)	5,675	5,533,241
4.38%, 05/15/31(b)	1,100	1,053,643
4.63%, 11/15/27(a)(b)	3,665	3,651,973
4.90%, 04/03/28(a)	2,350	2,357,761
5.15%, 06/15/30(a)	3,290	3,309,380
Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 03/15/30(a)	$4,690	$4,727,224
6.75%, 11/17/28	4,095	4,279,065
Lseg U.S. Fin Corp.
4.25%, 03/23/29(b)	6,605	6,550,270
4.50%, 03/23/31(b)	4,500	4,445,114
LSEGA Financing PLC
2.00%, 04/06/28(b)	6,505	6,218,647
2.50%, 04/06/31(b)	1,000	903,062
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	4,555	4,535,720
5.20%, 03/27/28(b)	3,225	3,239,267
6.40%, 03/26/29(a)(b)	2,790	2,879,865
6.50%, 03/26/31(b)	2,095	2,191,726
Marex Group PLC
5.68%, 04/21/31(a)	2,790	2,795,186
5.83%, 05/08/28	2,825	2,861,069
6.40%, 11/04/29	3,845	3,967,569
Mastercard, Inc.
1.90%, 03/15/31(a)	290	258,742
2.95%, 06/01/29	6,440	6,209,914
3.35%, 03/26/30	10,085	9,729,140
3.50%, 02/26/28(a)	3,465	3,430,654
4.10%, 01/15/28	4,158	4,158,784
4.55%, 03/15/28	3,315	3,334,578
4.88%, 03/09/28(a)	4,892	4,952,444
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	2,050	1,983,375
6.50%, 05/01/28(a)(b)	585	584,555
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(a)(b)	840	814,133
5.08%, 09/15/27(a)(b)	3,225	3,243,301
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(b)	3,305	3,264,553
5.15%, 10/24/29(b)	3,095	3,130,268
5.81%, 09/12/28(a)(b)	2,950	3,022,061
Nasdaq, Inc.
1.65%, 01/15/31(a)	3,967	3,487,950
5.35%, 06/28/28	5,081	5,168,296
Nomura Holdings, Inc.
2.17%, 07/14/28	5,610	5,334,311
2.68%, 07/16/30	5,505	5,056,576
2.71%, 01/22/29(a)	3,030	2,880,486
3.10%, 01/16/30	7,862	7,407,446
4.90%, 07/01/30	5,090	5,091,679
5.39%, 07/06/27	1,285	1,297,404
5.59%, 07/02/27(a)	1,540	1,556,861
5.61%, 07/06/29(a)	3,820	3,915,561
5.84%, 01/18/28(a)	3,375	3,439,053
6.07%, 07/12/28	5,000	5,143,375
Nuveen LLC
4.00%, 11/01/28(b)	4,615	4,571,564
5.55%, 01/15/30(b)	3,785	3,860,445
ORIX Corp.
2.25%, 03/09/31(a)	425	378,607
3.70%, 07/18/27(a)	1,420	1,408,574
4.45%, 09/09/30(a)	3,270	3,235,651
4.65%, 09/10/29(a)	6,000	6,023,568
5.00%, 09/13/27(a)	5,919	5,960,868
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,990	4,824,668
6.15%, 12/06/28(b)	1,410	1,454,323

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Radian Group, Inc., 6.20%, 05/15/29	$3,960	$4,096,822
Raymond James Financial, Inc., 4.65%, 04/01/30	3,570	3,580,266
REC Ltd.
4.75%, 09/27/29(b)	3,745	3,731,478
5.63%, 04/11/28(a)(b)	6,260	6,348,949
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(a)(b)	5,095	5,074,986
5.40%, 09/15/30(b)	4,050	4,002,581
Stifel Financial Corp., 4.00%, 05/15/30(a)	2,545	2,471,673
Sumisho Air Lease Corp.
2.10%, 09/01/28	2,550	2,408,605
3.00%, 02/01/30	3,775	3,533,313
3.13%, 12/01/30	4,200	3,885,195
3.25%, 10/01/29(a)	3,250	3,088,165
3.63%, 12/01/27	1,985	1,957,546
4.40%, 03/24/28(b)	5,075	5,049,594
4.50%, 03/24/29(b)	7,895	7,846,983
4.63%, 10/01/28	2,600	2,592,783
4.85%, 03/24/31(b)	8,255	8,179,452
5.10%, 03/01/29	2,830	2,856,325
5.30%, 02/01/28	3,880	3,917,313
5.85%, 12/15/27	3,705	3,772,194
Synchrony Financial
3.95%, 12/01/27(a)	5,680	5,624,680
4.95%, 02/25/32, (1-day SOFR + 1.53%)(c)	4,960	4,844,971
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	2,125	2,127,582
5.15%, 03/19/29	3,902	3,907,988
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)(c)	5,715	5,726,056
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	3,885	3,961,461
TPG Operating Group II LP, 4.88%, 05/15/31	2,800	2,769,650
USAA Capital Corp.
2.13%, 05/01/30(a)(b)	2,640	2,418,642
4.38%, 06/01/28(b)	2,395	2,394,260
5.25%, 06/01/27(a)(b)	795	804,215
Visa, Inc.
0.75%, 08/15/27	1,962	1,889,909
1.10%, 02/15/31	3,265	2,826,347
2.05%, 04/15/30	9,680	8,912,255
2.75%, 09/15/27	4,076	4,012,375
3.80%, 02/12/29	3,840	3,801,793
4.10%, 02/12/31(a)	4,725	4,697,108
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)(c)	1,403	1,367,138
Voya Global Funding, 4.60%, 11/24/30(a)(b)	2,915	2,876,485
Western Union Co.(The)
2.75%, 03/15/31(a)	1,825	1,650,772
4.75%, 06/15/29	2,775	2,755,537
		996,358,810
Electric — 6.4%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	4,495	4,280,224
4.38%, 01/24/29(a)(b)	2,880	2,864,431
4.88%, 04/23/30(b)	1,520	1,524,817
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,725	4,469,889
AEP Texas, Inc.
3.95%, 06/01/28	3,465	3,429,301
5.45%, 05/15/29	3,352	3,432,053
Series I, 2.10%, 07/01/30(a)	3,395	3,086,081
Security	Par (000)	Value
Electric (continued)
AES Andes SA, 6.30%, 03/15/29(b)	$1,340	$1,368,686
AES Corp.(The)
2.45%, 01/15/31	5,600	5,018,450
3.95%, 07/15/30(a)(b)	3,785	3,634,784
5.45%, 06/01/28(a)	7,310	7,386,383
Alabama Power Co.
3.75%, 09/01/27	2,275	2,264,468
Series 20-A, 1.45%, 09/15/30	3,835	3,379,870
Series C, 4.30%, 03/15/31	1,300	1,282,920
Alexander Funding Trust II, 7.47%, 07/31/28(b)	3,570	3,746,975
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(c)	3,000	2,966,053
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	1,535	1,522,609
5.40%, 06/06/27(b)	1,840	1,856,620
5.95%, 03/30/29(b)	2,265	2,336,027
Ameren Corp.
1.75%, 03/15/28	2,795	2,667,506
3.50%, 01/15/31(a)	4,402	4,175,928
5.00%, 01/15/29	3,787	3,830,759
Ameren Illinois Co.
1.55%, 11/15/30(a)	2,090	1,839,410
3.80%, 05/15/28	2,090	2,070,476
American Electric Power Co., Inc.
2.30%, 03/01/30	2,274	2,092,616
3.20%, 11/13/27(a)	2,775	2,730,133
5.20%, 01/15/29	7,110	7,235,197
5.75%, 11/01/27	2,796	2,846,072
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)(c)	2,435	2,528,494
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(c)	6,030	6,011,387
Series J, 4.30%, 12/01/28	3,622	3,614,544
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	2,535	2,313,619
Series X, 3.30%, 06/01/27(a)	1,630	1,613,617
Arizona Public Service Co.
2.60%, 08/15/29	2,755	2,597,767
2.95%, 09/15/27	1,111	1,089,945
Atlantic City Electric Co.
2.30%, 03/15/31(a)	685	615,645
4.00%, 10/15/28	1,730	1,716,172
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28(a)(b)	1,160	1,153,566
Avangrid, Inc., 3.80%, 06/01/29	4,730	4,613,822
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,530	2,193,519
3.25%, 04/15/28	3,178	3,119,779
3.70%, 07/15/30	7,570	7,342,262
8.48%, 09/15/28	2,210	2,396,038
Black Hills Corp.
2.50%, 06/15/30	2,000	1,830,969
3.05%, 10/15/29	3,230	3,066,510
4.55%, 01/31/31	2,745	2,714,425
5.95%, 03/15/28	2,073	2,120,476
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(a)(c)	1,420	1,438,478
Capital Power U.S. Holdings, Inc., 5.26%, 06/01/28(b)	5,360	5,397,267
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	3,080	3,111,169
5.20%, 10/01/28(a)	3,172	3,232,229
Series AE, 2.35%, 04/01/31	2,525	2,275,381

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy, Inc.
2.95%, 03/01/30	$2,381	$2,232,530
5.40%, 06/01/29	3,790	3,879,841
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)(c)	3,000	2,999,212
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)(c)	2,900	2,986,478
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)(c)	2,220	2,302,833
Cleco Corporate Holdings LLC, 3.38%, 09/15/29(a)	1,430	1,352,065
Cleveland Electric Illuminating Co.(The)
3.50%, 04/01/28(b)	1,630	1,598,620
4.55%, 11/15/30(a)(b)	1,305	1,285,513
CMS Energy Corp.
3.45%, 08/15/27	1,842	1,820,116
3.75%, 12/01/50, (5-year CMT + 2.90%)(c)	2,165	1,988,403
4.75%, 06/01/50, (5-year CMT + 4.12%)(c)	2,590	2,546,596
Colbun SA, 3.15%, 03/06/30(a)(b)	3,485	3,275,570
Comision Federal de Electricidad
3.35%, 02/09/31(a)(b)	4,200	3,776,155
4.69%, 05/15/29(b)	4,702	4,624,841
5.70%, 01/24/30(b)	3,975	3,996,306
Commonwealth Edison Co.
2.20%, 03/01/30(a)	2,405	2,213,821
3.70%, 08/15/28	3,455	3,410,948
4.55%, 06/01/31	3,085	3,076,075
Series 122, 2.95%, 08/15/27(a)	1,923	1,895,199
Connecticut Light and Power Co.(The)
4.65%, 01/01/29	2,125	2,138,438
4.95%, 01/15/30	2,480	2,517,045
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	2,025	2,006,498
Series 20A, 3.35%, 04/01/30	3,190	3,058,806
Series B, 3.13%, 11/15/27	1,665	1,639,875
Series D, 4.00%, 12/01/28	2,880	2,856,588
Constellation Energy Generation LLC
3.75%, 03/01/31(b)	3,890	3,712,625
3.90%, 01/08/28	5,230	5,188,972
4.40%, 01/15/31	5,490	5,415,897
4.55%, 06/01/29	4,480	4,470,623
4.63%, 02/01/29(a)(b)	400	397,972
5.00%, 02/01/31(a)(b)	4,665	4,673,689
5.60%, 03/01/28	4,110	4,185,355
Consumers Energy Co.
3.80%, 11/15/28	2,023	1,996,537
4.50%, 01/15/31(a)	2,885	2,874,776
4.60%, 05/30/29	3,855	3,875,379
4.65%, 03/01/28(a)	2,410	2,424,632
4.70%, 01/15/30	5,405	5,437,527
4.90%, 02/15/29	2,588	2,618,799
Dayton Power & Light Co. (The), 4.55%, 08/15/30	2,530	2,497,428
Dominion Energy, Inc.
4.25%, 06/01/28(a)	3,306	3,296,248
4.60%, 05/15/28	7,140	7,157,798
5.00%, 06/15/30(a)	5,350	5,419,030
6.00%, 02/15/56, (5-year CMT + 2.26%)(c)	7,950	7,993,005
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(c)	5,400	5,599,373
Series C, 3.38%, 04/01/30	8,722	8,346,489
DTE Electric Co.
2.25%, 03/01/30	4,258	3,933,882
Security	Par (000)	Value
Electric (continued)
Series A, 1.90%, 04/01/28(a)	$3,034	$2,913,896
Series C, 2.63%, 03/01/31(a)	3,090	2,832,978
DTE Energy Co.
2.95%, 03/01/30(a)	1,115	1,050,768
4.88%, 06/01/28	6,822	6,875,641
4.95%, 07/01/27	6,718	6,763,329
5.10%, 03/01/29	7,040	7,142,670
5.20%, 04/01/30	7,650	7,779,989
Series C, 3.40%, 06/15/29	2,450	2,367,983
Duke Energy Carolinas LLC
2.45%, 08/15/29(a)	3,095	2,913,771
2.45%, 02/01/30	3,300	3,071,671
2.55%, 04/15/31	645	588,097
3.95%, 11/15/28(a)	3,210	3,182,038
4.85%, 03/15/30	3,065	3,100,702
Series A, 6.00%, 12/01/28	2,691	2,786,699
Duke Energy Corp.
2.45%, 06/01/30(a)	5,620	5,185,885
3.15%, 08/15/27	2,597	2,560,755
3.40%, 06/15/29	3,700	3,585,781
4.30%, 03/15/28	6,156	6,147,695
4.85%, 01/05/29(a)	3,965	3,999,171
5.00%, 12/08/27(a)	2,655	2,681,117
Duke Energy Florida LLC
1.75%, 06/15/30(a)	4,014	3,606,863
2.50%, 12/01/29(a)	3,265	3,059,332
3.80%, 07/15/28	3,428	3,398,939
4.20%, 12/01/30	1,925	1,899,267
Duke Energy Ohio, Inc.
2.13%, 06/01/30	1,285	1,171,275
3.65%, 02/01/29(a)	2,121	2,083,854
Duke Energy Progress LLC
3.45%, 03/15/29	2,922	2,852,767
3.70%, 09/01/28	2,385	2,354,861
Duquesne Light Holdings, Inc.
2.53%, 10/01/30(a)(b)	2,435	2,190,334
3.62%, 08/01/27(a)(b)	1,485	1,468,347
Edison International
4.13%, 03/15/28(a)	2,885	2,842,406
4.80%, 03/15/31	3,315	3,228,233
5.00%, 05/05/28	1,075	1,077,205
5.25%, 11/15/28(a)	3,619	3,636,530
5.45%, 06/15/29(a)	2,932	2,954,821
5.75%, 06/15/27	3,034	3,057,430
6.25%, 03/15/30	3,225	3,324,956
6.95%, 11/15/29	3,230	3,390,293
EDP Finance BV, 1.71%, 01/24/28(b)	4,905	4,687,576
Electricite de France SA
4.50%, 09/21/28(b)	6,000	6,000,941
5.65%, 04/22/29(a)(b)	5,125	5,271,271
5.70%, 05/23/28(b)	8,620	8,802,146
Emera U.S. Finance LLC, 4.50%, 04/01/29	120	119,497
Enel Chile SA, 4.88%, 06/12/28	7,375	7,394,772
Enel Finance International NV
2.13%, 07/12/28(a)(b)	5,920	5,636,353
3.50%, 04/06/28(b)	6,820	6,693,456
4.13%, 09/30/28(b)	5,675	5,616,286
4.38%, 09/30/30(a)(b)	7,370	7,243,446
4.63%, 06/15/27(b)	3,620	3,632,540
4.88%, 06/14/29(a)(b)	3,890	3,915,223
5.13%, 06/26/29(a)(b)	8,802	8,906,388

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Engie Energia Chile SA, 3.40%, 01/28/30(b)	$3,210	$3,022,162
Engie SA, 5.25%, 04/10/29(a)(b)	5,555	5,652,685
Entergy Arkansas LLC, 4.00%, 06/01/28(a)	2,315	2,300,444
Entergy Corp.
1.90%, 06/15/28(a)	3,427	3,255,776
2.80%, 06/15/30	3,970	3,705,235
7.13%, 12/01/54, (5-year CMT + 2.67%)(c)	7,000	7,258,867
Entergy Louisiana LLC
1.60%, 12/15/30	2,625	2,306,173
3.12%, 09/01/27	1,978	1,952,492
3.25%, 04/01/28	2,587	2,541,324
Entergy Mississippi LLC, 2.85%, 06/01/28	2,235	2,172,645
Entergy Texas, Inc.
1.75%, 03/15/31	600	524,672
4.00%, 03/30/29	1,945	1,920,207
Evergy Kansas Central, Inc., 4.70%, 03/13/28	2,085	2,093,997
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30(a)	2,195	2,010,792
Evergy Missouri West, Inc.
4.70%, 05/21/29(b)	1,265	1,268,013
5.15%, 12/15/27(b)	1,253	1,261,471
Evergy, Inc.
2.90%, 09/15/29	5,585	5,301,417
4.25%, 03/15/29	1,630	1,615,055
6.65%, 06/01/55, (5-year CMT + 2.56%)(c)	2,520	2,574,059
Eversource Energy
2.55%, 03/15/31	1,995	1,798,727
4.45%, 12/15/30	4,550	4,479,434
4.60%, 07/01/27(a)	2,611	2,615,957
5.45%, 03/01/28	7,772	7,882,794
5.85%, 04/15/31	2,626	2,734,890
5.95%, 02/01/29(a)	4,585	4,732,689
Series M, 3.30%, 01/15/28	2,435	2,388,209
Series O, 4.25%, 04/01/29(a)	2,842	2,819,190
Series R, 1.65%, 08/15/30(a)	3,710	3,274,375
Exelon Corp.
4.05%, 04/15/30	7,235	7,078,074
5.13%, 03/15/31	3,555	3,612,473
5.15%, 03/15/28	5,620	5,688,034
5.15%, 03/15/29	4,147	4,216,217
FirstEnergy Corp.
2.65%, 03/01/30(a)	3,995	3,702,190
Series B, 2.25%, 09/01/30	3,415	3,076,520
Series B, 3.90%, 07/15/27(a)	8,185	8,133,218
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(a)(b)	1,580	1,544,964
3.60%, 06/01/29(b)	1,385	1,343,694
4.15%, 03/15/28(a)(b)	2,265	2,251,859
4.30%, 01/15/29(b)	3,125	3,104,289
4.55%, 03/15/31(b)	2,690	2,666,661
5.20%, 04/01/28(b)	2,305	2,331,237
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	2,825	2,718,622
4.55%, 01/15/30(a)	2,225	2,217,156
Florida Power & Light Co.
4.40%, 05/15/28(a)	5,267	5,286,549
4.63%, 05/15/30	2,986	3,003,766
5.05%, 04/01/28	5,864	5,949,696
5.15%, 06/15/29	4,217	4,309,594
Georgia Power Co.
4.00%, 10/01/28(a)	4,115	4,086,793
Security	Par (000)	Value
Electric (continued)
4.55%, 03/15/30	$4,235	$4,237,364
4.60%, 06/15/29	1,780	1,790,294
4.65%, 05/16/28(a)	5,014	5,043,000
4.85%, 03/15/31(a)	2,505	2,530,984
Series B, 2.65%, 09/15/29	4,045	3,824,463
Hanwha Futureproof Corp., 4.75%, 04/30/28(a)(b)	2,920	2,936,654
Hydro One, Inc., 4.75%, 05/30/31	2,910	2,920,909
Indiana Michigan Power Co., 3.85%, 05/15/28	1,105	1,094,653
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/28(a)(b)	1,205	1,191,022
Interstate Power and Light Co.
2.30%, 06/01/30	2,430	2,224,824
3.60%, 04/01/29(a)	2,040	1,995,007
4.10%, 09/26/28(a)	3,055	3,030,211
IPALCO Enterprises, Inc., 4.25%, 05/01/30(a)	2,835	2,747,819
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)(f)	5,000	4,923,425
ITC Holdings Corp.
2.95%, 05/14/30(b)	4,615	4,306,093
3.35%, 11/15/27	2,665	2,625,337
4.88%, 04/15/31(b)	2,720	2,711,657
4.95%, 09/22/27(b)	5,097	5,122,357
Jersey Central Power & Light Co.
4.15%, 01/15/29(b)	2,125	2,099,784
4.40%, 01/15/31(b)	3,600	3,547,566
4.60%, 01/15/30(b)	1,115	1,112,680
Liberty Utilities Co.
5.10%, 05/15/31(b)	4,295	4,294,648
5.58%, 01/31/29(a)(b)	3,020	3,085,242
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	2,130	1,910,977
Massachusetts Electric Co., 1.73%, 11/24/30(b)	2,600	2,277,009
MidAmerican Energy Co., 3.65%, 04/15/29	4,455	4,369,189
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	3,580	3,553,179
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	3,453	3,408,784
Mississippi Power Co., 3.95%, 03/30/28(a)	1,315	1,306,483
Monongahela Power Co., 4.45%, 08/15/29(b)	1,905	1,901,160
Narragansett Electric Co.(The)
3.40%, 04/09/30(b)	3,610	3,450,391
3.92%, 08/01/28(a)(b)	1,590	1,569,961
National Grid PLC, 5.60%, 06/12/28	4,975	5,077,634
National Grid USA, 8.00%, 11/15/30(a)	1,105	1,237,272
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,085	1,791,418
2.40%, 03/15/30	2,905	2,689,052
3.40%, 02/07/28	4,300	4,234,987
3.70%, 03/15/29	2,595	2,545,224
3.90%, 11/01/28(a)	1,929	1,903,472
3.95%, 12/10/27	1,620	1,611,963
4.12%, 09/16/27(a)	3,136	3,134,809
4.30%, 12/10/30(a)	4,660	4,594,146
4.40%, 05/11/29(a)	1,720	1,718,864
4.75%, 02/07/28	4,535	4,562,888
4.80%, 03/15/28	3,423	3,448,354
4.85%, 02/07/29	2,970	2,998,896
4.95%, 02/07/30(a)	3,295	3,340,679
5.00%, 02/07/31(a)	320	325,526
5.05%, 09/15/28	2,870	2,907,542
5.15%, 06/15/29(a)	3,231	3,299,831

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
7.13%, 09/15/53, (5-year CMT + 3.53%)(c)	$2,060	$2,137,602
Series D, 4.05%, 02/09/29	3,435	3,404,078
Series D, 4.15%, 08/25/28	4,035	4,011,825
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(c)	1,050	1,056,780
Series CC, 3.70%, 05/01/29	2,820	2,765,463
Series DD, 2.40%, 05/01/30	3,400	3,135,881
New York State Electric & Gas Corp., 5.65%, 08/15/28(a)(b)	2,200	2,250,096
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	8,510	8,095,644
2.25%, 06/01/30	12,360	11,277,646
2.75%, 11/01/29(a)	5,770	5,466,974
3.50%, 04/01/29	2,875	2,802,572
4.40%, 03/01/31(a)	3,735	3,693,817
4.63%, 07/15/27	5,893	5,915,277
4.69%, 09/01/27	10,965	11,012,596
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	2,885	2,847,799
4.85%, 02/04/28	6,065	6,115,416
4.90%, 02/28/28	7,130	7,183,091
4.90%, 03/15/29	5,205	5,267,580
5.00%, 02/28/30(a)	3,905	3,958,571
5.05%, 03/15/30(a)	6,663	6,765,972
5.65%, 05/01/79(a)(c)	2,811	2,809,746
6.38%, 08/15/55, (5-year CMT + 2.05%)(c)	7,630	7,810,564
6.70%, 09/01/54, (5-year CMT + 2.36%)(c)	5,345	5,504,821
Niagara Mohawk Power Corp.
1.96%, 06/27/30(a)(b)	3,440	3,093,482
4.28%, 12/15/28(b)	3,060	3,037,646
4.65%, 10/03/30(a)(b)	2,823	2,808,207
NorthWestern Corp., 5.07%, 03/21/30(a)(b)	2,645	2,677,046
NRG Energy, Inc.
2.45%, 12/02/27(b)	4,770	4,618,141
4.45%, 06/15/29(a)(b)	3,705	3,650,944
4.73%, 10/15/30(b)	3,795	3,737,971
4.96%, 04/30/31(b)	1,225	1,212,182
NSTAR Electric Co.
3.25%, 05/15/29	2,325	2,250,384
3.95%, 04/01/30	1,380	1,349,575
4.65%, 05/15/31	2,185	2,179,268
4.85%, 03/01/30	2,605	2,629,531
OGE Energy Corp., 5.45%, 05/15/29	2,140	2,185,818
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	25	26,104
Ohio Edison Co., 4.95%, 12/15/29(a)(b)	1,650	1,668,638
Ohio Power Co.
Series P, 2.60%, 04/01/30	2,470	2,294,846
Series Q, 1.63%, 01/15/31	3,200	2,795,800
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	1,660	1,581,029
3.30%, 03/15/30(a)	2,445	2,330,092
3.80%, 08/15/28	2,540	2,507,142
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	2,615	2,446,388
3.70%, 11/15/28(a)	3,725	3,670,983
4.30%, 05/15/28	3,360	3,358,188
4.50%, 03/15/31(b)	7,040	6,985,452
4.65%, 11/01/29	3,020	3,036,773
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,393	5,242,977
2.50%, 02/01/31	9,960	8,940,882
Security	Par (000)	Value
Electric (continued)
3.00%, 06/15/28	$4,757	$4,609,727
3.30%, 12/01/27	6,456	6,340,501
3.75%, 07/01/28(a)	5,113	5,018,593
4.20%, 03/01/29	2,436	2,402,061
4.55%, 07/01/30	19,135	18,878,980
4.65%, 08/01/28	1,767	1,763,350
5.00%, 06/04/28	4,200	4,228,657
5.45%, 06/15/27(a)	2,402	2,424,805
5.55%, 05/15/29	4,887	4,997,046
6.10%, 01/15/29	7,702	7,947,449
PacifiCorp
2.70%, 09/15/30(a)	3,215	2,955,048
3.50%, 06/15/29	2,435	2,350,966
4.25%, 03/15/29	1,820	1,801,774
4.65%, 04/15/29	3,205	3,203,238
5.10%, 02/15/29	2,835	2,867,616
5.10%, 04/15/31(a)	2,915	2,945,018
5.30%, 02/15/31	2,355	2,396,401
Palomino Funding Trust I, 7.23%, 05/17/28(b)	3,860	4,016,386
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	2,515	2,525,055
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	2,715	2,512,381
3.38%, 02/05/30(a)(b)	3,960	3,731,099
3.88%, 07/17/29(b)	3,313	3,202,056
4.75%, 02/03/31(b)	5,400	5,298,238
5.38%, 01/25/29(b)	2,155	2,175,988
5.45%, 05/21/28(a)(b)	5,590	5,659,092
Pinnacle West Capital Corp.
4.90%, 05/15/28	3,445	3,467,420
5.15%, 05/15/30	2,645	2,683,420
PPL Capital Funding, Inc., 4.13%, 04/15/30	2,820	2,763,072
Progress Energy, Inc., 7.75%, 03/01/31(a)	4,320	4,847,191
PSEG Power LLC, 5.20%, 05/15/30(b)	4,430	4,494,647
Public Service Co. of Colorado
3.70%, 06/15/28	1,770	1,748,558
4.15%, 03/13/29	3,095	3,072,611
Series 35, 1.90%, 01/15/31(a)	2,820	2,497,884
Public Service Co. of New Hampshire, 4.40%, 07/01/28(a)	1,760	1,763,124
Public Service Electric and Gas Co.
2.45%, 01/15/30(a)	1,910	1,783,206
3.20%, 05/15/29	1,924	1,865,036
3.65%, 09/01/28(a)	1,679	1,654,904
3.70%, 05/01/28	2,040	2,021,760
Series R, 4.20%, 01/01/31	2,835	2,789,980
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	3,285	2,900,434
4.90%, 03/15/30(a)	3,655	3,691,448
5.20%, 04/01/29(a)	4,195	4,266,993
5.85%, 11/15/27	3,665	3,740,874
5.88%, 10/15/28(a)	3,475	3,576,308
Puget Energy, Inc.
2.38%, 06/15/28	3,347	3,199,808
4.10%, 06/15/30(a)	2,895	2,807,304
Puget Sound Energy, Inc., 7.02%, 12/01/27(a)	1,410	1,463,579
Rochester Gas and Electric Corp., 3.10%, 06/01/27(a)(b)	1,885	1,865,198

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
San Diego Gas & Electric Co.
4.95%, 08/15/28	$3,360	$3,397,157
Series VVV, 1.70%, 10/01/30	5,010	4,448,232
Sempra
3.25%, 06/15/27	4,123	4,073,713
3.40%, 02/01/28	5,784	5,677,489
3.70%, 04/01/29(a)	3,700	3,615,691
6.38%, 04/01/56, (5-year CMT + 2.63%)(c)	3,600	3,641,515
6.63%, 04/01/55, (5-year CMT + 2.35%)(c)	1,720	1,737,835
6.88%, 10/01/54, (5-year CMT + 2.79%)(c)	6,625	6,765,298
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(c)	2,250	2,225,790
Southern California Edison Co.
2.25%, 06/01/30(a)	2,900	2,623,780
2.85%, 08/01/29(a)	3,075	2,903,923
5.15%, 06/01/29	5,580	5,636,942
5.25%, 03/15/30	5,105	5,166,207
5.30%, 03/01/28(a)	4,425	4,471,757
5.65%, 10/01/28	3,328	3,399,341
5.85%, 11/01/27	4,235	4,304,796
6.65%, 04/01/29(a)	1,950	2,029,251
Series A, 4.20%, 03/01/29(a)	2,970	2,933,104
Series B, 3.65%, 03/01/28(a)	2,335	2,296,068
Series D, 4.70%, 06/01/27	3,263	3,270,123
Southern Co.(The)
4.85%, 06/15/28	6,835	6,889,172
5.11%, 08/01/27(a)	4,658	4,695,622
5.50%, 03/15/29	6,590	6,759,513
Series 21-B, 1.75%, 03/15/28	2,090	1,997,533
Series A, 3.70%, 04/30/30	6,905	6,688,630
Southern Power Co., Series A, 4.25%, 10/01/30(a)	3,745	3,694,445
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,715	3,680,448
SP Group Treasury Pte. Ltd.
3.38%, 02/27/29(b)	4,540	4,439,463
4.63%, 11/21/29(a)(b)	1,440	1,457,160
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	4,285	4,217,785
State Grid Overseas Investment BVI Ltd., 4.25%, 05/02/28(a)(b)	5,155	5,166,283
System Energy Resources, Inc., 6.00%, 04/15/28	1,629	1,668,978
Tampa Electric Co.
2.40%, 03/15/31	520	469,796
4.90%, 03/01/29	3,245	3,278,248
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	3,050	3,079,680
Transelec SA, 3.88%, 01/12/29(b)	630	613,669
Tucson Electric Power Co., 1.50%, 08/01/30	2,285	2,013,866
Union Electric Co.
2.95%, 06/15/27	1,906	1,882,075
2.95%, 03/15/30	3,400	3,218,471
3.50%, 03/15/29	2,935	2,865,603
Virginia Electric and Power Co.
Series A, 2.88%, 07/15/29	3,254	3,110,822
Series A, 3.80%, 04/01/28	3,699	3,662,408
Vistra Operations Co. LLC
4.30%, 10/15/28(b)	2,135	2,108,227
4.30%, 07/15/29(b)	5,655	5,558,361
4.38%, 05/01/29(a)(b)	810	794,351
4.55%, 10/30/28(b)	4,930	4,909,529
Security	Par (000)	Value
Electric (continued)
4.60%, 10/15/30(b)	$3,940	$3,862,909
4.70%, 01/31/31(b)	9,095	8,936,452
5.00%, 04/30/31(b)	4,975	4,950,275
WEC Energy Group, Inc.
1.38%, 10/15/27(a)	2,568	2,468,149
1.80%, 10/15/30(a)	1,790	1,593,333
2.20%, 12/15/28(a)	3,072	2,909,725
4.75%, 01/15/28	4,355	4,375,826
5.15%, 10/01/27	1,585	1,599,208
5.63%, 05/15/56, (5-year CMT + 1.91%)(c)	3,200	3,182,396
Wisconsin Electric Power Co.
1.70%, 06/15/28	929	883,756
3.95%, 03/01/29	1,805	1,784,246
4.15%, 10/15/30(a)	3,575	3,519,680
5.00%, 05/15/29(a)	1,950	1,980,501
Wisconsin Power and Light Co.
3.00%, 07/01/29	1,954	1,876,481
3.05%, 10/15/27	1,544	1,518,351
Wisconsin Public Service Corp.
4.25%, 01/15/31	1,895	1,873,120
4.55%, 12/01/29	2,205	2,210,349
Xcel Energy, Inc.
2.60%, 12/01/29	3,615	3,380,800
3.40%, 06/01/30(a)	3,778	3,602,702
4.00%, 06/15/28	5,150	5,108,899
4.75%, 03/21/28	1,785	1,793,052
		1,415,609,454
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 3.80%, 04/03/28	1,740	1,726,092
Acuity Brands Lighting, Inc., 2.15%, 12/15/30(a)	3,375	3,020,343
Emerson Electric Co.
1.80%, 10/15/27	2,579	2,501,019
1.95%, 10/15/30	3,210	2,895,158
2.00%, 12/21/28(a)	6,350	6,012,639
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	3,215	3,225,939
		19,381,190
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	2,785	2,677,967
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	2,015	1,990,625
Amphenol Corp.
2.80%, 02/15/30	5,945	5,595,524
3.80%, 11/15/27(a)	3,935	3,911,847
3.90%, 11/15/28	3,455	3,422,811
4.13%, 11/15/30(a)	5,790	5,693,127
4.35%, 06/01/29(a)	3,460	3,464,806
4.38%, 06/12/28(a)	4,320	4,327,307
5.05%, 04/05/29(a)	2,784	2,833,326
Arrow Electronics, Inc.
3.88%, 01/12/28	2,335	2,310,822
5.15%, 08/21/29	3,690	3,728,644
Avnet, Inc.
3.00%, 05/15/31	1,700	1,540,302
6.25%, 03/15/28	2,645	2,708,803
Flex Ltd.
4.88%, 06/15/29	4,094	4,107,024
4.88%, 05/12/30	4,540	4,529,251
6.00%, 01/15/28(a)	1,685	1,719,610
Fortive Corp., 4.75%, 05/15/31	3,415	3,396,327

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Honeywell International, Inc.
1.95%, 06/01/30	$5,900	$5,348,941
2.70%, 08/15/29	5,130	4,862,473
Hubbell, Inc.
2.30%, 03/15/31	665	598,212
3.15%, 08/15/27	1,405	1,384,624
3.50%, 02/15/28(a)	2,955	2,906,001
Jabil, Inc.
3.00%, 01/15/31	3,550	3,268,905
3.60%, 01/15/30	3,240	3,107,923
3.95%, 01/12/28	2,550	2,526,492
4.20%, 02/01/29	4,195	4,142,572
5.45%, 02/01/29	1,165	1,184,301
Keysight Technologies, Inc.
3.00%, 10/30/29(a)	2,852	2,712,994
5.35%, 07/30/30	4,942	5,063,164
nVent Finance SARL, 4.55%, 04/15/28	2,910	2,900,484
TD SYNNEX Corp.
2.38%, 08/09/28	3,385	3,223,799
4.30%, 01/17/29(a)	3,600	3,564,308
Trimble, Inc., 4.90%, 06/15/28	3,515	3,521,807
Tyco Electronics Group SA
3.13%, 08/15/27(a)	2,054	2,027,460
4.50%, 02/09/31	3,765	3,742,528
4.63%, 02/01/30	3,000	3,009,145
Vontier Corp.
2.40%, 04/01/28	3,190	3,062,001
2.95%, 04/01/31(a)	3,230	2,933,344
		123,049,601
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	185	184,758
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28(a)	4,057	4,192,815
Jacobs Solutions, Inc., 4.75%, 03/03/31	4,334	4,286,300
MasTec, Inc.
4.50%, 08/15/28(a)(b)	3,280	3,247,599
5.90%, 06/15/29	3,455	3,555,119
Mexico City Airport Trust, 3.88%, 04/30/28(a)(b)	5,735	5,618,660
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	3,880	3,982,820
Vinci SA, 3.75%, 04/10/29(b)	6,268	6,135,715
		31,019,028
Entertainment — 0.1%
Flutter Treasury DAC, 6.38%, 04/29/29(a)(b)	3,680	3,733,993
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	5,600	5,077,337
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	195	180,517
3.75%, 12/01/29(a)(b)	3,425	3,260,830
3.88%, 07/15/30(a)(b)	6,385	6,056,885
		18,309,562
Environmental Control — 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28(b)	960	934,253
Republic Services, Inc.
1.45%, 02/15/31(a)	3,780	3,286,277
2.30%, 03/01/30(a)	3,600	3,328,999
3.38%, 11/15/27(a)	3,055	3,021,006
3.95%, 05/15/28(a)	4,852	4,825,239
Security	Par (000)	Value
Environmental Control (continued)
4.75%, 07/15/30(a)	$2,925	$2,952,874
4.88%, 04/01/29(a)	4,330	4,386,018
5.00%, 11/15/29	2,925	2,977,919
Veralto Corp., 5.35%, 09/18/28	4,715	4,795,190
Waste Connections, Inc.
2.60%, 02/01/30	3,740	3,514,614
3.50%, 05/01/29(a)	3,445	3,366,868
4.25%, 12/01/28(a)	2,895	2,887,904
Waste Management, Inc.
1.15%, 03/15/28(a)	3,305	3,135,251
1.50%, 03/15/31(a)	6,015	5,232,530
2.00%, 06/01/29	1,980	1,847,298
3.15%, 11/15/27	3,896	3,840,607
3.88%, 01/15/29	2,940	2,905,643
4.50%, 03/15/28	5,515	5,541,912
4.63%, 02/15/30	5,386	5,418,027
4.65%, 03/15/30(a)	4,800	4,830,445
4.88%, 02/15/29(a)	4,255	4,312,834
4.95%, 07/03/27	3,866	3,897,686
7.00%, 07/15/28	1,800	1,892,245
		83,131,639
Food — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	5,420	5,736,474
Bimbo Bakeries USA, Inc., 6.05%, 01/15/29(b)	3,035	3,120,038
Campbell's Co. (The), 4.55%, 03/21/31(a)	2,945	2,854,645
Campbell's Company/The
2.38%, 04/24/30	3,447	3,114,364
4.15%, 03/15/28	5,404	5,349,075
5.20%, 03/21/29(a)	3,690	3,725,178
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)(b)	1,335	1,241,611
Conagra Brands, Inc.
1.38%, 11/01/27	5,232	4,999,858
4.85%, 11/01/28	7,230	7,243,085
5.00%, 08/01/30(a)	2,970	2,966,692
7.00%, 10/01/28	2,840	2,975,633
8.25%, 09/15/30(a)	1,940	2,177,842
Flowers Foods, Inc., 2.40%, 03/15/31	3,315	2,855,102
General Mills, Inc.
2.88%, 04/15/30(a)	3,410	3,193,775
4.20%, 04/17/28	8,296	8,263,858
4.88%, 01/30/30(a)	5,110	5,145,009
5.50%, 10/17/28	2,532	2,589,183
Hershey Co.(The)
1.70%, 06/01/30	2,585	2,322,726
2.45%, 11/15/29	2,255	2,117,301
4.25%, 05/04/28	1,940	1,940,555
4.55%, 02/24/28	2,510	2,526,374
4.75%, 02/24/30	3,505	3,548,407
Hormel Foods Corp.
1.70%, 06/03/28	4,942	4,692,236
1.80%, 06/11/30	6,215	5,592,398
Ingredion, Inc., 2.90%, 06/01/30	4,445	4,157,060
J M Smucker Co.(The)
2.38%, 03/15/30(a)	2,065	1,907,932
3.38%, 12/15/27	2,518	2,480,159
5.90%, 11/15/28(a)	4,802	4,958,103
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/29	3,750	3,593,759

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Kellanova
2.10%, 06/01/30(a)	$4,500	$4,099,572
3.40%, 11/15/27	2,590	2,562,320
4.30%, 05/15/28(a)	3,755	3,753,881
Series B, 7.45%, 04/01/31	2,345	2,630,683
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	4,795	4,645,573
4.25%, 03/01/31	1,610	1,576,496
4.63%, 01/30/29	2,175	2,176,690
Kroger Co.(The)
1.70%, 01/15/31(a)	2,980	2,617,259
2.20%, 05/01/30	3,275	2,991,722
3.70%, 08/01/27	3,119	3,097,218
4.50%, 01/15/29	4,820	4,825,293
7.50%, 04/01/31	660	737,702
8.00%, 09/15/29(a)	565	622,524
Series B, 7.70%, 06/01/29	2,460	2,668,479
Mars, Inc.
3.20%, 04/01/30(a)(b)	3,815	3,633,953
4.55%, 04/20/28(a)(b)	6,008	6,032,512
4.60%, 03/01/28(b)	17,430	17,515,091
4.65%, 04/20/31(a)(b)	410	411,085
4.80%, 03/01/30(b)	27,290	27,485,522
McCormick & Co., Inc./MD
1.85%, 02/15/31(a)	2,300	2,021,265
2.50%, 04/15/30(a)	3,485	3,218,863
3.40%, 08/15/27	3,868	3,821,179
4.15%, 02/15/29(a)	3,065	3,037,092
Mondelez International, Inc.
1.50%, 02/04/31(a)	1,095	951,578
2.75%, 04/13/30	4,680	4,378,945
4.13%, 05/07/28	3,368	3,347,313
4.25%, 05/06/28	2,975	2,967,597
4.50%, 05/06/30	3,615	3,604,978
4.75%, 02/20/29	3,475	3,502,937
Nestle Capital Corp.
4.20%, 03/18/31(b)	5,385	5,315,784
4.65%, 03/12/29(a)(b)	3,880	3,911,706
4.75%, 03/12/31(a)(b)	2,715	2,738,554
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	5,088	4,893,737
1.25%, 09/15/30(a)(b)	7,145	6,276,653
1.50%, 09/14/28(a)(b)	4,715	4,442,014
3.63%, 09/24/28(b)	7,050	6,967,490
4.13%, 10/01/27(b)	1,515	1,515,046
4.25%, 10/01/29(a)(b)	2,530	2,522,174
4.95%, 03/14/30(b)	4,100	4,171,730
5.00%, 03/14/28(a)(b)	5,198	5,266,799
5.00%, 09/12/28(a)(b)	2,757	2,798,595
5.00%, 09/12/30(a)(b)	1,185	1,216,174
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)(b)	2,510	2,517,560
Smithfield Foods, Inc.
3.00%, 10/15/30(b)	3,385	3,086,660
5.20%, 04/01/29(a)(b)	1,755	1,766,312
Sysco Corp.
2.40%, 02/15/30	3,235	2,980,920
3.25%, 07/15/27	3,893	3,848,262
5.10%, 09/23/30	4,450	4,506,053
5.75%, 01/17/29	2,970	3,055,199
5.95%, 04/01/30	5,440	5,651,962
Security	Par (000)	Value
Food (continued)
Tyson Foods, Inc.
3.55%, 06/02/27	$6,897	$6,850,136
4.35%, 03/01/29	5,775	5,753,277
5.40%, 03/15/29(a)	3,690	3,773,901
		328,150,452
Food Service — 0.0%
Sodexo, Inc.
2.72%, 04/16/31(a)(b)	2,000	1,807,484
5.15%, 08/15/30(b)	4,390	4,433,855
		6,241,339
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,780	2,740,669
4.20%, 01/29/30(a)(b)	3,105	2,927,664
4.25%, 04/30/29(a)(b)	2,902	2,780,060
Georgia-Pacific LLC
2.30%, 04/30/30(a)(b)	5,405	4,972,000
4.40%, 06/30/28(a)(b)	3,150	3,147,491
4.40%, 05/15/29(b)	4,500	4,483,348
4.60%, 05/15/31(b)	4,680	4,648,573
7.25%, 06/01/28	1,940	2,044,390
7.75%, 11/15/29	4,360	4,818,612
8.88%, 05/15/31	430	507,594
Inversiones CMPC SA
3.00%, 04/06/31(b)	2,510	2,203,233
3.85%, 01/13/30(b)	3,110	2,911,980
Suzano Austria GmbH
2.50%, 09/15/28	2,120	2,016,193
3.75%, 01/15/31(a)	8,000	7,468,782
5.00%, 01/15/30	6,115	6,026,659
6.00%, 01/15/29	10,201	10,422,851
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,120	1,163,353
		65,283,452
Gas — 0.5%
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	5	4,985
Atmos Energy Corp.
1.50%, 01/15/31	655	572,873
2.63%, 09/15/29(a)	4,985	4,717,424
3.00%, 06/15/27(a)	2,276	2,249,714
Boston Gas Co.
3.00%, 08/01/29(b)	2,995	2,838,923
3.15%, 08/01/27(a)(b)	2,705	2,667,681
Brooklyn Union Gas Co.(The)
3.87%, 03/04/29(b)	3,660	3,584,773
4.63%, 08/05/27(a)(b)	2,140	2,140,254
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,270	2,907,602
4.00%, 04/01/28	2,390	2,372,137
5.25%, 03/01/28(a)	4,760	4,836,865
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	3,830	3,450,263
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)(b)	1,355	1,244,603
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(a)(b)	2,510	2,433,821
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	1,995	1,912,270
National Fuel Gas Co.
2.95%, 03/01/31	1,905	1,736,674
3.95%, 09/15/27	1,713	1,698,584
4.75%, 09/01/28(a)	1,945	1,943,553
4.75%, 05/15/29	3,015	3,017,499

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.50%, 03/15/30(a)	$3,525	$3,604,436
NiSource, Inc.
1.70%, 02/15/31	4,640	4,054,152
2.95%, 09/01/29	5,344	5,081,696
3.60%, 05/01/30(a)	5,535	5,330,117
4.75%, 05/18/31	2,800	2,798,490
5.20%, 07/01/29	4,986	5,073,906
5.25%, 03/30/28(a)	6,025	6,108,064
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)(c)	2,370	2,461,323
ONE Gas, Inc.
2.00%, 05/15/30(a)	2,240	2,031,697
5.10%, 04/01/29	4,950	5,033,140
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31(a)	610	552,733
3.50%, 06/01/29	5,480	5,323,828
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	3,215	2,999,209
Snam SpA, 5.00%, 05/28/30(b)	4,620	4,647,726
Southern California Gas Co., Series XX, 2.55%, 02/01/30	4,235	3,966,627
Southern Co. Gas Capital Corp.
6.05%, 09/15/56, (5-year CMT + 1.82%)(c)	2,810	2,823,041
Series 2020-A, 1.75%, 01/15/31	2,620	2,309,639
Series A, 4.05%, 09/15/28	4,125	4,098,765
Southwest Gas Corp.
2.20%, 06/15/30	2,980	2,704,225
3.70%, 04/01/28	1,389	1,368,423
5.45%, 03/23/28	2,362	2,398,070
5.80%, 12/01/27(a)	1,275	1,297,297
		122,397,102
Hand & Machine Tools — 0.0%
Kennametal, Inc., 2.80%, 03/01/31(a)	1,610	1,463,188
Stanley Black & Decker, Inc.
2.30%, 03/15/30	4,610	4,223,682
4.25%, 11/15/28	2,995	2,983,004
6.00%, 03/06/28	2,138	2,194,065
		10,863,939
Health Care - Products — 1.2%
180 Medical, Inc., 3.88%, 10/15/29(b)	2,335	2,250,900
Abbott Laboratories
1.15%, 01/30/28	3,275	3,120,453
1.40%, 06/30/30(a)	2,655	2,358,435
3.70%, 03/09/29	14,560	14,316,892
4.00%, 03/15/31(a)	16,520	16,158,713
Agilent Technologies, Inc.
2.10%, 06/04/30	3,590	3,257,071
2.30%, 03/12/31	3,620	3,245,884
2.75%, 09/15/29	3,510	3,324,543
4.20%, 09/09/27	3,005	2,998,641
Alcon Finance Corp.
2.60%, 05/27/30(b)	4,805	4,438,839
3.00%, 09/23/29(b)	6,345	6,028,672
Augusta SpinCo Corp.
4.32%, 09/23/27	3,075	3,070,715
4.40%, 03/23/29(a)	3,725	3,704,731
4.66%, 03/23/31(a)	5,050	5,021,256
Baxter International, Inc.
1.73%, 04/01/31	3,670	3,115,872
2.27%, 12/01/28(a)	7,320	6,883,468
3.95%, 04/01/30(a)	3,155	3,045,379
Security	Par (000)	Value
Health Care - Products (continued)
4.45%, 02/15/29	$1,575	$1,559,106
4.90%, 12/15/30	3,985	3,953,630
Boston Scientific Corp.
2.65%, 06/01/30	7,920	7,369,281
4.00%, 03/01/28(a)	1,555	1,551,339
4.00%, 03/01/29(a)	1,615	1,601,377
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	5,645	5,224,393
DH Europe Finance II SARL, 2.60%, 11/15/29	5,925	5,563,024
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,860	3,848,854
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	3,500	3,472,762
4.80%, 08/14/29(a)	6,525	6,568,260
4.80%, 01/15/31	3,820	3,829,723
5.65%, 11/15/27	9,595	9,764,303
5.86%, 03/15/30(a)	7,350	7,631,848
Medline Borrower LP, 3.88%, 04/01/29(b)	12,620	12,281,810
Medline Borrower LP/Medline Co-Issuer, Inc.
5.00%, 06/15/31(b)	2,920	2,916,940
6.25%, 04/01/29(b)	1,386	1,422,507
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	5,408	5,404,739
Revvity, Inc.
1.90%, 09/15/28	3,040	2,862,667
2.55%, 03/15/31	2,500	2,248,743
3.30%, 09/15/29	5,705	5,469,207
Smith & Nephew PLC, 2.03%, 10/14/30	5,580	4,970,774
Solventum Corp.
5.40%, 03/01/29	4,372	4,458,940
5.45%, 03/13/31	6,030	6,192,513
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	3,210	2,925,040
Stryker Corp.
1.95%, 06/15/30	6,190	5,602,062
3.65%, 03/07/28	3,353	3,312,868
4.25%, 09/11/29	4,825	4,793,309
4.70%, 02/10/28	3,680	3,697,879
4.85%, 12/08/28	3,660	3,701,598
4.85%, 02/10/30	4,945	4,999,382
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	4,660	4,390,674
2.60%, 10/01/29	6,295	5,942,673
4.20%, 03/01/31(a)	595	585,776
4.22%, 02/12/31	7,735	7,623,309
4.80%, 11/21/27(a)	2,949	2,973,510
4.98%, 08/10/30	3,392	3,450,022
5.00%, 01/31/29(a)	5,570	5,662,145
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30(a)	1,970	1,891,332
5.05%, 02/19/30(a)	3,430	3,479,261
5.35%, 12/01/28	3,130	3,194,422
		264,732,466
Health Care - Services — 1.9%
Adventist Health System/West
2.95%, 03/01/29(a)	1,715	1,629,212
Series 2025, 4.74%, 12/01/30(a)	2,195	2,171,365
Advocate Health & Hospitals Corp., 3.83%, 08/15/28(a)	2,540	2,516,582
Ascension Health
Series 2025, 4.08%, 11/15/28	1,090	1,083,162
Series 2025, 4.29%, 11/15/30	4,335	4,276,418
Series B, 2.53%, 11/15/29	4,070	3,814,844

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Banner Health
1.90%, 01/01/31	$1,600	$1,420,242
2.34%, 01/01/30	210	194,957
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	895	794,243
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	230	221,445
Series 2018, 4.30%, 07/01/28(a)	435	432,800
CHRISTUS Health, Series C, 4.34%, 07/01/28	595	592,256
Cigna Group(The)
2.38%, 03/15/31	9,125	8,222,444
2.40%, 03/15/30	8,470	7,834,937
3.05%, 10/15/27(a)	2,396	2,353,787
4.38%, 10/15/28	22,702	22,678,029
4.50%, 09/15/30	7,425	7,399,041
5.00%, 05/15/29	5,921	6,010,911
5.13%, 05/15/31(a)	580	591,091
CommonSpirit Health
2.78%, 10/01/30	3,000	2,766,158
3.35%, 10/01/29(a)	5,050	4,835,741
4.35%, 09/01/30	4,610	4,520,429
Elevance Health, Inc.
2.25%, 05/15/30	6,280	5,746,193
2.55%, 03/15/31(a)	5,345	4,848,451
2.88%, 09/15/29	4,824	4,575,094
3.65%, 12/01/27(a)	8,540	8,455,105
4.00%, 09/15/28	3,880	3,845,273
4.10%, 03/01/28(a)	6,740	6,701,669
4.75%, 02/15/30(a)	4,615	4,637,897
5.15%, 06/15/29	3,315	3,366,391
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 06/15/29(a)(b)	2,641	2,563,942
HCA, Inc.
3.38%, 03/15/29	2,598	2,516,096
3.50%, 09/01/30	15,590	14,813,524
4.13%, 06/15/29	11,864	11,695,544
4.30%, 11/15/30(a)	2,985	2,925,758
4.70%, 05/15/31	5,765	5,711,952
5.00%, 03/01/28	3,345	3,373,143
5.20%, 06/01/28(a)	6,112	6,192,439
5.25%, 03/01/30	5,180	5,269,372
5.45%, 04/01/31	9,480	9,692,991
5.63%, 09/01/28	8,787	8,950,307
5.88%, 02/01/29	6,175	6,339,077
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	4,835	4,384,906
5.20%, 06/15/29(b)	4,715	4,765,867
Humana, Inc.
3.13%, 08/15/29(a)	2,980	2,853,854
3.70%, 03/23/29	3,950	3,854,830
4.88%, 04/01/30(a)	3,505	3,512,970
5.38%, 04/15/31	6,135	6,231,170
5.75%, 03/01/28(a)	2,160	2,201,459
5.75%, 12/01/28	2,335	2,396,042
ICON Investments Six DAC, 5.85%, 05/08/29	4,410	4,490,006
IQVIA, Inc.
5.70%, 05/15/28	4,485	4,562,277
6.25%, 02/01/29	7,405	7,660,132
Laboratory Corp. of America Holdings
2.95%, 12/01/29	3,925	3,720,457
Security	Par (000)	Value
Health Care - Services (continued)
3.60%, 09/01/27(a)	$2,786	$2,761,776
4.35%, 04/01/30	4,270	4,221,879
PeaceHealth Obligated Group, 4.34%, 11/15/28(a)	515	511,807
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	970	905,402
Quest Diagnostics, Inc.
2.95%, 06/30/30(a)	4,770	4,470,617
4.20%, 06/30/29	3,445	3,411,289
4.60%, 12/15/27	1,873	1,882,313
4.63%, 12/15/29	3,820	3,833,314
Roche Holdings, Inc.
1.93%, 12/13/28(a)(b)	11,805	11,172,546
3.63%, 09/17/28(b)	2,265	2,234,168
4.08%, 12/02/30(b)	3,415	3,356,280
4.20%, 09/09/29(a)(b)	5,220	5,198,076
4.79%, 03/08/29(a)(b)	5,430	5,496,997
4.91%, 03/08/31(b)	4,675	4,757,063
5.34%, 11/13/28(b)	7,285	7,467,719
5.49%, 11/13/30(b)	7,790	8,106,782
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29(a)	960	939,371
SSM Health Care Corp.
4.89%, 06/01/28(a)	265	265,884
Series A, 3.82%, 06/01/27	2,495	2,479,046
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	260	248,378
UnitedHealth Group, Inc.
2.00%, 05/15/30	8,715	7,918,612
2.30%, 05/15/31	7,009	6,289,037
2.88%, 08/15/29	5,939	5,672,939
2.95%, 10/15/27	4,893	4,815,096
3.85%, 06/15/28(a)	7,296	7,239,716
3.88%, 12/15/28(a)	4,414	4,362,462
4.00%, 05/15/29	4,898	4,843,699
4.25%, 01/15/29	7,632	7,609,067
4.40%, 06/15/28(a)	3,145	3,150,119
4.65%, 01/15/31	4,360	4,371,825
4.70%, 04/15/29	1,696	1,711,751
4.80%, 01/15/30	7,647	7,728,053
4.90%, 04/15/31	5,525	5,595,031
5.25%, 02/15/28(a)	5,595	5,683,239
5.30%, 02/15/30	8,535	8,744,398
Universal Health Services, Inc.
2.65%, 10/15/30	5,450	4,925,798
4.63%, 10/15/29	3,520	3,490,747
		427,086,578
Holding Companies - Diversified — 1.5%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)(b)	3,010	2,971,471
Antares Holdings LP
3.75%, 07/15/27(b)	3,500	3,423,823
6.35%, 10/23/29(b)	2,870	2,877,266
6.50%, 02/08/29(b)	2,850	2,868,203
7.95%, 08/11/28(b)	350	362,839
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	1,955	1,933,620
5.70%, 01/23/31(a)(b)	4,020	3,955,922
5.88%, 08/30/30	3,590	3,561,001
6.90%, 04/13/29(a)	5,630	5,786,361

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Capital Corp.
2.88%, 06/15/27(a)	$2,126	$2,084,564
2.88%, 06/15/28	6,621	6,332,765
5.10%, 01/15/31	3,885	3,777,502
5.25%, 04/12/31	4,730	4,623,222
5.50%, 09/01/30(a)	5,565	5,507,588
5.55%, 01/15/30	1,535	1,528,649
5.88%, 03/01/29	5,795	5,856,983
5.95%, 07/15/29	5,500	5,562,458
Ares Strategic Income Fund
4.85%, 01/15/29(a)(b)	3,325	3,237,797
5.15%, 01/15/31(b)	2,190	2,099,931
5.45%, 09/09/28(b)	3,380	3,352,226
5.55%, 04/15/31(a)(b)	3,480	3,389,645
5.60%, 02/15/30(a)	4,732	4,661,495
5.70%, 03/15/28	5,310	5,314,068
5.80%, 09/09/30(b)	3,690	3,637,735
6.35%, 08/15/29	4,665	4,723,304
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	2,005	1,967,958
5.95%, 03/01/31	1,825	1,772,465
Barings BDC, Inc.
5.20%, 09/15/28	1,690	1,661,268
7.00%, 02/15/29(a)	1,710	1,737,247
Barings Private Credit Corp., 6.15%, 06/11/30(b)	2,485	2,430,625
Blackstone Private Credit Fund
4.00%, 01/15/29	3,925	3,756,399
4.95%, 09/26/27	1,885	1,876,596
5.05%, 09/10/30	3,610	3,467,811
5.25%, 04/01/30(a)	3,800	3,690,809
5.35%, 03/12/31	3,130	3,019,755
5.60%, 11/22/29	2,495	2,467,232
5.95%, 07/16/29	5,570	5,575,472
5.95%, 05/15/31(a)	1,375	1,357,327
6.25%, 01/25/31	2,955	2,958,863
7.30%, 11/27/28	3,650	3,782,962
Blackstone Secured Lending Fund
2.85%, 09/30/28	3,537	3,338,888
5.13%, 01/31/31(a)	2,800	2,694,037
5.25%, 09/04/29	1,980	1,952,917
5.30%, 06/30/30(a)	3,720	3,626,832
5.35%, 04/13/28	3,975	3,970,269
5.88%, 11/15/27(a)	1,830	1,844,513
5.90%, 05/21/31	3,360	3,325,748
Blue Owl Capital Corp.
2.88%, 06/11/28	4,980	4,700,439
5.95%, 03/15/29(a)	5,730	5,732,140
6.20%, 07/15/30(a)	2,835	2,834,182
6.30%, 08/15/31	1,125	1,120,335
Blue Owl Credit Income Corp.
5.80%, 03/15/30	6,700	6,523,152
5.90%, 05/23/28	105	104,242
6.60%, 09/15/29	4,865	4,900,315
6.65%, 03/15/31(a)	4,200	4,211,878
7.75%, 09/16/27	3,090	3,154,828
7.75%, 01/15/29	3,580	3,700,629
7.95%, 06/13/28(a)	5,570	5,778,286
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	3,355	3,347,637
6.13%, 01/23/31(a)	2,145	2,072,751
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.75%, 04/04/29(a)	$3,925	$3,945,031
Capital Southwest Corp., 5.95%, 09/18/30	2,560	2,545,718
Carlyle Secured Lending, Inc.
5.75%, 02/15/31(a)	1,000	963,066
6.75%, 02/18/30(a)	1,900	1,913,339
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	2,825	2,786,060
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)(b)	1,780	1,691,547
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	4,718	4,625,244
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(b)	2,820	2,686,307
Franklin BSP Capital Corp.
6.00%, 10/02/30(a)(b)	1,730	1,664,666
7.20%, 06/15/29(a)	2,295	2,347,539
Goldman Sachs BDC, Inc.
5.10%, 01/28/29(a)	1,865	1,824,532
5.65%, 09/09/30(a)	3,100	3,053,358
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28(a)	1,535	1,525,269
5.38%, 01/31/29	2,495	2,475,658
5.88%, 05/06/28(a)	2,185	2,195,359
5.88%, 01/31/31	5,455	5,412,458
6.15%, 06/16/31(b)	1,375	1,369,623
6.25%, 05/06/30(a)	4,000	4,057,627
Golub Capital BDC, Inc.
6.00%, 07/15/29	4,915	4,929,501
6.25%, 06/01/31	675	673,886
7.05%, 12/05/28	3,845	3,955,261
Golub Capital Private Credit Fund
5.45%, 08/15/28	2,810	2,785,763
5.60%, 04/15/31(b)	2,245	2,164,119
5.80%, 09/12/29(a)	3,800	3,767,203
5.88%, 05/01/30(a)	3,005	2,976,225
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	3,255	3,348,942
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	2,175	2,027,390
Main Street Capital Corp.
5.40%, 08/15/28(a)	2,345	2,336,241
6.50%, 06/04/27	1,780	1,796,693
6.95%, 03/01/29(a)	2,180	2,246,845
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30(a)	2,540	2,542,867
6.15%, 05/17/29	1,870	1,892,068
MSD Investment Corp.
6.13%, 02/05/31(b)	1,875	1,828,487
6.25%, 05/31/30(a)	2,000	1,978,152
New Mountain Finance Corp.
6.20%, 10/15/27(a)	1,605	1,612,433
6.88%, 02/01/29(a)	1,935	1,943,427
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)(b)	1,680	1,644,353
5.75%, 02/01/30	2,540	2,494,225
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	1,950	1,961,677
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	1,800	1,782,488
7.10%, 02/15/29(a)	1,870	1,904,369

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Oaktree Strategic Credit Fund
6.19%, 07/15/30	$2,620	$2,609,873
6.50%, 07/23/29(a)	2,500	2,525,760
8.40%, 11/14/28(a)	1,975	2,082,154
Sixth Street Lending Partners
5.75%, 01/15/30(a)	3,660	3,637,743
6.13%, 07/15/30	5,195	5,228,680
6.50%, 03/11/29	4,210	4,294,377
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(a)	2,575	2,555,646
6.13%, 03/01/29(a)	2,050	2,079,735
6.95%, 08/14/28	1,753	1,807,468
Trinity Capital, Inc., 7.00%, 05/21/31	65	65,407
		332,449,104
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	1,850	1,778,727
4.85%, 10/15/30	3,160	3,184,411
Lennar Corp.
4.75%, 11/29/27(a)	2,838	2,844,444
5.00%, 06/15/27	1,366	1,369,364
5.20%, 07/30/30	4,770	4,840,780
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	2,840	2,761,148
5.13%, 06/06/27	930	931,262
NVR, Inc., 3.00%, 05/15/30	5,175	4,864,828
PulteGroup, Inc., 4.25%, 03/01/31	2,500	2,441,540
Sekisui House U.S., Inc., 3.85%, 01/15/30	1,700	1,621,391
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	3,105	3,021,774
4.35%, 02/15/28	1,168	1,163,219
		30,822,888
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	2,600	2,544,756
4.40%, 03/15/29	3,115	3,039,266
LG Electronics, Inc., 5.63%, 04/24/29(b)	680	696,757
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	210	201,365
		6,482,144
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	2,685	2,481,608
4.88%, 12/06/28	3,307	3,333,509
Church & Dwight Co., Inc., 3.15%, 08/01/27	2,210	2,181,447
Clorox Co.(The)
1.80%, 05/15/30(a)	3,545	3,181,087
3.10%, 10/01/27	1,940	1,908,038
3.90%, 05/15/28	3,364	3,332,075
4.40%, 05/01/29	3,570	3,552,830
4.70%, 05/15/31	1,965	1,953,340
Kimberly-Clark Corp.
1.05%, 09/15/27(a)	2,957	2,847,864
3.10%, 03/26/30	5,155	4,912,993
3.20%, 04/25/29(a)	4,165	4,037,043
3.95%, 11/01/28	2,989	2,967,557
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	13,266	13,092,922
		49,782,313
Insurance — 4.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	620	722,640
Security	Par (000)	Value
Insurance (continued)
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(c)	$4,265	$4,277,735
Aflac, Inc., 3.60%, 04/01/30(a)	6,720	6,505,120
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	6,170	5,961,109
3.60%, 04/09/29(b)	6,134	6,030,789
3.90%, 04/06/28(b)	2,105	2,092,797
5.63%, 10/25/27(b)	3,590	3,655,317
Alleghany Corp., 3.63%, 05/15/30(a)	3,760	3,644,774
Allstate Corp.(The)
1.45%, 12/15/30	2,415	2,102,274
5.05%, 06/24/29	4,080	4,142,082
American Financial Group, Inc./OH, 5.25%, 04/02/30(a)	1,820	1,840,433
American International Group, Inc.
3.40%, 06/30/30	2,490	2,377,650
4.85%, 05/07/30(a)	3,950	3,985,243
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)(c)	1,265	1,267,434
American National Global Funding
4.63%, 12/15/28(b)	2,340	2,322,167
4.88%, 01/23/31(a)(b)	2,870	2,830,215
5.25%, 06/03/30(b)	2,420	2,422,333
5.55%, 01/28/30(a)(b)	2,215	2,248,147
American National Group, Inc.
5.00%, 06/15/27(a)	2,089	2,091,250
5.75%, 10/01/29	4,895	4,967,979
Americo Life, Inc., 3.45%, 04/15/31(a)(b)	2,000	1,782,369
AmFam Holdings, Inc., 2.81%, 03/11/31(b)	2,700	2,382,567
Aon Corp.
2.80%, 05/15/30	6,360	5,926,635
3.75%, 05/02/29	6,184	6,050,049
4.50%, 12/15/28	1,535	1,534,465
Aon North America, Inc.
5.15%, 03/01/29(a)	5,380	5,465,831
5.30%, 03/01/31	3,825	3,907,016
Arthur J Gallagher & Co.
4.60%, 12/15/27	2,975	2,981,265
4.85%, 12/15/29	5,392	5,437,197
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	2,310	2,382,452
Assurant, Inc.
3.70%, 02/22/30	2,940	2,819,732
4.90%, 03/27/28	1,225	1,228,497
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	1,930	1,991,663
Athene Global Funding
1.99%, 08/19/28(a)(b)	4,470	4,186,481
2.45%, 08/20/27(a)(b)	1,989	1,934,686
2.50%, 03/24/28(a)(b)	3,275	3,134,392
2.55%, 11/19/30(a)(b)	3,745	3,333,753
2.72%, 01/07/29(a)(b)	2,095	1,976,655
4.72%, 10/08/29(b)	3,570	3,527,302
4.83%, 05/09/28(b)	3,990	3,980,156
5.03%, 07/17/30(b)	5,015	4,973,738
5.35%, 07/09/27(b)	2,310	2,323,408
5.38%, 01/07/30(b)	4,325	4,347,534
5.58%, 01/09/29(a)(b)	6,650	6,745,072
Athene Holding Ltd.
3.50%, 01/15/31	2,795	2,623,372
4.13%, 01/12/28	4,355	4,318,704

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.15%, 04/03/30(a)	$3,165	$3,286,641
AXA SA, 8.60%, 12/15/30	2,820	3,227,081
Axis Specialty Finance LLC
3.90%, 07/15/29	1,490	1,454,909
4.90%, 01/15/40, (5-year CMT + 3.19%)(c)	2,805	2,735,250
Axis Specialty Finance PLC, 4.00%, 12/06/27	1,462	1,448,722
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	3,660	3,254,302
1.85%, 03/12/30(a)	4,095	3,757,047
Brighthouse Financial Global Funding
2.00%, 06/28/28(b)	1,645	1,541,960
5.65%, 06/10/29(a)(b)	2,550	2,567,329
Brighthouse Financial, Inc.
3.70%, 06/22/27(a)	3,886	3,829,238
5.63%, 05/15/30(a)	3,600	3,634,948
Brown & Brown, Inc.
2.38%, 03/15/31	3,395	3,012,631
4.50%, 03/15/29	1,735	1,726,115
4.70%, 06/23/28	2,830	2,835,607
4.90%, 06/23/30(a)	5,850	5,848,452
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	7,230	6,340,025
4.65%, 08/15/29(a)	5,195	5,233,882
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	1,650	1,725,112
CNA Financial Corp.
2.05%, 08/15/30	3,415	3,056,181
3.45%, 08/15/27	2,101	2,076,065
3.90%, 05/01/29	3,990	3,909,151
CNO Financial Group, Inc., 5.25%, 05/30/29	3,185	3,206,328
CNO Global Funding
2.65%, 01/06/29(a)(b)	2,005	1,903,767
4.38%, 09/08/28(b)	1,655	1,639,799
4.70%, 12/11/30(a)(b)	3,170	3,140,101
4.88%, 12/10/27(b)	2,165	2,167,248
4.95%, 09/09/29(a)(b)	3,080	3,088,399
5.88%, 06/04/27(b)	3,055	3,095,037
Constellation Global Funding, 4.85%, 10/22/30(a)(b)	1,845	1,806,977
Constellation Insurance, Inc., 6.80%, 01/24/30(a)(b)	2,590	2,591,653
Corebridge Financial, Inc.
3.85%, 04/05/29	5,830	5,698,264
6.88%, 12/15/52, (5-year CMT + 3.85%)(c)	5,624	5,706,248
Corebridge Global Funding
4.25%, 08/21/28(b)	2,665	2,645,501
4.45%, 10/02/30(a)(b)	2,800	2,755,448
4.55%, 01/09/31(a)(b)	2,845	2,802,849
4.65%, 08/20/27(b)	5,270	5,275,574
4.80%, 05/29/29(b)	1,650	1,651,723
4.85%, 06/06/30(a)(b)	5,485	5,490,485
4.90%, 01/07/28(a)(b)	2,135	2,147,186
4.90%, 12/03/29(a)(b)	3,422	3,431,718
5.20%, 01/12/29(a)(b)	2,665	2,699,562
5.20%, 06/24/29(a)(b)	3,640	3,686,983
5.90%, 09/19/28(a)(b)	3,410	3,502,189
Empower Finance 2020 LP
1.36%, 09/17/27(a)(b)	1,580	1,518,397
1.78%, 03/17/31(b)	2,680	2,333,274
Enstar Group Ltd., 4.95%, 06/01/29(a)	3,335	3,329,433
Equitable Financial Life Global Funding
1.40%, 08/27/27(a)(b)	2,831	2,722,655
Security	Par (000)	Value
Insurance (continued)
1.75%, 11/15/30(b)	$1,995	$1,742,038
1.80%, 03/08/28(b)	4,550	4,328,785
4.88%, 11/19/27(a)(b)	3,830	3,842,307
5.00%, 03/27/30(a)(b)	5,080	5,101,412
5.45%, 03/03/28(a)(b)	2,072	2,098,497
Equitable Holdings, Inc.
4.35%, 04/20/28	5,543	5,520,305
4.57%, 02/15/29(a)(b)	1,375	1,361,744
7.00%, 04/01/28(a)	730	758,832
Essent Group Ltd., 6.25%, 07/01/29	3,310	3,417,381
F&G Annuities & Life, Inc.
6.50%, 06/04/29	3,240	3,293,341
7.40%, 01/13/28(a)	2,405	2,473,029
F&G Global Funding
2.00%, 09/20/28(a)(b)	1,780	1,658,413
4.50%, 01/09/29(b)	4,775	4,690,073
4.65%, 09/08/28(b)	2,590	2,560,369
5.88%, 06/10/27(a)(b)	2,545	2,574,683
5.88%, 01/16/30(a)(b)	2,097	2,125,219
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	3,000	2,805,537
4.63%, 04/29/30(a)	3,600	3,582,457
4.85%, 04/17/28	3,085	3,097,338
Farmers Exchange Capital, 7.05%, 07/15/28(b)	930	963,348
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	2,285	2,228,216
Fidelity National Financial, Inc.
2.45%, 03/15/31	3,365	2,980,731
3.40%, 06/15/30	3,935	3,710,323
4.50%, 08/15/28	2,155	2,150,308
First American Financial Corp., 4.00%, 05/15/30(a)	2,665	2,564,346
Five Corners Funding Trust II, 2.85%, 05/15/30(a)(b)	8,670	8,074,734
Fortitude Global Funding, 4.63%, 10/06/28(a)(b)	2,310	2,287,793
Fortitude Group Holdings LLC, 6.25%, 04/01/30(a)(b)	4,985	5,105,858
FWD Group Holdings Ltd., 5.25%, 09/22/30(b)	3,115	3,110,305
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	2,215	2,074,809
4.40%, 09/23/27(a)(b)	3,280	3,269,661
4.50%, 09/18/30(b)	3,145	3,040,261
5.40%, 01/13/30(b)	2,985	2,992,748
5.50%, 01/08/29(b)	4,275	4,321,751
Global Atlantic Fin Co., 4.40%, 10/15/29(b)	3,135	3,045,287
Globe Life, Inc.
2.15%, 08/15/30	2,840	2,557,386
4.55%, 09/15/28	2,980	2,980,010
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(a)(b)	1,300	1,286,280
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	2,118	2,027,692
1.40%, 07/06/27(a)(b)	1,690	1,638,188
1.63%, 09/16/28(b)	1,215	1,142,066
4.07%, 09/05/28(a)(b)	2,020	2,004,158
4.18%, 09/26/29(a)(b)	3,440	3,405,186
4.33%, 10/06/30(a)(b)	3,945	3,894,734
4.40%, 12/11/30(b)	3,670	3,631,082
4.80%, 04/28/30(b)	4,275	4,301,943
4.81%, 06/01/31(b)	2,250	2,256,013
5.55%, 10/28/27(b)	1,912	1,944,764

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.74%, 10/02/28(a)(b)	$2,760	$2,838,989
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30	2,000	1,815,705
Hartford Insurance Group, Inc., 2.80%, 08/19/29	4,370	4,139,730
Horace Mann Educators Corp.
4.70%, 10/01/30	1,900	1,878,733
7.25%, 09/15/28	1,250	1,312,942
Jackson Financial, Inc., 5.17%, 06/08/27(a)	631	634,184
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	325	307,535
4.55%, 09/09/30(b)	3,210	3,144,116
4.60%, 10/01/29(a)(b)	4,885	4,828,333
4.70%, 06/05/28(a)(b)	1,875	1,869,792
5.25%, 04/12/28(a)(b)	2,277	2,292,590
5.35%, 01/13/30(b)	3,760	3,798,739
5.55%, 07/02/27(a)(b)	325	328,490
Kemper Corp., 2.40%, 09/30/30(a)	2,550	2,231,167
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(b)(c)	2,020	2,025,050
Liberty Mutual Group, Inc., 4.57%, 02/01/29(a)(b)	5,305	5,293,925
Lincoln Financial Global Funding
4.20%, 01/12/29(b)	1,995	1,969,102
4.63%, 05/28/28(b)	3,300	3,303,063
4.63%, 08/18/30(b)	2,330	2,306,338
4.95%, 05/21/31(b)	2,370	2,364,157
5.30%, 01/13/30(a)(b)	3,115	3,157,592
Lincoln National Corp.
2.33%, 08/15/30	4,835	4,365,516
3.05%, 01/15/30(a)	3,305	3,099,183
3.40%, 01/15/31(a)	1,645	1,542,110
3.80%, 03/01/28	1,490	1,471,602
Loews Corp., 3.20%, 05/15/30	3,720	3,535,471
Markel Group, Inc.
3.35%, 09/17/29	2,605	2,508,692
3.50%, 11/01/27	1,200	1,184,028
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	4,417	4,001,667
4.38%, 03/15/29	8,242	8,235,513
4.55%, 11/08/27	4,335	4,352,937
4.65%, 03/15/30(a)	7,025	7,036,989
MassMutual Global Funding II
1.55%, 10/09/30(b)	4,340	3,803,540
2.15%, 03/09/31(b)	300	267,126
4.00%, 01/22/29(b)	2,585	2,554,831
4.30%, 10/22/27(a)(b)	2,445	2,446,428
4.45%, 03/27/28(b)	2,963	2,969,592
4.55%, 05/07/30(b)	5,685	5,660,831
4.70%, 04/01/31(a)(b)	2,975	2,966,253
4.85%, 01/17/29(a)(b)	3,740	3,772,955
4.95%, 01/10/30(b)	2,990	3,015,999
5.05%, 12/07/27(a)(b)	4,160	4,214,468
5.05%, 06/14/28(a)(b)	3,350	3,395,604
5.15%, 05/30/29(a)(b)	2,670	2,713,157
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(b)(c)	6,165	6,180,339
Met Tower Global Funding
4.00%, 10/01/27(a)(b)	2,938	2,924,664
4.00%, 01/14/29(a)(b)	2,450	2,419,159
Security	Par (000)	Value
Insurance (continued)
4.20%, 09/16/30(a)(b)	$2,790	$2,738,115
4.80%, 01/14/28(a)(b)	3,080	3,101,199
5.25%, 04/12/29(a)(b)	2,895	2,947,327
MetLife, Inc., 4.55%, 03/23/30(a)	5,435	5,467,898
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	3,960	3,455,311
2.95%, 04/09/30(a)(b)	6,645	6,250,430
3.00%, 09/19/27(b)	3,725	3,660,827
3.05%, 06/17/29(a)(b)	3,155	3,014,790
3.30%, 03/21/29(a)(b)	2,565	2,482,229
3.85%, 04/06/28(b)	70	69,100
4.15%, 08/25/28(b)	2,670	2,655,625
4.25%, 04/13/28(b)	3,150	3,141,703
4.30%, 08/25/29(b)	3,010	2,990,423
4.35%, 01/12/31(a)(b)	4,360	4,302,541
4.40%, 06/30/27(a)(b)	2,515	2,520,830
4.85%, 01/08/29(a)(b)	4,065	4,101,945
4.90%, 01/09/30(a)(b)	3,570	3,601,376
5.05%, 06/11/27(a)(b)	3,385	3,418,385
5.05%, 01/06/28(a)(b)	2,655	2,679,936
5.40%, 09/12/28(a)(b)	3,360	3,432,378
MGIC Investment Corp., 5.25%, 08/15/28	3,150	3,149,931
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(c)(e)	3,210	3,210,687
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	1,575	1,571,769
4.55%, 01/13/31(b)	3,125	3,083,699
4.75%, 10/15/29(a)(b)	2,630	2,636,635
5.45%, 12/12/28(b)	2,495	2,542,774
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(a)(b)	3,450	3,482,634
New York Life Global Funding
1.20%, 08/07/30(b)	3,975	3,473,459
3.00%, 01/10/28(b)	3,940	3,857,489
3.90%, 10/01/27(b)	2,944	2,926,595
4.05%, 02/02/29(b)	1,875	1,855,188
4.15%, 07/25/28(b)	5,670	5,641,907
4.20%, 04/20/29(b)	4,970	4,936,791
4.25%, 01/09/31(a)(b)	4,060	3,999,449
4.40%, 12/13/27(a)(b)	715	715,603
4.40%, 04/25/28(a)(b)	3,970	3,971,310
4.60%, 12/05/29(a)(b)	3,795	3,805,222
4.60%, 06/03/30(b)	3,350	3,349,867
4.70%, 01/29/29(b)	3,597	3,619,346
4.85%, 01/09/28(b)	6,125	6,172,595
4.90%, 06/13/28(b)	5,473	5,528,752
5.00%, 06/06/29(a)(b)	3,915	3,973,744
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(b)(c)	9,360	8,362,437
3.40%, 01/23/50, (5-year CMT + 2.61%)(b)(c)	6,810	6,409,426
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(b)(c)	3,985	3,942,736
4.75%, 04/02/31(a)(b)	6,595	6,601,440
NLG Global Funding
4.35%, 09/15/30(b)	3,220	3,151,633
5.40%, 01/23/30(b)	3,670	3,735,944
NMI Holdings, Inc., 6.00%, 08/15/29	2,645	2,703,613
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	3,705	3,516,644
3.30%, 04/04/29(a)(b)	1,290	1,246,792
4.11%, 09/12/27(b)	2,538	2,531,062

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.13%, 08/25/28(a)(b)	$1,485	$1,477,562
4.30%, 01/13/31(a)(b)	3,735	3,689,228
4.35%, 09/15/27(b)	3,345	3,346,182
4.40%, 03/30/29(b)	150	149,724
4.49%, 03/21/28(a)(b)	2,165	2,171,550
4.60%, 06/03/30(a)(b)	2,655	2,657,435
4.71%, 01/10/29(a)(b)	3,025	3,045,944
4.74%, 06/30/31(b)	2,815	2,822,544
4.90%, 06/12/28(b)	4,345	4,385,677
4.96%, 01/13/30(b)	3,350	3,390,058
Pacific Life Global Funding II
1.45%, 01/20/28(a)(b)	2,395	2,283,646
1.60%, 09/21/28(a)(b)	1,075	1,007,495
4.30%, 04/27/29(b)	1,100	1,091,809
4.38%, 02/03/31(a)(b)	2,880	2,852,576
4.45%, 05/01/28(a)(b)	3,210	3,209,629
4.50%, 08/28/29(b)	3,399	3,387,234
4.85%, 02/10/30(b)	3,120	3,134,672
4.90%, 04/04/28(a)(b)	2,168	2,184,633
4.90%, 01/11/29(a)(b)	1,730	1,743,594
5.50%, 07/18/28(b)	2,532	2,584,747
PartnerRe Finance B LLC
3.70%, 07/02/29	3,780	3,669,607
4.50%, 10/01/50, (5-year CMT + 3.82%)(c)	2,550	2,456,315
Pricoa Global Funding I
4.35%, 11/25/30(a)(b)	2,755	2,718,639
4.40%, 08/27/27(b)	2,515	2,519,456
4.70%, 05/28/30(a)(b)	3,885	3,892,265
5.00%, 05/27/31(b)	3,010	3,039,524
5.10%, 05/30/28(b)	2,665	2,699,442
Principal Financial Group, Inc.
2.13%, 06/15/30	3,710	3,362,841
3.70%, 05/15/29	3,470	3,391,638
4.11%, 02/15/28(b)	2,510	2,489,303
Principal Life Global Funding II
1.50%, 08/27/30(b)	1,980	1,729,890
1.63%, 11/19/30(a)(b)	1,670	1,455,594
2.50%, 09/16/29(a)(b)	2,015	1,882,091
4.25%, 08/18/28(b)	2,105	2,091,173
4.45%, 01/13/31(a)(b)	5,010	4,932,485
4.60%, 08/19/27(a)(b)	3,194	3,202,168
4.65%, 05/18/29(b)	1,940	1,938,279
4.80%, 01/09/28(a)(b)	2,305	2,316,468
4.95%, 11/27/29(b)	3,320	3,344,660
5.10%, 01/25/29(a)(b)	3,525	3,567,848
5.50%, 06/28/28(a)(b)	1,470	1,494,797
Progressive Corp.(The)
3.20%, 03/26/30(a)	3,175	3,034,821
4.00%, 03/01/29	2,430	2,414,351
4.60%, 03/26/31(a)	3,190	3,189,834
6.63%, 03/01/29	3,085	3,271,308
Protective Life Corp.
3.40%, 01/15/30(b)	3,220	3,060,559
4.30%, 09/30/28(b)	1,995	1,979,014
4.70%, 01/15/31(b)	4,365	4,310,328
Protective Life Global Funding
1.74%, 09/21/30(b)	3,835	3,377,611
1.90%, 07/06/28(a)(b)	1,780	1,685,110
4.16%, 01/15/29(a)(b)	2,545	2,510,550
4.34%, 09/13/27(b)	1,560	1,557,290
4.71%, 07/06/27(a)(b)	1,120	1,122,860
Security	Par (000)	Value
Insurance (continued)
4.77%, 12/09/29(a)(b)	$2,305	$2,305,805
4.80%, 06/05/30(b)	4,790	4,784,620
4.83%, 04/14/31(b)	1,915	1,907,963
5.22%, 06/12/29(a)(b)	2,585	2,619,665
5.47%, 12/08/28(b)	3,120	3,182,354
5.76%, 07/05/30(a)(b)	705	728,459
Prudential Financial, Inc.
2.10%, 03/10/30(a)	3,090	2,844,993
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	4,580	4,215,486
3.88%, 03/27/28	2,333	2,315,996
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(c)	4,025	3,950,568
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(c)	5,590	5,599,251
Prudential Funding Asia PLC, 3.13%, 04/14/30	6,789	6,456,962
Reinsurance Group of America, Inc.
3.15%, 06/15/30	3,780	3,547,068
3.90%, 05/15/29	4,705	4,618,860
Reliance Standard Life Global Funding II
4.93%, 09/01/27(b)	335	335,676
5.28%, 11/07/29(b)	1,000	1,006,629
RenaissanceRe Finance, Inc., 3.45%, 07/01/27(a)	965	956,467
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	3,170	3,082,799
RGA Global Funding
2.70%, 01/18/29(a)(b)	2,745	2,606,247
4.35%, 08/25/28(b)	2,985	2,964,352
4.60%, 11/25/30(b)	2,600	2,573,829
5.10%, 05/26/31(b)	2,365	2,375,633
5.25%, 01/09/30(a)(b)	3,485	3,534,371
5.45%, 05/24/29(b)	4,115	4,198,067
5.50%, 01/11/31(b)	4,295	4,407,664
6.00%, 11/21/28(b)	2,385	2,455,563
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)(b)	2,510	2,509,498
Sammons Financial Group Global Funding
4.80%, 12/12/30(a)(b)	1,725	1,712,398
4.95%, 06/12/30(a)(b)	3,965	3,957,630
5.05%, 01/10/28(a)(b)	2,220	2,229,941
5.10%, 12/10/29(b)	3,195	3,206,817
Sammons Financial Group, Inc., 3.35%, 04/16/31(b)	2,875	2,642,830
SBL Holdings, Inc.
5.00%, 02/18/31(a)(b)	3,390	3,041,277
5.90%, 09/26/28(a)(b)	2,405	2,332,462
SiriusPoint Ltd., 7.00%, 04/05/29(a)	2,730	2,863,751
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(a)(b)(c)	3,745	3,428,731
4.00%, 09/14/77(a)(b)(c)	8,165	8,072,938
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)(c)	3,550	3,544,216
Unum Group, 4.00%, 06/15/29	3,495	3,433,206
Western-Southern Global Funding
4.25%, 01/29/29(a)(b)	3,555	3,515,356
4.50%, 07/16/28(b)	2,410	2,403,768
4.90%, 05/01/30(a)(b)	3,375	3,382,287
Willis North America, Inc.
2.95%, 09/15/29(a)	4,730	4,490,816
4.50%, 09/15/28	3,185	3,180,231
4.55%, 03/15/31	3,770	3,720,001

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.65%, 06/15/27	$3,275	$3,282,107
		1,060,409,799
Internet — 2.5%
Airbnb, Inc.
4.40%, 03/16/29	6,170	6,159,144
4.65%, 03/16/31(a)	4,955	4,954,943
Alibaba Group Holding Ltd.
2.13%, 02/09/31	255	231,115
3.40%, 12/06/27(a)	14,015	13,863,375
4.88%, 05/26/30(a)	4,315	4,398,188
Alphabet, Inc.
0.80%, 08/15/27(a)	5,135	4,949,703
1.10%, 08/15/30	11,375	10,007,631
3.70%, 02/15/29	12,890	12,722,820
3.88%, 11/15/28	6,630	6,591,952
4.00%, 05/15/30	7,570	7,482,184
4.10%, 11/15/30	16,150	15,984,202
4.10%, 02/15/31	14,475	14,280,437
Amazon.com, Inc.
1.20%, 06/03/27	5,123	4,987,389
1.50%, 06/03/30	13,200	11,815,917
1.65%, 05/12/28(a)	12,940	12,352,484
2.10%, 05/12/31	4,345	3,889,161
3.15%, 08/22/27(a)	17,431	17,258,010
3.45%, 04/13/29	8,488	8,313,401
3.85%, 03/13/28	15,625	15,559,625
3.90%, 11/20/28	14,390	14,286,349
4.00%, 03/13/29	16,585	16,462,498
4.10%, 11/20/30(a)	16,585	16,350,795
4.25%, 03/13/31	28,775	28,452,769
4.55%, 12/01/27	9,211	9,281,446
4.65%, 12/01/29	10,530	10,635,582
AppLovin Corp., 5.13%, 12/01/29	6,445	6,520,066
Baidu, Inc.
3.63%, 07/06/27(a)	3,340	3,319,471
4.38%, 03/29/28	3,005	3,001,994
4.88%, 11/14/28	200	202,179
Booking Holdings, Inc., 3.55%, 03/15/28	2,400	2,368,008
eBay, Inc.
2.60%, 05/10/31	105	94,906
2.70%, 03/11/30	6,323	5,877,711
3.60%, 06/05/27	4,242	4,211,571
4.25%, 03/06/29	3,665	3,630,834
5.95%, 11/22/27	1,218	1,244,009
Expedia Group, Inc.
2.95%, 03/15/31(a)	2,185	2,010,761
3.25%, 02/15/30(a)	9,235	8,767,488
3.80%, 02/15/28(a)	5,097	5,039,340
4.63%, 08/01/27	2,426	2,429,841
JD.com, Inc., 3.38%, 01/14/30	4,200	4,070,469
Kuaishou Technology, 4.13%, 01/22/31(b)	80	78,948
Meituan
3.05%, 10/28/30(a)(b)	7,620	7,054,808
4.50%, 04/02/28(a)(b)	5,874	5,860,343
4.63%, 10/02/29(b)	8,595	8,554,207
MercadoLibre, Inc., 3.13%, 01/14/31(a)	3,215	2,948,511
Meta Platforms, Inc.
3.50%, 08/15/27	13,839	13,751,440
4.20%, 11/15/30	21,995	21,712,642
4.30%, 08/15/29	6,608	6,615,144
4.55%, 05/15/31	18,400	18,335,291
Security	Par (000)	Value
Internet (continued)
4.60%, 05/15/28	$9,190	$9,272,505
4.80%, 05/15/30	5,720	5,804,070
Netflix, Inc.
4.88%, 04/15/28	9,007	9,110,489
4.88%, 06/15/30(b)	5,410	5,471,963
5.38%, 11/15/29(a)(b)	5,880	6,052,642
5.88%, 11/15/28	11,617	12,036,942
6.38%, 05/15/29	5,144	5,432,033
Prosus NV
3.68%, 01/21/30(b)	7,025	6,736,410
4.85%, 07/06/27(b)	1,101	1,103,221
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	10,375	9,663,973
2.88%, 04/22/31(b)	250	234,757
3.60%, 01/19/28(a)(b)	13,880	13,764,245
3.98%, 04/11/29(a)(b)	16,093	15,996,188
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	2,705	2,448,620
Uber Technologies, Inc.
4.15%, 01/15/31	6,235	6,098,312
4.30%, 01/15/30(a)	7,282	7,205,961
4.50%, 08/15/29(a)(b)	11,233	11,143,783
VeriSign, Inc., 4.75%, 07/15/27	3,042	3,038,533
Weibo Corp., 3.38%, 07/08/30(a)	6,880	6,465,009
		546,050,758
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	3,875	3,843,265
6.55%, 11/29/27	6,795	6,985,377
Nucor Corp.
2.70%, 06/01/30(a)	2,975	2,777,872
3.95%, 05/01/28	2,755	2,736,039
4.65%, 06/01/30	2,865	2,882,175
POSCO
4.50%, 08/04/27(a)(b)	832	832,448
4.50%, 01/16/31(a)(b)	2,500	2,469,668
5.75%, 01/17/28(a)(b)	5,832	5,935,645
POSCO Holdings, Inc., 5.13%, 05/07/30(b)	2,295	2,325,883
Reliance, Inc., 2.15%, 08/15/30(a)	3,155	2,846,122
Steel Dynamics, Inc.
1.65%, 10/15/27	1,962	1,891,048
3.25%, 01/15/31	2,918	2,740,943
3.45%, 04/15/30	3,650	3,495,396
4.00%, 12/15/28	3,935	3,888,237
Vale Overseas Ltd.
3.75%, 07/08/30	8,750	8,353,544
6.00%, 02/25/56, (5-year CMT + 2.43%)(b)(c)	3,000	3,008,700
		57,012,362
Leisure Time — 0.2%
Brunswick Corp/DE, 5.85%, 03/18/29(a)	2,570	2,636,358
Carnival Corp. Ltd.
4.00%, 08/01/28(a)(b)	13,030	12,796,192
7.00%, 08/15/29(b)	2,570	2,667,056
Polaris, Inc.
5.60%, 03/01/31(a)	2,415	2,409,176
6.95%, 03/15/29(a)	3,320	3,468,649
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,585	2,545,429
5.38%, 07/15/27(b)	4,840	4,857,398
5.50%, 04/01/28(b)	8,100	8,191,798

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
7.50%, 10/15/27	$1,715	$1,780,604
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	220	220,046
VOC Escrow Ltd., 5.00%, 02/15/28(b)	10	9,984
		41,582,690
Lodging — 0.4%
Choice Hotels International, Inc.
3.70%, 12/01/29	3,040	2,916,525
3.70%, 01/15/31(a)	2,600	2,452,208
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	2,020	2,008,805
5.05%, 03/30/28	2,100	2,116,857
5.25%, 06/30/29	4,015	4,077,769
5.75%, 04/23/30	2,945	3,030,888
Las Vegas Sands Corp.
3.90%, 08/08/29(a)	5,070	4,904,017
5.30%, 05/15/31(a)	2,255	2,256,555
5.63%, 06/15/28(a)	5,350	5,426,802
5.90%, 06/01/27	2,995	3,031,314
6.00%, 08/15/29	3,255	3,347,464
6.00%, 06/14/30	2,890	2,980,919
Marriott International, Inc./MD
4.20%, 07/15/27	1,050	1,049,070
4.80%, 03/15/30	2,690	2,710,729
4.88%, 05/15/29	3,375	3,408,945
4.90%, 04/15/29(a)	4,625	4,673,937
5.00%, 10/15/27(a)	5,581	5,631,733
5.55%, 10/15/28	4,095	4,193,453
Series AA, 4.65%, 12/01/28	1,663	1,667,365
Series FF, 4.63%, 06/15/30	5,879	5,867,421
Series HH, 2.85%, 04/15/31	1,585	1,455,398
Series X, 4.00%, 04/15/28	2,165	2,152,201
Sands China Ltd.
2.85%, 03/08/29(a)	3,455	3,289,968
4.38%, 06/18/30(a)	4,185	4,088,682
5.40%, 08/08/28	10,262	10,384,436
		89,123,461
Machinery — 1.4%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	3,639	3,506,125
3.60%, 08/12/27(a)	2,753	2,738,592
3.70%, 01/10/28(a)	2,030	2,019,072
3.75%, 02/23/29	3,635	3,586,734
3.95%, 11/14/28	5,845	5,806,156
4.15%, 01/08/31	2,775	2,735,385
4.38%, 08/16/29(a)	3,270	3,274,675
4.40%, 10/15/27	3,445	3,459,799
4.40%, 03/03/28	3,320	3,330,668
4.60%, 11/15/27(a)	5,110	5,146,587
4.70%, 11/15/29(a)	6,500	6,571,275
4.80%, 01/08/30(a)	1,980	2,018,834
4.85%, 02/27/29(a)	4,724	4,792,440
Series K, 4.10%, 08/15/28	3,595	3,589,709
Series L, 4.20%, 05/15/28	4,285	4,284,449
Series L, 4.30%, 05/15/29	4,100	4,099,418
Series L, 4.50%, 05/15/31	5,945	5,934,594
Caterpillar, Inc.
1.90%, 03/12/31	345	307,462
2.60%, 09/19/29(a)	3,140	2,974,109
2.60%, 04/09/30	5,115	4,802,377
Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC
4.38%, 03/07/31(a)	$2,710	$2,656,639
4.50%, 10/08/27	2,485	2,485,128
4.50%, 10/16/30(a)	2,620	2,589,625
4.55%, 04/10/28(a)	3,690	3,688,595
4.75%, 03/21/28	2,320	2,328,202
5.10%, 04/20/29	3,225	3,264,767
5.50%, 01/12/29	2,510	2,562,448
CNH Industrial NV, 3.85%, 11/15/27	2,568	2,545,406
Deere & Co.
3.10%, 04/15/30	5,035	4,800,680
5.38%, 10/16/29(a)	3,775	3,908,025
7.13%, 03/03/31	555	615,287
8.10%, 05/15/30(a)	1,980	2,248,413
Deere Funding Canada Corp., 4.15%, 10/09/30	3,485	3,432,113
Dover Corp., 2.95%, 11/04/29	2,560	2,433,366
Eaton Capital ULC, 4.45%, 05/09/30(a)	3,715	3,704,511
Flowserve Corp., 3.50%, 10/01/30	3,045	2,877,173
GE Vernova, Inc., 4.25%, 02/04/31	3,535	3,489,359
IDEX Corp.
3.00%, 05/01/30(a)	3,115	2,927,805
4.95%, 09/01/29	3,000	3,027,191
Ingersoll Rand, Inc.
5.18%, 06/15/29	5,090	5,192,510
5.20%, 06/15/27	3,570	3,598,967
5.40%, 08/14/28(a)	3,177	3,235,541
John Deere Capital Corp.
1.45%, 01/15/31	825	720,590
1.50%, 03/06/28(a)	3,505	3,348,022
2.45%, 01/09/30	3,665	3,431,364
2.80%, 09/08/27	2,688	2,646,755
2.80%, 07/18/29(a)	3,805	3,635,513
3.05%, 01/06/28	2,070	2,034,596
3.35%, 04/18/29(a)	3,640	3,552,730
3.45%, 03/07/29	2,960	2,900,224
4.15%, 09/15/27(a)	4,756	4,761,770
4.20%, 07/15/27(a)	3,866	3,872,044
4.38%, 10/15/30(a)	4,375	4,357,828
4.50%, 01/16/29	6,145	6,183,716
4.65%, 01/07/28(a)	2,560	2,577,623
4.70%, 06/10/30	5,600	5,654,643
4.75%, 01/20/28(a)	6,570	6,634,611
4.85%, 06/11/29	4,760	4,831,847
4.85%, 10/11/29(a)	2,225	2,270,306
4.90%, 06/11/27	3,612	3,643,534
4.90%, 03/03/28	3,470	3,509,227
4.90%, 03/07/31	4,230	4,295,982
4.95%, 07/14/28	9,605	9,762,459
Series I, 3.90%, 03/09/29(a)	3,055	3,023,115
Series I, 4.13%, 01/18/29	2,050	2,043,255
Series I, 4.20%, 03/10/31	3,005	2,966,053
Series I, 4.25%, 06/05/28	5,115	5,122,865
Series I, 4.38%, 04/15/31	3,115	3,091,174
Series I, 4.55%, 06/05/30(a)	5,760	5,784,220
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	3,720	3,652,354
5.65%, 10/06/27(a)(b)	1,770	1,795,508
Nordson Corp.
4.50%, 12/15/29	3,965	3,950,648
5.60%, 09/15/28	1,835	1,871,937

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Oshkosh Corp.
3.10%, 03/01/30(a)	$2,145	$2,019,447
4.60%, 05/15/28	1,495	1,495,151
Otis Worldwide Corp.
2.57%, 02/15/30	10,180	9,472,152
4.49%, 05/07/29	2,125	2,124,906
5.25%, 08/16/28	4,005	4,074,268
Regal Rexnord Corp.
6.05%, 04/15/28(a)	6,888	7,042,741
6.30%, 02/15/30	6,780	7,076,168
Rockwell Automation, Inc.
3.50%, 03/01/29	3,275	3,206,655
6.70%, 01/15/28	145	150,039
Vertiv Group Corp., 4.13%, 11/15/28(b)	4,660	4,603,500
Weir Group, Inc., 5.35%, 05/06/30(b)	5,610	5,679,216
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	7,521	7,537,709
4.90%, 05/29/30	3,005	3,034,479
Xylem, Inc./New York
1.95%, 01/30/28(a)	2,798	2,691,072
2.25%, 01/30/31(a)	2,680	2,419,174
		323,143,401
Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29(a)	6,815	6,393,594
2.88%, 10/15/27	4,289	4,210,707
3.05%, 04/15/30(a)	3,765	3,565,819
3.38%, 03/01/29	4,970	4,837,118
3.63%, 09/14/28(a)	2,847	2,809,985
4.80%, 03/15/30	3,190	3,217,066
Eaton Corp.
3.10%, 09/15/27	2,987	2,949,633
3.85%, 03/06/28	4,690	4,654,225
3.95%, 03/06/29	9,310	9,204,534
4.20%, 03/06/31	9,170	9,023,948
4.35%, 05/18/28(a)	3,225	3,230,032
Parker-Hannifin Corp.
3.25%, 06/14/29	5,587	5,401,462
4.25%, 09/15/27	6,598	6,596,771
4.50%, 09/15/29	6,050	6,065,049
Pentair Finance SARL, 4.50%, 07/01/29	2,930	2,913,581
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	7,072	6,771,702
2.15%, 03/11/31(a)(b)	3,315	2,983,322
Siemens Funding BV
4.35%, 05/26/28(b)	6,840	6,860,949
4.60%, 05/28/30(b)	7,235	7,268,384
Teledyne Technologies, Inc.
2.25%, 04/01/28	3,805	3,656,333
2.75%, 04/01/31	2,690	2,466,570
Textron, Inc.
2.45%, 03/15/31	200	180,756
3.00%, 06/01/30	1,910	1,796,627
3.38%, 03/01/28	1,789	1,753,605
3.90%, 09/17/29	2,443	2,386,922
		111,198,694
Security	Par (000)	Value
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	$7,166	$6,692,655
2.80%, 04/01/31	9,540	8,523,893
3.75%, 02/15/28	6,070	5,965,862
4.20%, 03/15/28	7,226	7,149,465
5.05%, 03/30/29	8,025	8,021,498
6.10%, 06/01/29	9,015	9,275,438
Comcast Corp.
1.50%, 02/15/31(a)	7,400	6,423,261
1.95%, 01/15/31	9,380	8,321,679
2.65%, 02/01/30	9,038	8,454,530
3.15%, 02/15/28(a)	5,958	5,851,172
3.40%, 04/01/30	10,445	10,051,370
3.55%, 05/01/28	3,692	3,640,837
4.15%, 10/15/28	20,384	20,325,936
4.25%, 10/15/30	7,790	7,696,166
4.55%, 01/15/29(a)	5,485	5,510,895
5.10%, 06/01/29(a)	3,962	4,045,422
Cox Communications, Inc.
1.80%, 10/01/30(b)	4,085	3,554,208
3.50%, 08/15/27(b)	5,559	5,489,354
5.45%, 09/15/28(b)	5,335	5,416,925
Fox Corp.
3.50%, 04/08/30	2,925	2,812,088
4.71%, 01/25/29	12,125	12,167,136
News Corp., 3.88%, 05/15/29(b)	6,475	6,278,216
TCI Communications, Inc., 7.13%, 02/15/28(a)	3,610	3,769,355
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	5,170	5,115,578
Videotron Ltd., 3.63%, 06/15/29(a)(b)	5,120	4,961,754
Walt Disney Co.(The)
2.00%, 09/01/29	10,580	9,838,074
2.20%, 01/13/28(a)	5,802	5,640,604
2.65%, 01/13/31(a)	13,197	12,231,842
3.75%, 03/14/29	7,010	6,915,807
3.80%, 03/22/30	7,590	7,435,852
4.00%, 03/14/31(a)	8,555	8,394,210
		225,971,082
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28(a)	2,735	2,730,185
Mining — 0.8%
Anglo American Capital PLC
2.63%, 09/10/30(b)	7,560	6,952,354
2.88%, 03/17/31(b)	730	670,108
3.88%, 03/16/29(a)(b)	3,360	3,301,538
4.00%, 09/11/27(b)	210	208,227
4.50%, 03/15/28(a)(b)	3,335	3,334,707
4.63%, 03/19/31(b)	3,885	3,846,003
5.63%, 04/01/30(b)	4,720	4,868,830
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,280	4,095,328
Antofagasta PLC, 2.38%, 10/14/30(a)(b)	2,785	2,513,537
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	5,668	5,710,853
5.00%, 02/21/30	5,425	5,512,545
5.10%, 09/08/28(a)	4,687	4,760,989
5.25%, 09/08/30(a)	5,570	5,712,384

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	$7,000	$6,618,041
3.15%, 01/14/30(b)	6,260	5,908,827
3.63%, 08/01/27(b)	8,766	8,659,619
3.75%, 01/15/31(b)	4,500	4,286,566
Freeport-McMoRan, Inc.
4.13%, 03/01/28	2,517	2,499,551
4.25%, 03/01/30	2,830	2,787,757
4.38%, 08/01/28	2,250	2,239,163
4.63%, 08/01/30	3,745	3,732,412
5.00%, 09/01/27(a)	2,714	2,714,859
5.25%, 09/01/29(a)	2,380	2,401,509
Glencore Funding LLC
2.50%, 09/01/30(a)(b)	6,715	6,120,635
2.85%, 04/27/31(b)	1,315	1,199,650
3.88%, 10/27/27(b)	2,018	2,001,945
4.88%, 03/12/29(b)	3,822	3,845,053
4.91%, 04/01/28(a)(b)	3,170	3,190,644
5.19%, 04/01/30(b)	5,024	5,094,931
5.37%, 04/04/29(b)	6,690	6,820,470
5.40%, 05/08/28(b)	3,080	3,123,814
6.13%, 10/06/28(a)(b)	4,410	4,553,183
6.38%, 10/06/30(b)	3,935	4,167,283
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)(b)	2,790	2,871,759
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	5,340	5,401,891
6.53%, 11/15/28(a)(b)	4,249	4,413,925
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)(b)	3,575	3,500,087
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	937	929,958
4.70%, 05/12/31(b)	2,699	2,616,042
Newmont Corp., 2.80%, 10/01/29	2,210	2,096,690
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30(a)	2,540	2,442,467
Rio Tinto Alcan, Inc., 7.25%, 03/15/31	730	808,796
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,987	5,267,193
Rio Tinto Finance USA PLC
4.50%, 03/14/28(a)	4,406	4,425,223
4.88%, 03/14/30	11,905	12,055,446
Yamana Gold, Inc., 4.63%, 12/15/27(a)	1,630	1,628,662
		181,911,454
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	4,290	4,092,743
3.28%, 12/01/28	2,923	2,803,052
4.25%, 04/01/28	3,005	2,967,094
5.10%, 03/01/30(a)	3,660	3,653,915
		13,516,804
Oil & Gas — 3.2%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(b)	6,390	6,318,260
Aker BP ASA
3.75%, 01/15/30(a)(b)	6,380	6,158,801
4.00%, 01/15/31(b)	3,370	3,247,228
5.60%, 06/13/28(b)	3,217	3,266,814
Antero Resources Corp., 5.38%, 03/01/30(b)	4,240	4,277,308
APA Corp., 4.25%, 01/15/30(a)	2,955	2,913,417
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	$5,930	$5,315,183
3.63%, 04/06/30	6,893	6,696,054
3.94%, 09/21/28	6,001	5,945,115
4.23%, 11/06/28	11,695	11,656,448
4.70%, 04/10/29	6,702	6,752,531
4.87%, 11/25/29(a)	4,435	4,497,739
4.97%, 10/17/29	3,712	3,773,527
5.02%, 11/17/27	5,895	5,961,276
BP Capital Markets PLC
3.28%, 09/19/27(a)	8,214	8,142,302
3.72%, 11/28/28	4,884	4,808,742
4.88%, (5-year CMT + 4.40%)(a)(c)(e)	13,630	13,428,311
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	3,250	3,053,608
3.85%, 06/01/27	7,120	7,090,187
5.00%, 12/15/29(a)	4,960	5,033,807
Cenovus Energy, Inc., 4.65%, 03/20/31	2,700	2,678,378
Chevron Corp., 2.24%, 05/11/30(a)	8,655	7,994,260
Chevron USA, Inc.
1.02%, 08/12/27(a)	3,583	3,461,111
3.25%, 10/15/29	2,360	2,286,675
3.85%, 01/15/28	3,289	3,273,821
3.95%, 08/13/27	2,110	2,108,268
4.05%, 08/13/28	3,550	3,538,077
4.30%, 10/15/30(a)	7,505	7,496,736
4.48%, 02/26/28	6,140	6,175,016
4.69%, 04/15/30	7,515	7,588,533
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29(a)	5,000	4,775,424
ConocoPhillips Co.
4.70%, 01/15/30	8,680	8,741,812
6.95%, 04/15/29	5,780	6,180,011
Continental Resources, Inc./OK
4.38%, 01/15/28	5,623	5,592,608
5.75%, 01/15/31(a)(b)	9,840	10,042,843
Coterra Energy, Inc., 4.38%, 03/15/29(a)	2,800	2,789,239
Devon Energy Corp.
4.50%, 01/15/30	3,390	3,375,350
5.25%, 10/15/27(a)	2,625	2,625,464
5.88%, 06/15/28	2,000	2,000,153
Diamondback Energy, Inc.
3.13%, 03/24/31(a)	3,315	3,105,284
3.50%, 12/01/29	5,437	5,273,038
5.15%, 01/30/30	5,725	5,841,475
Empresa Nacional del Petroleo, 5.25%, 11/06/29(b)	4,110	4,137,766
Eni SpA
4.25%, 05/09/29(b)	6,325	6,283,753
Series X-R, 4.75%, 09/12/28(b)	5,342	5,373,673
Eni USA, Inc., 7.30%, 11/15/27	2,495	2,594,024
EOG Resources, Inc.
4.38%, 04/15/30	4,975	4,951,847
4.40%, 07/15/28	3,315	3,318,538
4.40%, 01/15/31	5,220	5,165,081
EQT Corp.
3.63%, 05/15/31(b)	95	89,366
3.90%, 10/01/27	1,916	1,903,814
4.50%, 01/15/29	2,289	2,275,592
4.75%, 01/15/31	6,140	6,104,697
5.00%, 01/15/29	1,902	1,917,437
5.70%, 04/01/28(a)	3,263	3,330,227

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 02/01/30	$3,985	$4,253,615
7.50%, 06/01/30	3,125	3,384,756
Equinor ASA
2.38%, 05/22/30	4,200	3,885,405
3.13%, 04/06/30(a)	9,000	8,590,556
3.63%, 09/10/28	5,380	5,318,629
4.25%, 06/02/28(a)	2,875	2,878,522
4.50%, 09/03/30	3,675	3,675,819
6.50%, 12/01/28(a)(b)	3,500	3,682,330
6.80%, 01/15/28(a)	660	686,572
7.15%, 01/15/29(a)	1,550	1,652,654
7.25%, 09/23/27	1,419	1,475,362
Expand Energy Corp.
5.38%, 02/01/29	4,240	4,230,890
5.38%, 03/15/30	7,950	8,020,574
Exxon Mobil Corp.
2.44%, 08/16/29	7,505	7,111,938
2.61%, 10/15/30	12,555	11,702,022
3.48%, 03/19/30	11,720	11,373,985
GS Caltex Corp.
4.25%, 10/28/30(a)(b)	1,800	1,762,115
5.38%, 08/07/28(b)	370	376,699
Helmerich & Payne, Inc.
4.65%, 12/01/27	675	675,585
4.85%, 12/01/29(a)	2,730	2,735,105
Hess Corp., 7.88%, 10/01/29	3,025	3,346,349
HF Sinclair Corp.
4.50%, 10/01/30	1,675	1,640,155
5.00%, 02/01/28(a)	2,748	2,743,911
5.75%, 01/15/31(a)	4,360	4,465,209
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	7,560	7,663,735
Marathon Petroleum Corp.
3.80%, 04/01/28(a)	2,950	2,914,350
5.15%, 03/01/30(a)	7,090	7,213,271
Occidental Petroleum Corp.
3.50%, 08/15/29(a)	2,187	2,126,443
6.13%, 01/01/31(a)	240	250,259
6.63%, 09/01/30	6,118	6,524,547
7.50%, 05/01/31	100	111,488
8.88%, 07/15/30	5,980	6,798,279
OQ SAOC, 5.13%, 05/06/28(b)	500	500,637
Ovintiv, Inc., 8.13%, 09/15/30	2,165	2,428,741
Patterson-UTI Energy, Inc.
3.95%, 02/01/28(a)	1,885	1,878,828
5.15%, 11/15/29	2,295	2,311,478
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	5,310	5,344,320
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	3,000	2,662,572
3.10%, 01/21/30(a)(b)	3,835	3,599,268
3.10%, 08/27/30(b)	3,500	3,245,905
3.65%, 07/30/29(a)(b)	5,020	4,845,950
Petronas Capital Ltd.
3.50%, 04/21/30(b)	9,985	9,643,390
4.95%, 01/03/31(a)(b)	9,000	9,174,776
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	6,730	6,463,797
Phillips 66 Co.
2.15%, 12/15/30	5,790	5,201,132
3.15%, 12/15/29	4,320	4,118,213
3.75%, 03/01/28(a)	3,200	3,161,143
Security	Par (000)	Value
Oil & Gas (continued)
3.90%, 03/15/28	$4,352	$4,314,189
4.95%, 12/01/27(a)	3,744	3,775,984
Pioneer Natural Resources Co., 1.90%, 08/15/30	6,200	5,597,897
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	4,720	4,632,641
2.99%, 01/15/30(b)	2,385	2,253,223
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	1,342	1,343,173
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,745	1,719,145
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(b)	2,785	2,790,631
5.20%, 09/16/30(b)	6,065	6,131,922
SA Global Sukuk Ltd.
4.13%, 09/17/30(b)	8,000	7,778,223
4.25%, 10/02/29(b)	10,920	10,749,095
Santos Finance Ltd., 3.65%, 04/29/31(b)	4,425	4,142,868
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	12,300	11,052,357
3.50%, 04/16/29(a)(b)	18,275	17,656,653
4.00%, 02/02/29(b)	3,100	3,055,501
4.38%, 02/02/31(b)	8,000	7,849,541
4.75%, 06/02/30(b)	9,430	9,390,998
Shell Finance U.S., Inc.
2.38%, 11/07/29	6,384	5,983,127
2.75%, 04/06/30	8,345	7,852,190
3.88%, 11/13/28(b)	7,791	7,733,218
4.13%, 11/06/30	6,450	6,351,990
Shell International Finance BV
2.38%, 11/07/29(a)	2,705	2,533,374
2.75%, 04/06/30(a)	2,215	2,105,238
3.88%, 11/13/28	50	49,726
Sinopec Group Overseas Development 2017 Ltd., 3.25%, 09/13/27(a)(b)	7,080	6,989,511
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(b)	6,500	5,991,072
2.70%, 05/13/30(b)	740	697,545
2.95%, 08/08/29(a)(b)	1,915	1,841,987
2.95%, 11/12/29(a)(b)	5,990	5,726,862
4.25%, 09/12/28(b)	715	715,016
Suncor Energy, Inc., 7.00%, 11/15/28(a)	1,430	1,508,168
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)(b)	4,000	3,732,847
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	2,335	2,120,528
4.63%, 11/20/28(b)	810	804,723
TotalEnergies Capital International SA
2.83%, 01/10/30	8,360	7,916,286
3.46%, 02/19/29	7,265	7,117,806
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	5,695	5,657,090
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	9,175	9,063,050
Valero Energy Corp.
2.15%, 09/15/27	2,406	2,343,164
4.00%, 04/01/29	2,490	2,453,256
4.35%, 06/01/28	3,676	3,670,593
5.15%, 02/15/30(a)	4,325	4,404,522
Var Energi ASA
5.88%, 05/22/30(b)	4,480	4,628,196
7.50%, 01/15/28(b)	5,411	5,639,452
Viper Energy Partners LLC, 4.90%, 08/01/30	4,055	4,042,451

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Woodside Finance Ltd.
3.70%, 03/15/28(a)(b)	$4,360	$4,295,159
4.50%, 03/04/29(a)(b)	8,725	8,680,980
4.90%, 05/19/28	2,950	2,971,441
5.40%, 05/19/30	7,815	7,965,099
		718,397,036
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29(a)	3,730	3,578,185
3.34%, 12/15/27	7,670	7,567,146
4.05%, 03/11/29	3,295	3,264,831
4.49%, 05/01/30	2,725	2,720,647
Halliburton Co., 2.92%, 03/01/30(a)	6,002	5,650,604
NOV, Inc., 3.60%, 12/01/29(a)	4,050	3,919,977
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	4,680	4,357,570
3.90%, 05/17/28(b)	8,990	8,913,679
4.30%, 05/01/29(a)(b)	6,305	6,275,653
4.50%, 05/15/28(a)(b)	1,117	1,119,735
5.00%, 11/15/29(b)	1,190	1,208,317
Schlumberger Investment SA
2.65%, 06/26/30(a)	2,360	2,197,407
4.55%, 05/07/31	2,035	2,031,003
		52,804,754
Packaging & Containers — 0.3%
Amcor Finance USA, Inc., 4.50%, 05/15/28(a)	3,095	3,093,596
Amcor Flexibles North America, Inc.
2.63%, 06/19/30(a)	2,585	2,382,791
2.69%, 05/25/31	95	86,064
4.25%, 03/08/29(a)	4,670	4,624,228
4.80%, 03/17/28	3,900	3,920,422
5.10%, 03/17/30(a)	4,420	4,476,225
Amcor Group Finance PLC, 5.45%, 05/23/29	3,240	3,317,494
AptarGroup, Inc., 4.75%, 03/30/31	3,480	3,450,529
Berry Global, Inc., 5.50%, 04/15/28(a)	2,540	2,581,370
CCL Industries, Inc., 3.05%, 06/01/30(a)(b)	3,650	3,423,833
Packaging Corp. of America
3.00%, 12/15/29	3,195	3,034,588
3.40%, 12/15/27(a)	2,568	2,530,570
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	4,590	4,666,398
Sonoco Products Co.
3.13%, 05/01/30	2,835	2,668,969
4.60%, 09/01/29(a)	4,900	4,891,530
WestRock MWV LLC
7.95%, 02/15/31	305	343,786
8.20%, 01/15/30	2,970	3,307,316
WRKCo, Inc.
3.90%, 06/01/28	2,020	1,996,375
4.00%, 03/15/28	3,545	3,517,349
4.90%, 03/15/29	5,425	5,463,934
		63,777,367
Pharmaceuticals — 3.5%
AbbVie, Inc.
3.20%, 11/21/29	31,865	30,599,618
3.78%, 03/03/28	8,110	8,043,389
4.13%, 03/15/31	8,065	7,918,104
4.25%, 11/14/28	10,021	10,018,880
4.65%, 03/15/28	7,005	7,052,674
4.80%, 03/15/29	14,099	14,258,425
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/15/30	$6,285	$6,377,174
4.95%, 03/15/31	11,085	11,280,368
Astrazeneca Finance LLC
1.75%, 05/28/28(a)	7,399	7,062,817
2.25%, 05/28/31	610	548,752
4.00%, 03/02/31	4,235	4,147,121
4.85%, 02/26/29(a)	7,052	7,149,039
4.88%, 03/03/28	5,965	6,036,052
4.90%, 03/03/30(a)	4,100	4,167,683
4.90%, 02/26/31	5,660	5,751,502
AstraZeneca PLC
1.38%, 08/06/30	7,820	6,913,953
3.13%, 06/12/27	3,022	2,998,194
4.00%, 01/17/29	5,370	5,337,571
Bayer Corp., 6.65%, 02/15/28(a)(b)	2,555	2,638,139
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	20,039	19,866,838
Bayer U.S. Finance LLC
6.25%, 01/21/29(a)(b)	5,965	6,179,598
6.38%, 11/21/30(b)	7,435	7,832,778
Becton Dickinson & Co.
1.96%, 02/11/31	4,775	4,224,829
2.82%, 05/20/30	5,250	4,906,654
3.70%, 06/06/27(a)	9,654	9,595,622
4.69%, 02/13/28(a)	4,258	4,279,412
4.87%, 02/08/29(a)	3,825	3,857,125
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,145	4,937,295
1.45%, 11/13/30(a)	8,845	7,771,449
3.40%, 07/26/29	9,605	9,332,141
3.45%, 11/15/27(a)	2,905	2,876,999
3.90%, 02/20/28(a)	50	49,811
4.90%, 02/22/29(a)	930	947,249
5.10%, 02/22/31	7,370	7,537,712
5.75%, 02/01/31(a)	4,970	5,212,340
Cardinal Health, Inc.
3.41%, 06/15/27	5,692	5,638,768
4.50%, 09/15/30	3,890	3,858,653
5.00%, 11/15/29(a)	5,180	5,244,940
5.13%, 02/15/29	3,990	4,050,787
Cencora, Inc.
2.70%, 03/15/31	6,325	5,776,645
2.80%, 05/15/30(a)	2,770	2,586,574
3.45%, 12/15/27	4,035	3,980,360
3.95%, 02/13/29(a)	2,895	2,852,733
4.25%, 11/15/30(a)	2,870	2,818,421
4.63%, 12/15/27(a)	2,705	2,717,224
4.85%, 12/15/29	4,160	4,194,773
CVS Health Corp.
1.30%, 08/21/27	12,376	11,924,515
1.75%, 08/21/30	7,200	6,376,317
1.88%, 02/28/31	5,095	4,476,420
3.25%, 08/15/29	11,280	10,826,116
3.75%, 04/01/30	9,700	9,397,742
4.30%, 03/25/28(a)	28,381	28,291,835
5.00%, 01/30/29	5,815	5,882,432
5.13%, 02/21/30	10,050	10,195,719
5.25%, 01/30/31(a)	4,173	4,258,353
5.40%, 06/01/29(a)	5,700	5,828,098
6.25%, 06/01/27	1,377	1,403,505
Eli Lilly & Co.
3.38%, 03/15/29(a)	5,210	5,096,940

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 10/15/28	$5,480	$5,468,913
4.15%, 08/14/27	3,749	3,752,986
4.15%, 05/20/29	2,310	2,306,288
4.20%, 08/14/29	6,320	6,310,852
4.25%, 03/15/31(a)	4,610	4,582,996
4.38%, 05/20/31(a)	7,500	7,461,651
4.50%, 02/09/29(a)	5,533	5,579,075
4.55%, 02/12/28(a)	5,455	5,491,352
4.75%, 02/12/30	7,110	7,214,347
EMD Finance LLC
4.13%, 08/15/28(b)	4,505	4,469,695
4.38%, 10/15/30(b)	6,610	6,528,281
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	6,545	6,375,941
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	10,041	9,985,286
4.50%, 04/15/30	5,425	5,444,094
Johnson & Johnson
0.95%, 09/01/27	7,700	7,416,881
1.30%, 09/01/30	9,655	8,567,000
2.90%, 01/15/28(a)	7,962	7,827,375
4.55%, 03/01/28(a)	3,165	3,190,549
4.70%, 03/01/30	5,075	5,157,797
4.80%, 06/01/29	5,740	5,852,220
6.95%, 09/01/29	3,870	4,195,299
McKesson Corp.
3.95%, 02/16/28	1,628	1,617,716
4.25%, 09/15/29(a)	3,704	3,682,980
4.65%, 05/30/30	4,085	4,097,499
4.90%, 07/15/28(a)	2,545	2,577,560
Merck & Co., Inc.
1.45%, 06/24/30	7,340	6,531,229
1.70%, 06/10/27	7,596	7,425,418
1.90%, 12/10/28	4,355	4,117,755
3.40%, 03/07/29	10,572	10,328,315
3.85%, 09/15/27	3,155	3,147,261
3.85%, 03/15/29(a)	4,115	4,073,751
4.05%, 05/17/28(a)	2,354	2,349,973
4.15%, 09/15/30(a)	4,540	4,499,637
4.15%, 03/15/31	5,815	5,721,139
4.30%, 05/22/28(a)	6,975	6,994,686
4.30%, 05/17/30	5,119	5,098,514
4.65%, 05/22/31	2,870	2,883,983
Merck Sharp & Dohme Corp.
5.95%, 12/01/28(a)	2,930	3,050,294
6.40%, 03/01/28	1,885	1,949,414
Mylan, Inc., 4.55%, 04/15/28	4,350	4,330,132
Novartis Capital Corp.
2.20%, 08/14/30	9,651	8,825,857
3.80%, 09/18/29	6,645	6,533,766
3.90%, 11/05/28	4,585	4,552,631
4.10%, 03/16/29(a)	5,890	5,858,348
4.10%, 11/05/30	11,315	11,134,200
4.40%, 03/18/31	8,075	8,034,704
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	24,242	24,311,575
4.65%, 05/19/30(a)	17,878	17,975,302
Pfizer, Inc.
1.70%, 05/28/30(a)	6,250	5,625,237
2.63%, 04/01/30	6,870	6,433,443
3.45%, 03/15/29	10,230	10,012,357
Security	Par (000)	Value
Pharmaceuticals (continued)
3.60%, 09/15/28(a)	$4,420	$4,365,469
3.88%, 11/15/27	2,265	2,258,012
4.20%, 11/15/30	5,125	5,077,956
Sanofi SA
3.63%, 06/19/28(a)	5,810	5,750,654
3.75%, 11/03/27(a)	1,760	1,751,962
3.80%, 11/03/28	2,465	2,440,572
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	14,935	13,591,824
5.00%, 11/26/28	10,037	10,143,904
Viatris, Inc.
2.30%, 06/22/27	4,212	4,109,890
2.70%, 06/22/30	8,400	7,682,048
Zoetis, Inc.
2.00%, 05/15/30	4,553	4,119,770
3.00%, 09/12/27(a)	3,930	3,866,905
3.90%, 08/20/28(a)	3,184	3,145,612
4.15%, 08/17/28(a)	4,770	4,743,380
		785,386,689
Pipelines — 2.7%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	5,805	5,611,282
Boardwalk Pipelines LP
3.40%, 02/15/31	2,410	2,257,727
4.45%, 07/15/27	2,745	2,741,106
4.80%, 05/03/29	3,640	3,650,394
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	6,560	6,370,270
5.13%, 06/30/27	6,574	6,601,464
Cheniere Energy Partners LP
4.00%, 03/01/31	5,300	5,112,731
4.50%, 10/01/29	16,550	16,473,675
Cheniere Energy, Inc., 4.63%, 10/15/28	9,817	9,811,996
Colonial Enterprises, Inc., 3.25%, 05/15/30(b)	3,305	3,098,155
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	4,462	4,587,834
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	4,280	4,458,999
DCP Midstream Operating LP
5.13%, 05/15/29	3,915	3,971,415
5.63%, 07/15/27	2,718	2,746,271
8.13%, 08/16/30(a)	1,005	1,136,661
DT Midstream, Inc., 4.13%, 06/15/29(b)	7,730	7,581,169
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29(a)	3,040	2,877,252
Enbridge, Inc.
3.13%, 11/15/29(a)	6,775	6,462,029
3.70%, 07/15/27(a)	2,934	2,913,694
4.20%, 11/20/28(a)	2,900	2,880,347
4.50%, 02/15/31	3,865	3,824,488
4.60%, 06/20/28	2,805	2,814,500
4.85%, 03/27/31	5,990	6,010,058
4.90%, 06/20/30(a)	3,695	3,723,542
5.30%, 04/05/29	4,710	4,802,580
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(c)	5,423	5,409,613
6.00%, 11/15/28	4,515	4,670,787
6.20%, 11/15/30	4,075	4,304,787
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(c)	4,855	4,890,388
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)(c)	2,630	2,781,683

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.38%, 01/15/83, (5-year CMT + 3.71%)(c)	$2,590	$2,656,268
8.25%, 01/15/84, (5-year CMT + 3.79%)(c)	2,775	2,933,314
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(c)	5,320	5,366,874
Energy Transfer LP
3.75%, 05/15/30	8,260	7,980,269
4.00%, 10/01/27	3,199	3,185,308
4.15%, 09/15/29(a)	3,497	3,449,614
4.55%, 01/15/31	6,380	6,321,365
4.95%, 05/15/28	4,596	4,631,857
4.95%, 06/15/28	6,534	6,586,344
5.20%, 04/01/30	3,750	3,822,231
5.25%, 04/15/29	8,755	8,908,155
5.25%, 07/01/29	6,052	6,165,625
5.50%, 06/01/27	4,037	4,072,265
5.55%, 02/15/28(a)	5,510	5,603,548
6.00%, 02/01/29(a)(b)	3,188	3,217,322
6.10%, 12/01/28	2,981	3,088,043
6.40%, 12/01/30	5,950	6,339,180
7.38%, 02/01/31(b)	210	217,627
8.25%, 11/15/29(a)	1,510	1,672,961
Enterprise Products Operating LLC
2.80%, 01/31/30	7,430	7,003,262
3.13%, 07/31/29	7,453	7,172,841
4.15%, 10/16/28(a)	4,376	4,364,814
4.30%, 06/20/28	5,960	5,956,309
4.60%, 01/15/31	9,160	9,155,914
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(c)	3,410	3,403,191
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(c)	6,065	6,056,747
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	3,085	2,837,218
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	98	95,301
GNL Quintero SA, 4.63%, 07/31/29(b)	1,623	1,619,438
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	2,330	2,290,243
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	955	1,062,161
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	2,850	2,529,888
4.30%, 03/01/28(a)	7,204	7,201,845
5.00%, 02/01/29(a)	7,445	7,543,322
5.10%, 08/01/29	2,625	2,666,874
5.15%, 06/01/30	8,435	8,614,149
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(a)(b)	4,613	4,582,220
MPLX LP
2.65%, 08/15/30	9,315	8,602,924
4.00%, 03/15/28	6,933	6,880,764
4.25%, 12/01/27(a)	4,157	4,147,519
4.80%, 02/15/29	4,343	4,368,675
4.80%, 02/15/31	5,780	5,776,384
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	3,795	3,808,906
ONEOK, Inc.
3.10%, 03/15/30	5,500	5,199,391
3.25%, 06/01/30	3,910	3,697,868
3.40%, 09/01/29	4,277	4,111,750
4.00%, 07/13/27(a)	3,186	3,174,486
4.25%, 09/24/27(a)	4,230	4,220,722
4.35%, 03/15/29	3,600	3,577,132
Security	Par (000)	Value
Pipelines (continued)
4.40%, 10/15/29	$3,685	$3,660,135
4.55%, 07/15/28	5,376	5,376,891
5.38%, 06/01/29	2,835	2,884,175
5.63%, 01/15/28(a)(b)	4,529	4,585,783
5.65%, 11/01/28	4,172	4,271,259
5.80%, 11/01/30	3,715	3,854,066
6.35%, 01/15/31	3,090	3,273,271
6.50%, 09/01/30(b)	5,215	5,510,176
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	1,957	1,970,874
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	6,465	6,244,406
3.80%, 09/15/30(a)	4,925	4,737,426
4.70%, 01/15/31	5,965	5,932,905
Sabal Trail Transmission LLC, 4.25%, 05/01/28(a)(b)	2,780	2,753,401
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	7,640	7,610,933
4.50%, 05/15/30	12,325	12,247,028
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(a)	3,795	3,809,104
5.03%, 10/01/29	6,574	6,617,512
Targa Resources Corp.
4.35%, 01/15/29	3,780	3,765,114
4.35%, 04/15/31(a)	1,770	1,733,853
4.90%, 09/15/30	5,265	5,299,956
5.20%, 07/01/27	4,181	4,214,701
6.15%, 03/01/29(a)	6,405	6,664,113
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	7,035	7,029,322
5.00%, 01/15/28(a)	4,159	4,159,444
5.50%, 03/01/30(a)	6,380	6,458,752
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(a)(b)	5,805	5,447,034
7.00%, 10/15/28	2,680	2,826,472
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	2,411	2,369,781
TransCanada PipeLines Ltd.
4.10%, 04/15/30	7,345	7,200,257
4.25%, 05/15/28	8,352	8,317,736
7.00%, 06/01/65, (5-year CMT + 2.61%)(c)	3,860	3,976,487
Transcanada Trust, 5.50%, 09/15/79, (3-mo. CME Term SOFR + 4.42%)(c)	5,875	5,845,589
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	4,195	3,983,121
4.00%, 03/15/28	2,275	2,256,836
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	238	236,682
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	2,975	2,969,481
Valero Energy Partners LP, 4.50%, 03/15/28(a)	2,965	2,965,272
Western Midstream Operating LP
4.05%, 02/01/30	6,560	6,379,202
4.50%, 03/01/28	2,096	2,093,472
4.75%, 08/15/28(a)	2,012	2,014,062
4.80%, 03/01/31	3,735	3,708,950
6.35%, 01/15/29(a)	3,750	3,896,715
7.25%, 04/01/30(b)	855	900,400
Whistler Pipeline LLC, 5.40%, 09/30/29(a)(b)	3,030	3,090,147

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Williams Companies, Inc.(The)
2.60%, 03/15/31	$7,315	$6,634,022
3.50%, 11/15/30(a)	6,700	6,376,273
3.75%, 06/15/27	8,177	8,136,492
4.63%, 06/30/30	5,510	5,505,342
4.80%, 11/15/29	2,750	2,771,863
4.90%, 03/15/29	5,970	6,026,722
5.30%, 08/15/28	5,532	5,632,374
Series A, 7.50%, 01/15/31(a)	1,045	1,162,978
		609,905,687
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	3,000	2,767,526
4.87%, 02/15/29(b)	4,412	4,425,241
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	3,080	2,963,213
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	5,237	5,072,335
		15,228,315
Real Estate — 0.1%
CBRE Services, Inc.
2.50%, 04/01/31	2,110	1,899,767
4.80%, 06/15/30	3,595	3,604,512
5.50%, 04/01/29(a)	2,460	2,519,377
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(b)	1,900	1,734,375
CoStar Group, Inc., 2.80%, 07/15/30(b)	5,770	5,263,833
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,945	2,042,904
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	595	590,331
3.95%, 01/24/29(a)(b)	685	673,173
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	1,075	1,060,454
		19,388,726
Real Estate Investment Trusts — 3.5%
Agree LP
2.00%, 06/15/28	2,397	2,283,200
2.90%, 10/01/30	1,790	1,666,129
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29(a)	2,775	2,590,284
3.95%, 01/15/28	2,553	2,528,830
4.50%, 07/30/29	1,690	1,672,946
4.70%, 07/01/30(a)	2,800	2,780,973
4.90%, 12/15/30(a)	4,585	4,591,434
American Assets Trust LP, 3.38%, 02/01/31(a)	3,075	2,794,176
American Homes 4 Rent LP
4.25%, 02/15/28	3,130	3,111,288
4.90%, 02/15/29	2,675	2,689,948
4.95%, 06/15/30	3,820	3,837,144
American Tower Corp.
1.50%, 01/31/28	4,220	4,020,007
1.88%, 10/15/30	5,430	4,827,617
2.10%, 06/15/30	2,865	2,594,559
2.70%, 04/15/31	3,135	2,855,248
2.90%, 01/15/30	4,876	4,590,351
3.55%, 07/15/27	4,122	4,089,593
3.60%, 01/15/28(a)	4,087	4,032,059
3.80%, 08/15/29(a)	9,738	9,518,820
3.95%, 03/15/29	3,664	3,606,245
4.90%, 03/15/30	4,775	4,818,569
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 01/31/30	$3,555	$3,595,427
5.20%, 02/15/29	4,035	4,099,796
5.25%, 07/15/28	3,197	3,244,654
5.50%, 03/15/28	3,426	3,484,489
5.80%, 11/15/28	4,780	4,913,649
AvalonBay Communities, Inc.
1.90%, 12/01/28	2,898	2,727,470
2.30%, 03/01/30	4,334	4,003,913
2.45%, 01/15/31	3,211	2,925,122
3.20%, 01/15/28	2,520	2,474,117
3.30%, 06/01/29	1,790	1,730,267
4.35%, 12/01/30	2,700	2,675,003
Boston Properties LP
2.90%, 03/15/30	3,550	3,310,764
3.25%, 01/30/31(a)	7,282	6,764,008
3.40%, 06/21/29	5,295	5,091,457
4.50%, 12/01/28	6,195	6,177,806
6.75%, 12/01/27(a)	4,215	4,342,277
Brixmor Operating Partnership LP
2.25%, 04/01/28(a)	2,260	2,170,599
4.05%, 07/01/30	4,805	4,677,744
4.13%, 05/15/29	4,875	4,810,572
Camden Property Trust
2.80%, 05/15/30(a)	4,025	3,763,180
3.15%, 07/01/29(a)	4,290	4,118,120
4.10%, 10/15/28(a)	3,075	3,058,713
COPT Defense Properties LP
2.00%, 01/15/29	2,990	2,798,351
2.75%, 04/15/31	265	240,442
4.50%, 10/15/30	2,240	2,200,570
Cousins Properties LP, 5.25%, 07/15/30	3,395	3,436,877
Crown Castle, Inc.
2.10%, 04/01/31	685	602,253
2.25%, 01/15/31	6,355	5,661,758
3.10%, 11/15/29	3,185	3,023,217
3.30%, 07/01/30	4,205	3,970,124
3.65%, 09/01/27	5,172	5,122,811
3.80%, 02/15/28	6,101	6,026,191
4.30%, 02/15/29	4,018	3,984,409
4.80%, 09/01/28	3,500	3,517,925
4.90%, 09/01/29	3,190	3,208,688
5.00%, 01/11/28(a)	5,560	5,602,834
5.60%, 06/01/29	4,934	5,057,577
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	720	702,896
CubeSmart LP
2.00%, 02/15/31(a)	2,415	2,129,908
2.25%, 12/15/28(a)	3,490	3,300,933
3.00%, 02/15/30	2,600	2,447,238
4.38%, 02/15/29	2,075	2,060,913
Digital Realty Trust LP
3.60%, 07/01/29	5,465	5,310,264
3.70%, 08/15/27	5,219	5,173,502
4.45%, 07/15/28	4,415	4,408,558
5.55%, 01/15/28	5,555	5,647,801
DOC DR LLC, 3.95%, 01/15/28	1,817	1,800,042
EPR Properties
3.75%, 08/15/29	2,390	2,306,220
4.50%, 06/01/27(a)	2,595	2,592,667
4.75%, 11/15/30	2,750	2,696,382
4.95%, 04/15/28	2,205	2,207,148

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	$4,915	$4,827,358
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	6,760	6,697,747
Equinix, Inc.
1.55%, 03/15/28	3,272	3,110,375
1.80%, 07/15/27	2,650	2,578,228
2.00%, 05/15/28	1,737	1,657,772
2.15%, 07/15/30	5,750	5,187,931
2.50%, 05/15/31	695	623,503
3.20%, 11/18/29	7,555	7,213,057
ERP Operating LP
2.50%, 02/15/30(a)	3,900	3,626,818
3.00%, 07/01/29	3,590	3,437,273
3.25%, 08/01/27	2,115	2,091,220
3.50%, 03/01/28(a)	2,680	2,638,837
4.15%, 12/01/28	3,048	3,029,248
Essex Portfolio LP
1.65%, 01/15/31	1,940	1,687,451
1.70%, 03/01/28	2,780	2,649,160
3.00%, 01/15/30	3,535	3,338,943
4.00%, 03/01/29(a)	3,495	3,443,583
Extra Space Storage LP
2.20%, 10/15/30	1,975	1,774,498
3.88%, 12/15/27	2,660	2,637,986
3.90%, 04/01/29	2,720	2,671,309
4.00%, 06/15/29	1,495	1,469,234
5.50%, 07/01/30	5,880	6,030,152
5.70%, 04/01/28	4,555	4,646,503
5.90%, 01/15/31	3,125	3,254,520
Federal Realty OP LP
3.20%, 06/15/29	3,030	2,907,077
3.25%, 07/15/27	1,989	1,963,629
3.50%, 06/01/30	3,160	3,013,769
5.38%, 05/01/28(a)	2,630	2,669,039
First Industrial LP, 5.25%, 01/15/31(a)	2,620	2,651,111
Global Net Lease, Inc., 4.50%, 09/30/28(b)	3,075	3,005,770
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)(b)	300	293,557
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	4,315	4,152,132
4.00%, 01/15/31	4,000	3,782,766
5.30%, 01/15/29	4,030	4,054,470
5.75%, 06/01/28(a)	2,260	2,291,577
Healthcare Realty Holdings LP
2.00%, 03/15/31(a)	3,920	3,434,616
2.05%, 03/15/31	1,700	1,480,452
2.40%, 03/15/30(a)	1,790	1,636,468
3.10%, 02/15/30	4,100	3,862,370
3.63%, 01/15/28	1,735	1,705,065
3.75%, 07/01/27	2,916	2,894,055
Healthpeak OP LLC
2.13%, 12/01/28(a)	3,160	2,983,587
2.88%, 01/15/31	3,145	2,893,514
3.00%, 01/15/30	4,305	4,061,342
3.50%, 07/15/29	4,640	4,484,188
Highwoods Realty LP
3.05%, 02/15/30(a)	2,150	1,999,200
4.13%, 03/15/28(a)	1,980	1,953,585
4.20%, 04/15/29	2,025	1,984,426
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
4.25%, 12/15/28	$1,245	$1,234,711
Series H, 3.38%, 12/15/29	4,110	3,911,725
Series I, 3.50%, 09/15/30	4,505	4,250,225
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	4,044	3,830,724
5.45%, 08/15/30(a)	2,825	2,873,774
Kilroy Realty LP
3.05%, 02/15/30	2,820	2,596,350
4.25%, 08/15/29	2,480	2,403,450
4.75%, 12/15/28	2,280	2,260,622
Kimco Realty OP LLC
1.90%, 03/01/28	2,585	2,481,820
2.70%, 10/01/30	2,300	2,141,567
Kite Realty Group Trust, 4.75%, 09/15/30	2,070	2,072,193
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(a)(b)	3,625	3,547,839
5.50%, 08/01/30(a)	3,410	3,450,422
Lineage OP LP, 5.25%, 07/15/30(a)	2,975	2,987,051
LXP Industrial Trust, 2.70%, 09/15/30	2,560	2,334,177
Mid-America Apartments LP
1.70%, 02/15/31	660	578,704
2.75%, 03/15/30(a)	1,870	1,755,925
3.60%, 06/01/27	3,220	3,201,383
3.95%, 03/15/29	4,995	4,927,087
4.20%, 06/15/28	2,020	2,012,374
National Health Investors, Inc., 3.00%, 02/01/31	2,200	1,993,618
NNN REIT, Inc.
2.50%, 04/15/30(a)	2,460	2,273,608
3.50%, 10/15/27	2,140	2,113,563
4.30%, 10/15/28	3,060	3,048,016
4.60%, 02/15/31(a)	3,020	2,996,340
Omega Healthcare Investors, Inc.
3.38%, 02/01/31(a)	4,045	3,757,165
3.63%, 10/01/29	2,845	2,734,102
4.75%, 01/15/28	2,980	2,984,385
5.20%, 07/01/30	3,770	3,794,325
Piedmont Operating Partnership LP
3.15%, 08/15/30	1,700	1,552,459
6.88%, 07/15/29	930	977,602
Prologis LP
1.25%, 10/15/30	3,905	3,403,514
1.63%, 03/15/31(a)	265	231,720
1.75%, 07/01/30(a)	2,510	2,248,430
1.75%, 02/01/31	2,195	1,930,969
2.25%, 04/15/30	5,960	5,485,483
2.88%, 11/15/29	2,095	1,989,839
3.38%, 12/15/27	2,115	2,087,880
3.88%, 09/15/28	2,135	2,113,583
4.00%, 09/15/28	2,345	2,327,101
4.25%, 06/15/31(a)	2,515	2,472,110
4.38%, 02/01/29(a)	2,660	2,659,845
4.75%, 01/15/31(a)	3,030	3,054,378
4.88%, 06/15/28(a)	5,195	5,249,352
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(a)(b)	3,380	3,306,788
5.25%, 04/01/29(a)(b)	3,485	3,547,137
Public Storage Operating Co.
1.85%, 05/01/28(a)	4,515	4,316,724

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.95%, 11/09/28	$3,500	$3,305,208
2.30%, 05/01/31	440	395,625
3.09%, 09/15/27	2,211	2,180,808
3.39%, 05/01/29(a)	3,460	3,369,570
4.38%, 07/01/30	3,260	3,243,016
5.13%, 01/15/29(a)	3,121	3,184,390
Rayonier LP, 2.75%, 05/17/31	2,500	2,250,972
Realty Income Corp.
2.10%, 03/15/28	3,560	3,420,887
2.20%, 06/15/28	3,090	2,962,234
3.10%, 12/15/29	3,670	3,493,266
3.20%, 02/15/31(a)	1,490	1,395,826
3.25%, 06/15/29(a)	2,955	2,849,593
3.25%, 01/15/31	7,665	7,212,177
3.40%, 01/15/28	2,895	2,852,285
3.40%, 01/15/30	2,960	2,841,094
3.65%, 01/15/28(a)	3,334	3,299,949
3.95%, 08/15/27	2,067	2,058,471
3.95%, 02/01/29	2,270	2,240,884
4.00%, 07/15/29	2,120	2,087,212
4.70%, 12/15/28	2,827	2,842,535
4.75%, 02/15/29	2,500	2,518,359
4.85%, 03/15/30(a)	3,368	3,403,837
Regency Centers LP
2.95%, 09/15/29	2,575	2,454,644
3.70%, 06/15/30	3,700	3,584,720
4.13%, 03/15/28(a)	1,820	1,812,420
Rexford Industrial Realty LP
2.13%, 12/01/30	3,690	3,269,380
5.00%, 06/15/28(a)	3,032	3,056,252
Sabra Health Care LP, 3.90%, 10/15/29(a)	2,070	2,005,753
Simon Property Group LP
1.75%, 02/01/28	5,285	5,069,588
2.20%, 02/01/31(a)	2,725	2,451,008
2.45%, 09/13/29	7,812	7,322,087
2.65%, 07/15/30	4,415	4,106,046
3.38%, 06/15/27	3,842	3,810,664
3.38%, 12/01/27	3,450	3,407,436
4.30%, 01/15/31	5,040	4,968,991
4.38%, 10/01/30	5,075	5,033,848
Store Capital LLC
2.75%, 11/18/30	2,010	1,813,358
4.50%, 03/15/28(a)	2,200	2,187,171
4.63%, 03/15/29	2,225	2,204,923
4.95%, 02/11/31(a)	2,610	2,583,637
5.40%, 04/30/30	2,095	2,114,867
Sun Communities Operating LP, 2.30%, 11/01/28	2,835	2,690,429
Tanger Properties LP, 3.88%, 07/15/27	1,750	1,736,650
Trust 2401, 4.87%, 01/15/30(b)	1,015	970,837
UDR, Inc.
3.20%, 01/15/30	3,930	3,747,631
3.50%, 07/01/27	1,705	1,691,698
3.50%, 01/15/28	1,860	1,833,046
4.40%, 01/26/29	2,265	2,258,477
Ventas Realty LP
3.00%, 01/15/30	4,175	3,939,147
4.00%, 03/01/28	3,640	3,609,114
4.40%, 01/15/29	5,185	5,162,093
4.75%, 11/15/30	2,990	2,996,181
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
VICI Properties LP
4.75%, 02/15/28(a)	$6,777	$6,786,241
4.75%, 04/01/28	1,705	1,704,930
4.95%, 02/15/30	5,940	5,941,110
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(b)	3,739	3,638,045
4.13%, 08/15/30(b)	5,810	5,576,079
4.50%, 01/15/28(a)(b)	1,445	1,436,403
4.63%, 12/01/29(b)	6,670	6,561,647
WEA Finance LLC
3.50%, 06/15/29(a)(b)	4,675	4,494,169
4.13%, 09/20/28(b)	1,895	1,872,330
Welltower OP LLC
2.05%, 01/15/29	3,283	3,090,902
2.75%, 01/15/31	1,475	1,359,235
3.10%, 01/15/30(a)	4,770	4,533,451
4.13%, 03/15/29	3,435	3,408,128
4.25%, 04/15/28	4,408	4,401,222
4.50%, 07/01/30	7,660	7,631,603
Weyerhaeuser Co.
4.00%, 11/15/29	5,005	4,902,885
4.00%, 04/15/30	4,445	4,329,966
6.95%, 10/01/27	4,010	4,131,710
WP Carey, Inc.
2.40%, 02/01/31	600	539,218
3.85%, 07/15/29	2,475	2,421,283
4.65%, 07/15/30	3,005	2,994,063
		771,934,610
Retail — 1.8%
7-Eleven, Inc.
1.30%, 02/10/28(a)(b)	4,970	4,712,386
1.80%, 02/10/31(b)	6,690	5,826,965
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(b)	4,910	4,626,304
3.55%, 07/26/27(b)	4,394	4,352,358
4.15%, 09/29/28(b)	3,820	3,788,065
AutoNation, Inc.
1.95%, 08/01/28	1,965	1,854,910
3.80%, 11/15/27	1,260	1,246,552
4.45%, 01/15/29	3,120	3,092,269
4.75%, 06/01/30	3,350	3,336,233
AutoZone, Inc.
1.65%, 01/15/31	3,047	2,656,923
3.75%, 06/01/27	2,256	2,243,935
3.75%, 04/18/29(a)	2,655	2,602,229
4.00%, 04/15/30(a)	4,610	4,505,102
4.50%, 02/01/28(a)	2,355	2,358,600
5.10%, 07/15/29(a)	4,252	4,320,151
5.13%, 06/15/30	3,315	3,369,050
6.25%, 11/01/28	2,342	2,432,825
Best Buy Co., Inc.
1.95%, 10/01/30(a)	3,965	3,531,429
4.45%, 10/01/28	2,617	2,617,681
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(a)(b)	2,680	2,671,636
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	6,495	6,671,443
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(a)(b)	2,500	2,476,765

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27	$6,070	$5,911,777
1.60%, 04/20/30	10,372	9,400,419
Darden Restaurants, Inc.
4.35%, 10/15/27	1,575	1,571,941
4.55%, 10/15/29	3,105	3,093,517
Dick's Sporting Goods, Inc., 4.00%, 10/01/29(b)	2,195	2,141,822
Dollar General Corp.
3.50%, 04/03/30	5,820	5,547,207
4.13%, 05/01/28	2,406	2,388,062
5.20%, 07/05/28(a)	2,780	2,813,353
Dollar Tree, Inc., 4.20%, 05/15/28(a)	7,260	7,216,436
Ferguson Enterprises, Inc., 4.35%, 03/15/31(a)	2,370	2,330,117
Genuine Parts Co.
1.88%, 11/01/30	2,725	2,370,285
4.95%, 08/15/29(a)	5,410	5,391,810
6.50%, 11/01/28(a)	1,987	2,056,629
Home Depot, Inc.(The)
0.90%, 03/15/28(a)	2,527	2,390,254
1.38%, 03/15/31(a)	6,765	5,861,400
1.50%, 09/15/28	5,205	4,909,980
2.70%, 04/15/30	8,540	8,037,540
2.80%, 09/14/27(a)	5,377	5,289,784
2.95%, 06/15/29	10,797	10,386,290
3.75%, 09/15/28(a)	2,790	2,766,771
3.90%, 12/06/28	5,011	4,978,783
3.95%, 09/15/30(a)	3,500	3,440,381
4.75%, 06/25/29	7,904	8,004,750
4.88%, 06/25/27	5,225	5,271,504
4.90%, 04/15/29	4,290	4,359,428
InRetail Consumer, 3.25%, 03/22/28(a)(b)	950	916,437
Lowe's Companies, Inc.
1.30%, 04/15/28(a)	4,205	3,975,296
1.70%, 09/15/28(a)	4,237	3,988,814
1.70%, 10/15/30	7,295	6,450,231
2.63%, 04/01/31(a)	8,525	7,780,278
3.65%, 04/05/29	8,450	8,264,997
3.95%, 10/15/27	3,290	3,276,785
4.00%, 10/15/28	4,710	4,666,218
4.25%, 03/15/31	6,280	6,168,607
4.50%, 04/15/30	7,735	7,732,607
6.50%, 03/15/29(a)	1,950	2,053,444
6.88%, 02/15/28(a)	3,016	3,143,970
McDonald's Corp.
2.13%, 03/01/30	4,695	4,313,650
2.63%, 09/01/29	6,060	5,744,862
3.50%, 07/01/27	4,326	4,296,152
3.60%, 07/01/30(a)	6,305	6,114,310
3.80%, 04/01/28(a)	6,007	5,959,700
4.40%, 02/12/31(a)	970	965,922
4.60%, 05/15/30	4,535	4,564,604
4.80%, 08/14/28	2,589	2,614,507
5.00%, 05/17/29	3,335	3,391,243
O'Reilly Automotive, Inc.
1.75%, 03/15/31(a)	2,185	1,911,698
3.60%, 09/01/27	3,020	2,991,634
3.90%, 06/01/29	4,142	4,071,513
4.20%, 04/01/30	3,310	3,260,791
4.35%, 06/01/28	3,250	3,246,568
Ross Stores, Inc., 1.88%, 04/15/31	1,115	983,809
Security	Par (000)	Value
Retail (continued)
Starbucks Corp.
2.25%, 03/12/30	$4,795	$4,407,153
2.55%, 11/15/30(a)	7,995	7,336,740
3.50%, 03/01/28(a)	2,439	2,406,414
3.55%, 08/15/29	6,235	6,085,823
4.00%, 11/15/28(a)	4,908	4,861,184
4.50%, 05/15/28(a)	2,719	2,722,955
4.90%, 02/15/31	1,390	1,405,907
Target Corp.
2.35%, 02/15/30(a)	5,225	4,858,463
2.65%, 09/15/30	2,345	2,177,809
3.38%, 04/15/29(a)	5,420	5,291,056
4.35%, 06/15/28	2,785	2,792,057
TJX Companies, Inc.(The)
1.15%, 05/15/28	2,655	2,506,055
3.88%, 04/15/30(a)	3,200	3,145,020
Tractor Supply Co., 1.75%, 11/01/30	3,865	3,408,578
Walmart, Inc.
2.38%, 09/24/29(a)	995	938,537
3.25%, 07/08/29	3,005	2,933,036
3.70%, 06/26/28	7,601	7,549,943
3.90%, 04/15/28(a)	4,353	4,343,372
4.00%, 04/30/29(a)	1,455	1,449,399
4.00%, 04/15/30	2,505	2,486,437
4.15%, 04/30/31	4,905	4,868,362
4.35%, 04/28/30(a)	5,827	5,853,364
7.55%, 02/15/30	5,970	6,652,111
		396,552,473
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30(a)(b)(c)	5,121	4,992,222
4.13%, 10/18/32, (5-year USD ICE Swap + 1.85%)(a)(b)(c)	3,115	3,079,916
4.30%, 03/08/29(b)(c)	4,627	4,600,783
4.35%, 09/30/30(b)	4,085	4,024,561
4.65%, 07/14/29, (1-day SOFR + 1.06%)(b)(c)	3,610	3,613,253
4.85%, 07/27/27(a)(b)	4,461	4,487,472
5.13%, 07/29/29(b)	5,605	5,692,494
		30,490,701
Semiconductors — 1.8%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	3,270	3,279,002
Analog Devices, Inc.
1.70%, 10/01/28	4,243	3,998,458
3.45%, 06/15/27(a)	1,700	1,690,604
4.25%, 06/15/28	5,405	5,403,223
4.50%, 06/15/30	4,440	4,437,636
Applied Materials, Inc.
1.75%, 06/01/30	4,800	4,320,939
4.00%, 01/15/31	3,285	3,215,545
4.80%, 06/15/29	4,620	4,685,843
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	3,350	3,313,724
Broadcom, Inc.
1.95%, 02/15/28(a)	4,591	4,419,923
2.45%, 02/15/31	15,365	13,954,239
4.00%, 04/15/29(b)	4,185	4,136,143
4.15%, 11/15/30	10,990	10,793,206
4.20%, 10/15/30	7,110	7,003,387
4.30%, 01/15/31	4,315	4,266,548
4.35%, 02/15/30	8,325	8,273,608

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 07/15/30	$11,215	$11,222,927
4.75%, 04/15/29	9,465	9,546,147
4.80%, 04/15/28	6,185	6,242,372
5.00%, 04/15/30	3,645	3,696,233
5.05%, 07/12/27	2,752	2,779,417
5.05%, 07/12/29	13,300	13,532,007
5.05%, 04/15/30	4,395	4,467,839
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	6,505	6,664,899
5.90%, 01/25/30(b)	7,385	7,644,166
Intel Corp.
1.60%, 08/12/28	6,049	5,692,284
2.45%, 11/15/29	12,025	11,202,894
3.75%, 08/05/27	5,977	5,940,362
3.90%, 03/25/30	9,465	9,203,685
4.00%, 08/05/29	4,020	3,952,049
4.65%, 06/01/31	7,070	7,015,528
4.88%, 02/10/28	10,139	10,206,521
5.00%, 02/21/31	2,210	2,235,895
5.13%, 02/10/30	7,695	7,817,616
KLA Corp., 4.10%, 03/15/29	4,940	4,906,013
Lam Research Corp.
1.90%, 06/15/30(a)	4,600	4,169,260
4.00%, 03/15/29	5,871	5,820,870
Marvell Technology, Inc.
2.45%, 04/15/28	4,255	4,101,293
2.95%, 04/15/31(a)	2,705	2,492,704
4.75%, 07/15/30	3,270	3,280,295
4.88%, 06/22/28	3,040	3,064,106
5.75%, 02/15/29(a)	3,060	3,148,256
Microchip Technology, Inc.
4.90%, 03/15/28	5,425	5,457,292
5.05%, 03/15/29	5,942	6,003,448
5.05%, 02/15/30	6,397	6,458,619
Micron Technology, Inc., 5.30%, 01/15/31	10	10,276
NVIDIA Corp.
1.55%, 06/15/28	7,753	7,380,775
2.85%, 04/01/30(a)	9,785	9,288,231
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,012	3,079,904
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	120	107,880
3.40%, 05/01/30	5,859	5,594,255
4.30%, 08/19/28(a)	2,855	2,843,875
4.30%, 06/18/29(a)	6,810	6,755,434
4.40%, 06/01/27	2,350	2,352,134
Qorvo, Inc.
3.38%, 04/01/31(b)	120	109,916
4.38%, 10/15/29(a)	5,300	5,198,484
QUALCOMM, Inc.
1.30%, 05/20/28	5,355	5,066,576
2.15%, 05/20/30	6,955	6,374,278
4.50%, 05/20/30	2,930	2,944,655
SK Hynix, Inc.
2.38%, 01/19/31(a)(b)	655	595,864
4.25%, 09/11/28(b)	4,750	4,730,268
4.38%, 09/11/30(b)	5,895	5,848,111
5.50%, 01/16/29(a)(b)	6,970	7,152,245
6.38%, 01/17/28(a)(b)	5,455	5,623,849
Texas Instruments, Inc.
1.75%, 05/04/30	4,370	3,951,712
2.25%, 09/04/29	5,080	4,759,629
Security	Par (000)	Value
Semiconductors (continued)
2.90%, 11/03/27(a)	$2,788	$2,744,121
4.50%, 05/23/30	3,150	3,163,814
4.60%, 02/15/28	3,672	3,696,835
4.60%, 02/08/29(a)	4,085	4,130,175
TSMC Arizona Corp., 4.13%, 04/22/29(a)	2,655	2,647,046
TSMC Global Ltd.
1.00%, 09/28/27(a)(b)	4,135	3,966,154
1.38%, 09/28/30(a)(b)	7,430	6,554,071
1.75%, 04/23/28(b)	4,805	4,590,854
2.25%, 04/23/31(b)	8,025	7,242,723
4.38%, 07/22/27(b)	1,825	1,828,206
Xilinx, Inc., 2.38%, 06/01/30	4,478	4,142,041
		399,631,416
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	3,760	3,562,603
3.48%, 12/01/27	3,105	3,060,099
4.20%, 05/01/30	1,885	1,846,304
5.35%, 01/15/30	4,655	4,745,659
		13,214,665
Software — 2.2%
Adobe, Inc.
2.30%, 02/01/30	8,562	7,930,515
4.75%, 01/17/28(a)	4,175	4,210,764
4.80%, 04/04/29(a)	4,550	4,607,438
4.95%, 01/17/30	3,805	3,865,892
Atlassian Corp., 5.25%, 05/15/29	3,335	3,373,344
Autodesk, Inc.
2.85%, 01/15/30	3,590	3,376,610
3.50%, 06/15/27(a)	2,327	2,307,715
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5,010	4,478,105
2.90%, 12/01/29(a)	5,260	4,937,274
Cadence Design Systems, Inc.
4.20%, 09/10/27	2,359	2,355,916
4.30%, 09/10/29	6,540	6,500,176
Concentrix Corp.
6.50%, 03/01/29(a)	2,835	2,782,116
6.60%, 08/02/28(a)	4,980	4,962,170
Constellation Software, Inc./Canada, 5.16%, 02/16/29(b)	3,770	3,787,003
Fidelity National Information Services, Inc.
1.65%, 03/01/28	4,348	4,131,441
2.25%, 03/01/31(a)	4,325	3,847,858
3.75%, 05/21/29	3,760	3,654,853
4.45%, 03/10/28	4,250	4,239,383
4.55%, 03/10/29	14,715	14,634,315
4.80%, 03/10/31	12,455	12,362,575
Fiserv, Inc.
2.25%, 06/01/27(a)	4,393	4,301,593
2.65%, 06/01/30	6,900	6,323,849
3.50%, 07/01/29(a)	17,275	16,618,661
4.20%, 10/01/28(a)	5,885	5,823,036
4.55%, 02/15/31	6,150	6,026,312
4.75%, 03/15/30	5,215	5,178,892
5.35%, 03/15/31(a)	1,305	1,320,837
5.38%, 08/21/28	4,185	4,238,280
5.45%, 03/02/28(a)	5,503	5,571,672
Intuit, Inc.
1.35%, 07/15/27	1,747	1,693,046

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
1.65%, 07/15/30(a)	$3,295	$2,929,235
5.13%, 09/15/28	4,907	4,983,126
Microsoft Corp.
1.35%, 09/15/30(a)	3,600	3,206,273
3.40%, 06/15/27(a)	1,631	1,624,455
MSCI, Inc.
3.63%, 09/01/30(b)	5,660	5,365,636
3.88%, 02/15/31(b)	6,580	6,238,467
4.00%, 11/15/29(b)	6,735	6,533,834
Open Text Corp., 6.90%, 12/01/27(a)(b)	5,375	5,508,778
Oracle Corp.
2.30%, 03/25/28	10,435	9,989,703
2.88%, 03/25/31	14,930	13,372,953
2.95%, 04/01/30	18,465	17,045,640
3.25%, 11/15/27	15,143	14,853,902
3.25%, 05/15/30(a)	2,770	2,585,163
4.20%, 09/27/29	8,452	8,238,941
4.45%, 09/26/30	19,160	18,576,780
4.50%, 05/06/28(a)	3,597	3,589,199
4.55%, 02/04/29	19,660	19,463,587
4.65%, 05/06/30	4,265	4,197,350
4.80%, 08/03/28	8,770	8,769,679
4.95%, 02/04/31	20,270	19,932,419
6.15%, 11/09/29	7,025	7,293,367
Paychex, Inc., 5.10%, 04/15/30	9,470	9,578,567
Roper Technologies, Inc.
1.40%, 09/15/27(a)	3,514	3,381,393
1.75%, 02/15/31	3,790	3,287,016
2.00%, 06/30/30(a)	5,445	4,877,277
2.95%, 09/15/29(a)	3,600	3,413,050
4.20%, 09/15/28(a)	5,098	5,055,160
4.25%, 09/15/28	2,600	2,583,865
4.45%, 09/15/30	3,375	3,325,795
4.50%, 10/15/29	4,085	4,054,124
Salesforce, Inc.
1.50%, 07/15/28	6,077	5,729,230
3.70%, 04/11/28	8,977	8,872,279
4.50%, 03/15/28	18,440	18,456,464
4.65%, 03/15/29(a)	24,545	24,595,111
ServiceNow, Inc.
1.40%, 09/01/30	9,115	8,001,637
4.25%, 05/15/28(a)	1,005	1,004,944
Synopsys, Inc.
4.65%, 04/01/28	5,190	5,208,995
4.85%, 04/01/30	12,140	12,208,747
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	5,733	5,777,172
5.40%, 06/12/29	2,710	2,766,622
VMware LLC
1.80%, 08/15/28	4,751	4,491,393
4.70%, 05/15/30(a)	5,370	5,389,340
Workday, Inc., 3.70%, 04/01/29(a)	4,785	4,663,921
		490,462,230
Telecommunications — 2.7%
America Movil SAB de CV
2.88%, 05/07/30	6,470	6,032,882
3.63%, 04/22/29	6,827	6,631,864
AT&T, Inc.
1.65%, 02/01/28	12,834	12,279,021
2.30%, 06/01/27	13,948	13,684,124
4.10%, 02/15/28	9,340	9,299,471
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 02/15/30	$20,864	$20,675,791
4.35%, 03/01/29	18,457	18,417,067
4.70%, 08/15/30	5,840	5,865,032
British Telecommunications PLC
3.25%, 11/08/29(b)	6,540	6,255,570
5.13%, 12/04/28	4,599	4,655,382
9.63%, 12/15/30	15,644	18,618,468
Cisco Systems, Inc.
4.55%, 02/24/28(a)	5,005	5,040,914
4.75%, 02/24/30	6,800	6,885,805
4.85%, 02/26/29	14,430	14,649,816
4.95%, 02/26/31	14,330	14,630,486
Deutsche Telekom International Finance BV
4.38%, 06/21/28(a)(b)	5,715	5,707,573
8.75%, 06/15/30	21,492	24,324,285
Frontier Florida LLC, Series E, 6.86%, 02/01/28(a)	300	310,290
Juniper Networks, Inc.
2.00%, 12/10/30(a)	2,445	2,153,521
3.75%, 08/15/29	3,435	3,332,607
Koninklijke KPN NV, 8.38%, 10/01/30	2,980	3,407,517
KT Corp.
4.13%, 02/02/28(a)(b)	800	796,596
4.38%, 01/03/29(a)(b)	680	678,654
Motorola Solutions, Inc.
2.30%, 11/15/30	5,365	4,848,526
2.75%, 05/24/31	140	127,325
4.60%, 02/23/28	3,727	3,740,541
4.60%, 05/23/29	4,438	4,443,943
4.85%, 08/15/30	3,260	3,276,271
5.00%, 04/15/29(a)	2,495	2,527,906
NBN Co. Ltd.
4.00%, 10/01/27(b)	2,960	2,943,949
4.15%, 09/16/30(b)	2,800	2,755,929
4.25%, 10/01/29(a)(b)	2,655	2,635,929
5.75%, 10/06/28(b)	4,694	4,823,974
Nokia OYJ, 4.38%, 06/12/27	2,579	2,570,822
NTT Finance Corp.
1.59%, 04/03/28(b)	8,160	7,756,010
2.07%, 04/03/31(b)	2,095	1,847,036
4.37%, 07/27/27(a)(b)	2,900	2,899,918
4.57%, 07/16/27(b)	7,060	7,074,158
4.62%, 07/16/28(b)	10,060	10,067,633
4.88%, 07/16/30(b)	14,625	14,674,912
5.10%, 07/02/27(a)(b)	3,425	3,450,676
5.11%, 07/02/29(b)	6,255	6,339,111
Ooredoo International Finance Ltd., 3.88%, 01/31/28(a)(b)	2,405	2,385,739
Orange SA
4.00%, 01/13/29(a)(b)	5,350	5,295,082
4.25%, 01/13/31(b)	9,385	9,201,466
9.00%, 03/01/31	11,015	12,942,312
Rogers Communications, Inc., 5.00%, 02/15/29(a)	8,327	8,395,435
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,225	1,253,613
SoftBank Corp., 4.70%, 07/09/30(a)(b)	3,100	3,069,876
Sprint Capital Corp., 6.88%, 11/15/28	16,520	17,406,969
STC Sukuk Co. II Ltd., 4.49%, 01/15/31(b)	4,500	4,443,414
STC Sukuk Co. Ltd., 3.89%, 05/13/29(b)	7,450	7,274,180
Telefonica Europe BV, 8.25%, 09/15/30	4,950	5,588,938
TELUS Corp., 3.70%, 09/15/27	2,735	2,707,308

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/28	$9,769	$9,400,231
2.40%, 03/15/29	2,729	2,580,703
2.55%, 02/15/31	15,495	14,102,455
2.63%, 02/15/29	5,435	5,179,316
2.88%, 02/15/31	1,415	1,305,081
3.38%, 04/15/29	13,558	13,158,134
3.50%, 04/15/31	10,485	9,934,734
3.88%, 04/15/30	40,070	38,991,845
4.20%, 10/01/29	4,985	4,937,518
4.80%, 07/15/28	5,191	5,230,822
4.85%, 01/15/29(a)	5,842	5,896,008
4.95%, 03/15/28	5,465	5,517,925
Verizon Communications, Inc.
1.50%, 09/18/30	5,190	4,579,894
1.68%, 10/30/30	4,725	4,183,230
1.75%, 01/20/31	11,040	9,744,077
2.10%, 03/22/28	11,461	11,028,492
2.55%, 03/21/31	19,765	18,023,284
3.15%, 03/22/30(a)	6,140	5,853,483
3.88%, 02/08/29	5,503	5,441,973
4.02%, 12/03/29	19,070	18,796,970
4.33%, 09/21/28(a)	15,197	15,200,376
7.75%, 12/01/30	3,040	3,412,301
Vodafone Group PLC, 7.88%, 02/15/30(a)	4,740	5,260,655
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(a)(b)	715	682,698
		591,543,842
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	1,815	1,793,841
3.90%, 11/19/29	5,855	5,708,308
4.65%, 03/12/31(a)	1,935	1,913,618
Mattel, Inc.
3.75%, 04/01/29(b)	3,705	3,594,641
5.00%, 11/17/30(a)	3,795	3,784,706
5.88%, 12/15/27(a)(b)	3,142	3,142,112
		19,937,226
Transportation — 0.8%
AP Moller - Maersk A/S, 4.50%, 06/20/29(a)(b)	3,720	3,715,228
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	1,718	1,703,787
7.95%, 08/15/30	760	855,513
Canadian National Railway Co.
4.20%, 03/12/31	290	284,767
4.35%, 05/12/29(a)	1,140	1,137,552
6.90%, 07/15/28(a)	2,640	2,775,778
Canadian Pacific Railway Co.
2.05%, 03/05/30	3,315	3,033,327
2.88%, 11/15/29	2,995	2,844,213
4.00%, 06/01/28	3,000	2,977,394
4.00%, 03/15/29	2,725	2,693,158
4.80%, 03/30/30(a)	3,725	3,758,138
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	3,945	3,915,441
CSX Corp.
2.40%, 02/15/30	2,585	2,401,952
3.25%, 06/01/27	4,467	4,425,935
3.80%, 03/01/28	4,753	4,716,110
4.25%, 03/15/29	5,567	5,547,774
Security	Par (000)	Value
Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(a)(b)	$2,410	$2,318,033
FedEx Corp.
2.40%, 05/15/31	625	560,884
2.40%, 05/15/31(a)	220	197,551
3.10%, 08/05/29	4,644	4,448,992
3.10%, 08/05/29(a)	2,475	2,371,107
3.40%, 02/15/28(a)	985	970,315
4.25%, 05/15/30(a)	5,360	5,294,803
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	5,845	5,771,012
4.65%, 03/15/31(b)	4,560	4,491,644
GXO Logistics, Inc., 6.25%, 05/06/29	3,642	3,766,688
JB Hunt Transport Services, Inc., 4.90%, 03/15/30(a)	5,095	5,134,800
Kazakhstan Temir Zholy National Co. JSC, 4.88%, 04/29/31(a)(b)	2,800	2,756,696
Kirby Corp., 4.20%, 03/01/28	2,385	2,369,844
Norfolk Southern Corp.
2.30%, 05/15/31	90	80,740
2.55%, 11/01/29	2,926	2,750,997
3.15%, 06/01/27	950	940,013
3.80%, 08/01/28	3,997	3,951,747
5.05%, 08/01/30(a)	3,815	3,881,326
7.25%, 02/15/31(a)	1,880	2,076,048
Ryder System, Inc.
4.30%, 06/15/27	1,270	1,269,179
4.30%, 12/01/30	1,740	1,714,214
4.85%, 06/15/30(a)	1,950	1,965,379
4.90%, 12/01/29(a)	1,620	1,634,691
4.95%, 09/01/29(a)	1,805	1,824,498
5.00%, 03/15/30(a)	2,225	2,254,530
5.25%, 06/01/28(a)	4,873	4,945,667
5.38%, 03/15/29	2,710	2,770,893
5.50%, 06/01/29(a)	1,520	1,558,459
5.65%, 03/01/28(a)	2,601	2,653,931
6.30%, 12/01/28	2,300	2,393,648
Union Pacific Corp.
2.40%, 02/05/30	5,321	4,957,361
3.70%, 03/01/29	3,184	3,134,520
3.95%, 09/10/28	5,470	5,433,585
6.63%, 02/01/29	3,790	4,014,363
United Parcel Service of America, Inc., 7.62%, 04/01/30(d)	2,480	2,733,636
United Parcel Service, Inc.
2.50%, 09/01/29	2,024	1,909,361
3.05%, 11/15/27	5,476	5,396,006
3.40%, 03/15/29	4,174	4,073,323
4.45%, 04/01/30(a)	4,545	4,563,394
4.65%, 10/15/30(a)	1,415	1,426,515
Walmart, Inc.
1.50%, 09/22/28	7,113	6,714,997
3.95%, 09/09/27(a)	3,928	3,926,424
XPO, Inc., 6.25%, 06/01/28(a)(b)	5,305	5,371,376
		179,559,257
Trucking & Leasing — 0.3%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	3,375	3,356,302
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	5,775	5,591,251
GATX Corp.
3.50%, 03/15/28	1,520	1,494,070

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
4.00%, 06/30/30(a)	$3,300	$3,218,020
4.55%, 11/07/28(a)	1,245	1,242,862
4.70%, 04/01/29(a)	2,896	2,905,407
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(a)(b)	1,980	1,887,019
4.40%, 07/01/27(b)	3,590	3,583,553
4.55%, 01/15/31(b)	3,075	3,039,137
5.25%, 07/01/29(a)(b)	4,315	4,378,721
5.25%, 02/01/30(a)(b)	4,285	4,342,379
5.35%, 03/30/29(b)	3,285	3,336,171
5.55%, 05/01/28(b)	4,490	4,560,034
5.70%, 02/01/28(a)(b)	4,410	4,476,766
5.88%, 11/15/27(a)(b)	2,607	2,649,214
6.05%, 08/01/28(b)	6,625	6,809,189
6.20%, 06/15/30(b)	2,025	2,118,289
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	2,015	1,922,320
5.10%, 04/01/30(a)(b)	3,870	3,903,406
5.30%, 04/03/29(a)(b)	4,100	4,158,885
5.45%, 05/03/28(a)(b)	4,395	4,453,960
		73,426,955
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29(a)	1,275	1,259,212
6.00%, 06/16/30(a)	2,430	2,429,374
		3,688,586
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30(a)	3,230	3,028,791
2.95%, 09/01/27	4,347	4,279,990
3.45%, 06/01/29(a)	4,455	4,328,000
3.75%, 09/01/28	3,290	3,245,844
4.63%, 06/01/29(a)	2,630	2,641,286
Essential Utilities, Inc.
2.40%, 05/01/31	25	22,377
2.70%, 04/15/30	3,195	2,970,642
3.57%, 05/01/29	2,520	2,447,165
4.80%, 08/15/27	2,620	2,630,354
United Utilities PLC, 6.88%, 08/15/28	2,355	2,461,099
		28,055,548
Total Corporate Bonds & Notes — 97.8% (Cost: $21,770,715,439)		21,777,381,419
Foreign Government Obligations(g)
Japan — 0.0%
Development Bank of Japan, Inc., 4.00%, 08/28/27(b)	355	354,428
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)	67,630	68,037,270
South Korea — 0.3%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	2,160	2,155,523
4.75%, 02/13/28(a)(b)	2,270	2,284,810
5.50%, 04/06/28(a)(b)	3,725	3,800,397
Korea Gas Corp.
3.13%, 07/20/27(b)	3,003	2,965,407
Security	Par (000)	Value
South Korea (continued)
3.88%, 07/13/27(a)(b)	$5,205	$5,180,840
4.25%, 07/10/30(b)	230	229,271
4.88%, 07/05/28(a)(b)	5,745	5,807,333
5.00%, 07/08/29(b)	2,320	2,365,782
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	3,623	3,576,526
4.25%, 07/27/27(b)	5,210	5,209,910
4.63%, 07/29/29(a)(b)	2,400	2,413,725
5.00%, 07/18/28(a)(b)	2,970	3,008,871
Korea National Oil Corp.
4.00%, 09/29/28(b)	2,500	2,468,677
4.13%, 09/30/27(a)(b)	3,000	2,990,445
4.13%, 09/29/30(b)	1,500	1,473,669
4.25%, 09/30/29(b)	3,000	2,983,459
4.63%, 03/30/31(a)(b)	2,000	2,005,897
4.75%, 03/31/30(b)	2,000	2,015,330
4.88%, 04/03/28(a)(b)	3,000	3,023,600
4.88%, 04/03/29(b)	4,000	4,046,424
		60,005,896
Total Foreign Government Obligations — 0.6% (Cost: $128,831,446)		128,397,594
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB
7.13% , (5-year CMT + 2.82%)(c)(e)	2,350	2,389,786
7.25% , (5-year CMT + 2.88%)(a)(c)(e)	1,075	1,086,751
		3,476,537
Total U.S. Government Agency Obligations — 0.0% (Cost: $3,547,193)		3,476,537
Total Long-Term Investments — 98.4% (Cost: $21,903,094,078)		21,909,255,550
	Shares
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(h)(i)(j)	1,366,983,070	1,367,393,165
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(h)(i)	24,250,000	24,250,000
Total Short-Term Securities — 6.3% (Cost: $1,391,145,191)		1,391,643,165
Total Investments — 104.7% (Cost: $23,294,239,269)		23,300,898,715
Liabilities in Excess of Other Assets — (4.7)%		(1,038,535,155)
Net Assets — 100.0%		$22,262,363,560

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,447,074,925	$—	$(79,394,869)(a)	$(96,589)	$(190,302)	$1,367,393,165	1,366,983,070	$1,188,275 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	240,000	24,010,000 (a)	—	—	—	24,250,000	24,250,000	353,109	—
				$(96,589)	$(190,302)	$1,391,643,165		$1,541,384	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,777,381,419	$—	$21,777,381,419
Foreign Government Obligations	—	128,397,594	—	128,397,594
U.S. Government Agency Obligations	—	3,476,537	—	3,476,537

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,391,643,165	$—	$—	$1,391,643,165
	$1,391,643,165	$21,909,255,550	$—	$23,300,898,715

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate